UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

2405 York Road, Suite 201, Lutherville-Timonium, Maryland 21093

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2022

Date of reporting period: April 30, 2022

Item 1.	Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

APRIL 30, 2022

2022 Semi-Annual Report (Unaudited)

iShares, Inc.

• iShares International High Yield Bond ETF | HYXU | Cboe BZX

• iShares J.P. Morgan EM Corporate Bond ETF | CEMB | Cboe BZX

• iShares J.P. Morgan EM High Yield Bond ETF | EMHY | Cboe BZX

• iShares J.P. Morgan EM Local Currency Bond ETF | LEMB | NYSE Arca

• iShares US & Intl High Yield Corp Bond ETF | GHYG | Cboe BZX

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets which characterized 2021. The U.S. economy shrank in the first quarter of 2022, ending the run of robust growth which followed reopening and the development of the COVID-19 vaccines. Rapid changes in consumer spending led to supply constraints and elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed but mostly down, as persistently high inflation drove investors’ expectations for higher interest rates, particularly weighing on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks were nearly flat. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as increasing inflation drove investors’ expectations for higher interest rates. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates in March 2022, the first increase of this business cycle. Furthermore, the Fed wound down its bond-buying programs and raised the prospect of reversing the flow and reducing its balance sheet. Continued high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will continue to raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metal markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption are likely to drive already-high commodity prices even higher. We believe sharp increases in energy prices will exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks amid the ebb and flow of the pandemic, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation.

In this environment, we favor an overweight to equities, as valuations have become more attractive and inflation-adjusted interest rates remain low. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long term. We favor U.S. equities due to strong earnings momentum, while Japanese equities should benefit from supportive monetary and fiscal policy. We are underweight credit overall, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities for additional yield. We believe that international diversification and a focus on sustainability and quality can help provide portfolio resilience.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(9.65)%	0.21%

U.S. small cap equities (Russell 2000® Index)	(18.38)	(16.87)

International equities (MSCI Europe, Australasia, Far East Index)	(11.80)	(8.15)

Emerging market equities (MSCI Emerging Markets Index)	(14.15)	(18.33)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.07	0.08

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(10.29)	(8.86)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(9.47)	(8.51)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(7.90)	(7.88)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(7.40)	(5.22)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2022	iShares® International High Yield Bond ETF

Investment Objective

The iShares International High Yield Bond ETF (the “Fund”) seeks to track the investment results of an index composed of euro, British pound sterling and Canadian dollar-denominated, high yield corporate bonds, as represented by the Markit iBoxx® Global Developed Markets ex-US High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(14.69)%	(17.48)%	0.79%	1.96%	(17.48)%	4.00%	21.46%
Fund Market	(15.22)	(18.08)	0.59	1.79	(18.08)	3.01	19.41
Index	(14.68)	(17.24)	1.12	2.11	(17.24)	5.73	23.16

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 853.10	$ 1.84		$ 1,000.00	$ 1,022.80	$ 2.01		0.40%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)

Baa	3.4%
Ba	48.7
B	27.5
Caa	4.7
Not Rated	15.7

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	18.5%
Italy	15.7
United Kingdom	12.0
France	11.9
Germany	11.1
Spain	7.4
Luxembourg	4.0
Netherlands	2.8
Canada	2.7
Sweden	2.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2022	iShares® J.P. Morgan EM Corporate Bond ETF

Investment Objective

The iShares J.P. Morgan EM Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market corporate bonds, as represented by the J.P. Morgan CEMBI Broad Diversified Core Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(10.58)%	(9.90)%	1.68%	2.98%	(9.90)%	8.67%	34.10%
Fund Market	(11.31)	(10.92)	1.49	2.90	(10.92)	7.70	33.14
Index	(11.68)	(10.68)	2.02	3.44	(10.68)	10.52	40.23

Index Performance through May 31, 2017 reflects the performance of the Morningstar® Emerging Markets Corporate Bond IndexSM. Index performance beginning on June 1, 2017 reflects the performance of the J.P. Morgan CEMBI Broad Diversified Core Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 894.20	$ 2.35		$ 1,000.00	$ 1,022.30	$ 2.51		0.50%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aa	6.6%
A	17.1
Baa	38.0
Ba	11.6
B	6.7
Caa	1.6
C	1.2
Not Rated	17.2

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

China	10.0%
Hong Kong	6.7
Brazil	5.5
Colombia	4.5
United Arab Emirates	4.5
Mexico	4.5
India	4.5
Singapore	4.3
Turkey	4.3
Indonesia	4.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2022	iShares® J.P. Morgan EM High Yield Bond ETF

Investment Objective

The iShares J.P. Morgan EM High Yield Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market high yield sovereign and corporate bonds, as represented by the J.P. Morgan USD Emerging Markets High Yield Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(10.91)%	(11.59)%	0.03%	3.02%	(11.59)%	0.14%	34.66%
Fund Market	(11.05)	(11.98)	(0.07)	2.93	(11.98)	(0.34)	33.46
Index	(11.15)	(11.59)	0.31	3.35	(11.59)	1.58	39.04

Index performance through March 01, 2020 reflects the performance of the Morningstar Emerging Markets High Yield Bond IndexSM which terminated on April 01, 2020. Index performance beginning on March 02, 2020 reflects the performance of the J.P. Morgan USD Emerging Markets High Yield Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 890.90	$ 2.34		$ 1,000.00	$ 1,022.30	$ 2.51		0.50%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aa	0.3%
Baa	15.3
Ba	36.9
B	24.9
Caa	4.9
Ca	3.3
C	0.9
Not Rated	13.5

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Turkey	12.8%
Brazil	12.7
Mexico	7.2
Colombia	7.1
Egypt	5.9
South Africa	5.6
China	4.8
Oman	4.0
Argentina	3.8
Dominican Republic	2.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2022	iShares® J.P. Morgan EM Local Currency Bond ETF

Investment Objective

The iShares J.P. Morgan EM Local Currency Bond ETF (the “Fund”) seeks to track the investment results of an index composed of local currency denominated, emerging market sovereign bonds, as represented by the J.P. Morgan GBI-EM Global Diversified 15% Cap 4.5% Floor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(12.32)%	(15.42)%	(2.82)%	(1.66)%	(15.42)%	(13.32)%	(15.39)%
Fund Market	(12.67)	(15.73)	(2.90)	(1.80)	(15.73)	(13.67)	(16.61)
Index	(12.39)	(15.29)	(2.32)	(1.18)	(15.29)	(11.07)	(11.20)

Index performance through May 31, 2017 reflects the performance of the Bloomberg Emerging Markets Broad Local Currency Bond Index. Index performance beginning on June 1, 2017 reflects the performance of the J.P. Morgan GBI-EM Global Diversified 15% Cap 4.5% Floor Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 876.80	$ 1.40		$ 1,000.00	$ 1,023.30	$ 1.51		0.30%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aa	0.5%
A	5.5
Baa	22.7
Ba	10.7
C	2.8
Not Rated	57.8

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

China	14.6%
Philippines	4.9
Brazil	4.6
Indonesia	4.6
Malaysia	4.5
Dominican Republic	4.5
Chile	4.5
Turkey	4.5
Uruguay	4.5
Poland	4.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of April 30, 2022	iShares® US & Intl High Yield Corp Bond ETF

Investment Objective

The iShares US & Intl High Yield Corp Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar, euro, British pound sterling and Canadian dollar-denominated, high yield corporate bonds, as represented by the Markit iBoxx® Global Developed Markets High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(9.45)%	(9.29)%	2.39%	3.67%	(9.29)%	12.54%	43.36%
Fund Market	(10.16)	(9.98)	2.17	3.49	(9.98)	11.34	40.88
Index	(9.37)	(9.10)	2.49	3.80	(9.10)	13.11	45.14

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 905.50	$ 1.89		$ 1,000.00	$ 1,022.80	$ 2.01		0.40%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)

Baa	2.6%
Ba	45.8
B	36.4
Caa	9.0
Not Rated	6.2

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	66.5%
United Kingdom	5.3
Italy	4.9
France	3.9
Germany	3.8
Canada	3.4
Spain	2.0
Luxembourg	1.7
Netherlands	1.5
Israel	1.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	9

Schedule of Investments (unaudited) April 30, 2022	iShares® International High Yield Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Corporate Bonds & Notes

Australia — 1.0%
Cellnex Finance Co. SA
1.00%, 09/15/27 (Call 06/15/27)(a)	EUR	100	$91,738
2.00%, 09/15/32 (Call 06/15/32)(a)	EUR	200	167,703
Energias De Portugal SA, 1.88%, 03/14/82 (Call 06/14/29)(a)(b)	EUR	100	84,446
Eurobank SA, 2.25%, 03/14/28 (Call 03/14/27)(a)(b)	EUR	100	92,120

			436,007

Austria — 0.2%
ams-OSRAM AG, 6.00%, 07/31/25 (Call 07/31/22)(a)	EUR	100	105,628

Belgium — 0.2%
Telenet Finance Luxembourg Notes Sarl, 3.50%, 03/01/28 (Call 12/01/22)(a)	EUR	100	99,692

Canada — 2.7%
ADLER Group SA, 2.25%, 01/14/29 (Call 10/14/28)(a)	EUR	200	137,243
Air Canada, 4.63%, 08/15/29 (Call 02/15/26)(c)	CAD	250	176,057
AutoCanada Inc., 5.75%, 02/07/29 (Call 01/01/25)(c)	CAD	50	36,634
Brookfield Property Finance ULC
3.93%, 08/24/25 (Call 07/24/25)	CAD	100	74,473
4.00%, 09/30/26 (Call 08/30/26)	CAD	75	54,746
Mattamy Group Corp., 4.63%, 03/01/28 (Call 03/01/23)(a)	CAD	50	34,980
Parkland Corp./Canada
3.88%, 06/16/26 (Call 06/16/23)(c)	CAD	100	71,518
4.38%, 03/26/29 (Call 03/26/24)	CAD	100	68,462
Rexel SA, 2.13%, 12/15/28 (Call 12/15/24)(a)	EUR	100	94,109
Ritchie Bros Holdings Ltd., 4.95%, 12/15/29 (Call 12/15/24)(c)	CAD	75	54,782
Southern Pacific Resource Corp., 8.75%, 01/25/18(c)(d)(e)(f)	CAD	50	—
Tamarack Valley Energy Ltd., 7.25%, 05/10/27(c)	CAD	25	19,448
Videotron Ltd.
3.63%, 06/15/28 (Call 06/15/24)(c)	CAD	150	104,841
4.50%, 01/15/30 (Call 10/15/24)	CAD	150	106,948
VZ Vendor Financing II BV, 2.88%, 01/15/29 (Call 12/18/23)(a)	EUR	200	179,062

			1,213,303

Denmark — 0.2%
DKT Finance ApS, 7.00%, 06/17/23 (Call 05/30/22)(a)	EUR	100	104,934

Finland — 1.5%
Nokia OYJ
2.00%, 03/15/24 (Call 12/15/23)(a)	EUR	100	106,105
2.00%, 03/11/26	EUR	150	153,586
Teollisuuden Voima Oyj, 1.38%, 06/23/28 (Call 03/23/28)(a)	EUR	100	94,503
Teollisuuden Voima OYJ
1.13%, 03/09/26 (Call 12/09/25)(a)	EUR	200	198,005
2.63%, 03/31/27	EUR	100	103,325

			655,524

France — 11.7%
Accor SA
2.38%, 11/29/28 (Call 08/29/28)(a)	EUR	100	94,046
3.00%, 02/04/26 (Call 11/04/25)(a)	EUR	100	102,792
Altice France SA/France
2.13%, 02/15/25 (Call 05/30/22)(a)	EUR	150	146,317
3.38%, 01/15/28 (Call 09/15/22)(a)	EUR	100	90,097
4.00%, 07/15/29 (Call 04/15/24)(a)	EUR	100	90,157
4.25%, 10/15/29 (Call 10/15/24)(a)	EUR	100	90,816
5.88%, 02/01/27 (Call 05/31/22)(a)	EUR	150	158,879
Banijay Entertainment SASU, 3.50%, 03/01/25 (Call 05/30/22)(a)	EUR	200	201,728
CAB SELAS, 3.38%, 02/01/28	EUR	200	187,934

Security		Par (000)	Value

France (continued)
Casino Guichard Perrachon SA
3.58%, 02/07/25 (Call 11/07/24)(a)	EUR	200	$173,025
5.25%, 04/15/27 (Call 04/15/23)(a)	EUR	100	82,165
Chrome Bidco SASU, 3.50%, 05/31/28 (Call 05/31/24)(a)	EUR	100	95,184
Chrome Holdco SASU, 5.00%, 05/31/29 (Call 05/31/24)(a)	EUR	100	91,999
Elis SA
1.63%, 04/03/28 (Call 01/03/28)(a)	EUR	100	92,964
1.75%, 04/11/24 (Call 01/11/24)(a)	EUR	100	103,724
Faurecia SE
2.63%, 06/15/25 (Call 05/30/22)(a)	EUR	100	99,338
2.75%, 02/15/27 (Call 02/15/24)(a)	EUR	125	115,391
3.13%, 06/15/26 (Call 06/15/22)(a)	EUR	100	97,087
3.75%, 06/15/28 (Call 06/15/23)(a)	EUR	100	94,020
Iliad Holding SASU
5.13%, 10/15/26 (Call 10/15/23)(a)	EUR	150	153,012
5.63%, 10/15/28 (Call 10/15/24)(a)	EUR	100	99,991
La Banque Postale SA, 3.00%, 06/09/28(a)	EUR	100	102,419
La Financiere Atalian SASU, 4.00%, 05/15/24 (Call 05/09/22)(a)	EUR	100	85,016
Loxam SAS
2.88%, 04/15/26 (Call 05/09/22)(a)	EUR	100	97,953
4.50%, 02/15/27 (Call 02/15/24)(a)	EUR	175	176,280
Orano SA
3.38%, 04/23/26 (Call 01/23/26)(a)	EUR	100	105,720
4.88%, 09/23/24	EUR	100	111,629
Paprec Holding SA
3.50%, 07/01/28 (Call 07/01/24)(a)	EUR	100	97,808
4.00%, 03/31/25 (Call 05/30/22)(a)	EUR	100	105,094
Parts Europe SA, 6.50%, 07/16/25 (Call 05/30/22)(a)	EUR	100	108,425
Picard Groupe SAS, 3.88%, 07/01/26 (Call 07/01/23)(a)	EUR	100	98,763
Quatrim SASU, 5.88%, 01/15/24 (Call 05/09/22)(a)	EUR	100	103,138
RCI Banque SA, 2.63%, 02/18/30 (Call 02/18/25)(a)(b)	EUR	200	193,737
Renault SA
1.00%, 04/18/24 (Call 01/18/24)(a)	EUR	100	100,585
1.00%, 11/28/25 (Call 08/28/25)(a)	EUR	200	193,713
1.25%, 06/24/25 (Call 03/24/25)(a)	EUR	100	95,894
2.00%, 09/28/26 (Call 06/28/26)(a)	EUR	100	92,806
2.50%, 06/02/27 (Call 03/02/27)(a)	EUR	100	91,675
2.50%, 04/01/28 (Call 01/01/28)(a)	EUR	100	88,859
SPCM SA, 2.63%, 02/01/29 (Call 09/15/23)(a)	EUR	100	95,690
SPIE SA
2.63%, 06/18/26 (Call 12/18/25)(a)	EUR	100	100,958
3.13%, 03/22/24 (Call 09/22/23)(a)	EUR	100	106,272
Tereos Finance Groupe I SA, 7.50%, 10/30/25 (Call 10/30/22)(a)	EUR	100	107,897
Valeo
1.50%, 06/18/25 (Call 03/18/25)(a)	EUR	100	101,058
3.25%, 01/22/24(a)	EUR	100	107,583
Valeo SA, 1.00%, 08/03/28 (Call 05/03/28)(a)	EUR	100	88,279
Verallia SA, 1.63%, 05/14/28 (Call 02/14/28)(a)	EUR	100	94,865

			5,312,782

Germany — 11.0%
ADLER Group SA
1.50%, 07/26/24 (Call 04/26/24)(a)	EUR	100	78,066
1.88%, 01/14/26 (Call 10/14/25)(a)	EUR	100	72,390
ADLER Real Estate AG, 1.88%, 04/27/23 (Call 03/27/23)(a)	EUR	100	90,571
Bayer AG
2.38%, 11/12/79 (Call 02/12/25)(a)(b)	EUR	100	99,706
3.13%, 11/12/79	EUR	100	97,170
3.75%, 07/01/74 (Call 07/01/24)(a)(b)	EUR	200	210,449

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® International High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Germany (continued)
Series N5.5, 4.50%, Series N5.5, 03/25/82 (Call 06/25/27)(a)(b)	EUR	100	$103,732
Bertelsmann SE & Co. KGaA, 3.50%, 04/23/75 (Call 04/23/27)(a)(b)	EUR	100	100,236
Commerzbank AG
4.00%, 03/23/26(a)	EUR	200	212,729
4.00%, 03/30/27(a)	EUR	100	105,575
4.00%, 12/05/30 (Call 09/05/25)(a)(b)	EUR	100	104,478
Deutsche Bank AG
2.75%, 02/17/25(a)	EUR	125	131,291
4.00%, 06/24/32(a)	EUR	200	201,682
4.50%, 05/19/26(a)	EUR	100	108,269
5.63%, 05/19/31 (Call 02/19/26)(a)(b)	EUR	200	218,256
Deutsche Lufthansa AG
2.88%, 05/16/27 (Call 02/16/27)(a)	EUR	100	93,339
3.00%, 05/29/26 (Call 03/02/26)(a)	EUR	300	292,944
3.50%, 07/14/29 (Call 04/14/29)(a)	EUR	100	91,676
Douglas GmbH, 6.00%, 04/08/26 (Call 04/15/23)(a)	EUR	100	94,597
Evonik Industries AG, 1.38%, 09/02/81 (Call 09/02/26)(a)(b)	EUR	100	93,345
Gruenenthal GMBH, 4.13%, 05/15/28 (Call 05/15/24)(a)	EUR	150	146,586
K+S AG, 2.63%, 04/06/23 (Call 01/06/23)(a)	EUR	100	106,567
Nidda BondCo GmbH, 5.00%, 09/30/25 (Call 05/30/22)(a)	EUR	100	94,375
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24 (Call 05/09/22)(a)	EUR	200	195,761
Schaeffler AG
1.88%, 03/26/24 (Call 12/26/23)(a)	EUR	100	105,459
2.75%, 10/12/25	EUR	100	103,304
2.88%, 03/26/27 (Call 12/26/26)(a)	EUR	100	99,571
3.38%, 10/12/28	EUR	100	96,498
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 07/15/25 (Call 05/30/22)(a)	EUR	150	146,586
thyssenkrupp AG, 2.88%, 02/22/24 (Call 11/22/23)(a)	EUR	300	310,904
TK Elevator Holdco GmbH, 6.63%, 07/15/28 (Call 07/15/23)(a)	EUR	90	86,476
TK Elevator Midco GmbH, 4.38%, 07/15/27 (Call 07/15/23)(a)	EUR	100	97,443
ZF Europe Finance BV
2.00%, 02/23/26 (Call 12/23/25)(a)	EUR	100	94,367
2.50%, 10/23/27 (Call 07/23/27)(a)	EUR	100	90,760
ZF Finance GmbH
2.00%, 05/06/27 (Call 02/06/27)(a)	EUR	100	90,264
2.75%, 05/25/27 (Call 02/25/27)(a)	EUR	100	92,758
3.00%, 09/21/25 (Call 06/21/25)(a)	EUR	100	100,054
3.75%, 09/21/28 (Call 06/21/28)(a)	EUR	100	93,799
ZF North America Capital Inc., 2.75%, 04/27/23(a)	EUR	200	211,866

			4,963,899

Greece — 1.1%
Alpha Bank SA, 2.50%, 03/23/28 (Call 03/23/27)(a)(b)	EUR	100	91,238
Mytilineos SA, 2.25%, 10/30/26(a)	EUR	100	94,178
Piraeus Financial Holdings SA, 9.75%, 06/26/29 (Call 06/26/24)(a)(b)	EUR	100	107,679
Public Power Corp. SA
3.38%, 07/31/28 (Call 07/31/24)(a)	EUR	100	93,281
3.88%, 03/30/26 (Call 03/30/23)(a)	EUR	100	100,058

			486,434

Ireland — 1.1%
AIB Group PLC
1.88%, 11/19/29 (Call 11/19/24)(a)(b)	EUR	100	100,958
2.88%, 05/30/31 (Call 05/30/26)(a)(b)	EUR	100	100,951
Bank of Ireland Group PLC, 1.38%, 08/11/31 (Call 05/11/26)(a)(b)	EUR	100	95,143

Security	Par (000)		Value

Ireland (continued)
eircom Finance DAC
1.75%, 11/01/24 (Call 05/30/22)(a)	EUR	100	$101,915
3.50%, 05/15/26 (Call 05/30/22)(a)	EUR	100	99,829

			498,796

Israel — 1.7%
Teva Pharmaceutical Finance Netherlands II BV
1.13%, 10/15/24(a)	EUR	100	97,665
1.25%, 03/31/23 (Call 12/31/22)(a)	EUR	100	104,034
1.63%, 10/15/28(a)	EUR	150	123,308
3.75%, 05/09/27 (Call 02/09/27)	EUR	150	142,719
4.38%, 05/09/30 (Call 02/09/30)	EUR	200	186,471
4.50%, 03/01/25 (Call 12/01/24)	EUR	100	103,674

			757,871

Italy — 15.5%
Alpha Services and Holdings SA, 4.25%, 02/13/30 (Call 02/13/25)(a)(b)	EUR	100	95,565
Atlantia SpA
1.63%, 02/03/25(a)	EUR	100	101,756
1.88%, 07/13/27 (Call 04/13/27)(a)	EUR	175	167,931
1.88%, 02/12/28 (Call 11/12/27)(a)	EUR	100	94,409
Autostrade per l’Italia SpA
1.63%, 01/25/28 (Call 10/25/27)(a)	EUR	100	97,160
1.75%, 06/26/26(a)	EUR	100	100,586
1.75%, 02/01/27(a)	EUR	100	99,187
1.88%, 09/26/29 (Call 06/26/29)(a)	EUR	200	190,075
4.38%, 09/16/25(a)	EUR	100	111,194
Banca Monte dei Paschi di Siena SpA
2.63%, 04/28/25(a)	EUR	100	98,644
3.63%, 09/24/24(a)	EUR	200	202,745
10.50%, 07/23/29(a)	EUR	100	77,644
Banca Popolare di Sondrio SCPA
2.38%, 04/03/24(a)	EUR	100	105,267
3.88%, 02/25/32 (Call 11/25/26)(a)(b)	EUR	100	97,941
Banco BPM SpA
0.88%, 07/15/26(a)	EUR	100	97,171
3.25%, 01/14/31 (Call 01/14/26)(a)(b)	EUR	100	100,902
4.25%, 10/01/29 (Call 10/01/24)(a)(b)	EUR	200	210,856
BPER Banca
1.88%, 07/07/25(a)	EUR	100	101,816
3.88%, 07/25/32 (Call 01/25/27)(a)(b)	EUR	200	193,413
Castor SpA, 6.00%, 02/15/29 (Call 03/15/25)(a)	EUR	100	102,731
Deutsche Lufthansa AG, 2.00%, 07/14/24 (Call 06/14/24)(a)	EUR	100	101,579
Esselunga SpA, 0.88%, 10/25/23 (Call 07/25/23)(a)	EUR	100	104,553
Gamma Bidco SpA, 5.13%, 07/15/25 (Call 07/15/22)(a)	EUR	200	202,931
Grifols SA, 2.25%, 11/15/27 (Call 11/15/22)(a)	EUR	100	95,485
Iccrea Banca SpA
2.13%, 01/17/27 (Call 01/17/26)(a)(b)	EUR	100	100,065
4.13%, 11/28/29 (Call 11/28/24)(a)(b)	EUR	100	103,397
IMA Industria Macchine Automatiche SpA, 3.75%, 01/15/28 (Call 01/15/23)(a)	EUR	100	93,593
Infrastrutture Wireless Italiane SpA
1.75%, 04/19/31 (Call 01/19/31)(a)	EUR	100	91,030
1.88%, 07/08/26 (Call 04/08/26)(a)	EUR	150	152,947
Intesa Sanpaolo SpA
3.93%, 09/15/26(a)	EUR	175	187,998
5.15%, 06/10/30(a)	GBP	100	123,197
5.88%, 03/04/29 (Call 03/04/24)(a)(b)	EUR	150	165,043
Leonardo SpA, 2.38%, 01/08/26 (Call 10/08/25)(a)	EUR	100	104,296
Mediobanca Banca di Credito Finanziario SpA, 3.75%, 06/16/26	EUR	75	81,451

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® International High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Italy (continued)
Nexi SpA
1.63%, 04/30/26 (Call 01/30/26)(a)	EUR	100	$96,878
2.13%, 04/30/29 (Call 01/30/29)(a)	EUR	150	135,294
Rossini Sarl, 6.75%, 10/30/25 (Call 05/30/22)(a)	EUR	100	106,819
Saipem Finance International BV
2.63%, 01/07/25(a)	EUR	100	95,398
3.75%, 09/08/23(a)	EUR	200	206,300
Telecom Italia SpA/Milano
1.63%, 01/18/29 (Call 10/18/28)(a)	EUR	100	84,141
2.38%, 10/12/27 (Call 07/12/27)(a)	EUR	100	91,678
2.50%, 07/19/23(a)	EUR	100	105,169
2.88%, 01/28/26 (Call 10/28/25)(a)	EUR	418	409,981
3.63%, 01/19/24(a)	EUR	100	104,596
3.63%, 05/25/26(a)	EUR	100	101,342
4.00%, 04/11/24 (Call 01/11/24)(a)	EUR	225	237,266
UniCredit SpA
2.00%, 09/23/29 (Call 09/23/24)(a)(b)	EUR	200	200,456
2.73%, 01/15/32 (Call 01/15/27)(a)(b)	EUR	200	189,258
Unione di Banche Italiane SpA, 4.38%, 07/12/29 (Call 07/12/24)(a)(b)	EUR	150	160,537
Unipol Gruppo SpA
3.00%, 03/18/25(a)	EUR	175	187,544
3.25%, 09/23/30 (Call 06/23/30)(a)	EUR	100	104,764
Webuild SpA, 1.75%, 10/26/24(a)	EUR	250	248,076

			7,020,055

Japan — 1.8%
SoftBank Group Corp.
2.13%, 07/06/24 (Call 04/06/24)(a)	EUR	175	171,624
2.88%, 01/06/27 (Call 10/06/26)(a)	EUR	100	89,624
3.13%, 09/19/25 (Call 06/21/25)(a)	EUR	100	96,726
3.38%, 07/06/29 (Call 04/06/29)(a)	EUR	125	105,696
3.88%, 07/06/32 (Call 04/06/32)(a)	EUR	100	82,699
4.00%, 04/20/23 (Call 01/20/23)(a)	EUR	100	104,520
4.00%, 09/19/29 (Call 06/21/29)(a)	EUR	100	87,798
5.00%, 04/15/28 (Call 01/16/28)(a)	EUR	100	96,566

			835,253

Luxembourg — 3.9%
Albion Financing 1 SARL/Aggreko Holdings Inc., 5.25%, 10/15/26 (Call 10/15/23)(a)	EUR	100	99,915
Altice Financing SA
2.25%, 01/15/25 (Call 05/30/22)(a)	EUR	100	98,102
3.00%, 01/15/28 (Call 01/15/23)(a)	EUR	100	88,784
4.25%, 08/15/29 (Call 08/15/24)(a)	EUR	100	89,495
Altice Finco SA, 4.75%, 01/15/28 (Call 10/15/22)(a)	EUR	100	88,406
Altice France Holding SA
4.00%, 02/15/28 (Call 02/15/23)(a)	EUR	100	87,554
8.00%, 05/15/27 (Call 05/15/22)(a)	EUR	100	106,977
Garfunkelux Holdco 3 SA, 6.75%, 11/01/25 (Call 11/01/22)(a)	EUR	100	103,026
INEOS Finance PLC
2.13%, 11/15/25 (Call 05/09/22)(a)	EUR	100	99,060
2.88%, 05/01/26 (Call 05/09/22)(a)	EUR	175	170,308
Matterhorn Telecom SA, 3.13%, 09/15/26 (Call 09/15/22)(a)	EUR	100	97,776
Mytilineos Financial Partners SA, 2.50%, 12/01/24 (Call 06/01/24)(a)	EUR	100	100,748
SIG Combibloc Purchase Co. Sarl, 2.13%, 06/18/25 (Call 03/18/25)(a)	EUR	100	105,067
Summer BC Holdco A Sarl, 9.25%, 10/31/27 (Call 10/31/22)(a)	EUR	90	93,943
Summer BC Holdco B Sarl, 5.75%, 10/31/26 (Call 10/31/22)(a)	EUR	150	156,023

Security	Par (000)		Value

Luxembourg (continued)
Vivion Investments Sarl
3.00%, 08/08/24(a)	EUR	100	$96,306
3.50%, 11/01/25(a)	EUR	100	95,295

			1,776,785

Netherlands — 2.8%
Lincoln Financing Sarl, 3.63%, 04/01/24 (Call 05/31/22)(a)	EUR	200	209,142
PPF Telecom Group BV
2.13%, 01/31/25 (Call 10/31/24)(a)	EUR	100	100,510
3.25%, 09/29/27 (Call 06/29/27)(a)	EUR	100	99,253
3.50%, 05/20/24 (Call 02/20/24)(a)	EUR	100	105,788
Q-Park Holding I BV, 2.00%, 03/01/27 (Call 03/01/23)(a)	EUR	100	92,093
Sigma Holdco BV, 5.75%, 05/15/26 (Call 05/09/22)(a)	EUR	100	76,966
SNS Bank NV, 6.25%, 10/26/20(e)(f)	EUR	50	—
Trivium Packaging Finance BV, 3.75%, 08/15/26 (Call 08/15/22)(a)	EUR	100	101,008
United Group BV
3.13%, 02/15/26 (Call 05/30/22)(a)	EUR	100	93,649
3.63%, 02/15/28 (Call 02/15/23)(a)	EUR	100	91,634
4.88%, 07/01/24 (Call 05/30/22)(a)	EUR	100	102,209
5.25%, 02/01/30 (Call 02/01/25)(a)	EUR	100	92,561
WP/AP Telecom Holdings IV BV, 3.75%, 01/15/29 (Call 01/15/25)(a)	EUR	100	95,383

			1,260,196

Norway — 0.2%
Adevinta ASA, 2.63%, 11/15/25 (Call 11/15/22)(a)	EUR	100	100,471

Portugal — 1.5%
Banco Comercial Portugues SA, 4.00%, 05/17/32 (Call 11/17/26)(a)(b)	EUR	100	92,632
Caixa Geral de Depositos SA, 5.75%, 06/28/28 (Call 06/28/23)(a)(b)	EUR	100	109,138
EDP - Energias de Portugal SA
1.50%, 03/14/82 (Call 12/14/26)(a)(b)	EUR	100	90,557
1.70%, 07/20/80 (Call 04/20/25)(a)(b)	EUR	100	96,866
1.88%, 08/02/81 (Call 05/02/26)(a)(b)	EUR	100	93,797
4.50%, 04/30/79 (Call 01/30/24)(a)(b)	EUR	100	107,612
Novo Banco SA, 8.50%, 07/06/28 (Call 07/06/23)(a)(b)	EUR	100	102,960

			693,562

Spain — 7.3%
Abanca Corp. Bancaria SA, 4.63%, 04/07/30 (Call 04/07/25)(a)(b)	EUR	100	104,908
Banco de Credito Social Cooperativo SA, 1.75%, 03/09/28 (Call 03/09/27)(a)(b)	EUR	100	92,410
Banco de Sabadell SA
0.88%, 06/16/28 (Call 06/16/27)(a)(b)	EUR	100	91,930
1.75%, 05/10/24(a)	EUR	100	103,974
2.50%, 04/15/31	EUR	100	96,762
2.63%, 03/24/26 (Call 03/24/25)(a)(b)	EUR	100	103,620
5.38%, 12/12/28 (Call 12/12/23)(a)(b)	EUR	100	109,064
Cellnex Finance Co. SA
0.75%, 11/15/26 (Call 08/15/26)(a)	EUR	100	94,881
1.25%, 01/15/29 (Call 10/15/28)(a)	EUR	200	176,012
1.50%, 06/08/28 (Call 03/08/28)(a)	EUR	100	91,724
2.00%, 02/15/33 (Call 11/15/32)(a)	EUR	100	82,948
2.25%, 04/12/26 (Call 01/12/26)(a)	EUR	200	205,607
Cellnex Telecom SA
1.00%, 04/20/27 (Call 01/20/27)(a)	EUR	100	93,596
1.88%, 06/26/29 (Call 03/26/29)	EUR	100	91,081
2.38%, 01/16/24 (Call 10/16/23)(a)	EUR	100	106,809

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® International High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Spain (continued)
Cirsa Finance International Sarl
4.50%, 03/15/27 (Call 09/15/23)(a)	EUR	100	$94,843
6.25%, 12/20/23 (Call 05/09/22)(a)	EUR	85	89,094
ContourGlobal Power Holdings SA, 4.13%, 08/01/25 (Call 05/30/22)(a)	EUR	100	103,642
El Corte Ingles SA, 3.00%, 03/15/24 (Call 05/09/22)(a)	EUR	100	106,026
Grifols Escrow Issuer SA, 3.88%, 10/15/28 (Call 10/15/24)(a)	EUR	150	141,949
Grifols SA
1.63%, 02/15/25 (Call 05/30/22)(a)	EUR	150	147,998
3.20%, 05/01/25 (Call 05/30/22)(a)	EUR	100	100,637
Ibercaja Banco SA, 2.75%, 07/23/30 (Call 07/23/25)(a)(b)	EUR	100	99,691
International Consolidated Airlines Group SA, 2.75%, 03/25/25 (Call 12/25/24)(a)	EUR	100	98,617
Kaixo Bondco Telecom SA, 5.13%, 09/30/29 (Call 09/30/24)(a)	EUR	100	92,788
Lorca Telecom Bondco SA, 4.00%, 09/18/27 (Call 09/30/23)(a)	EUR	300	289,661
Repsol International Finance BV, 4.50%, 03/25/75 (Call 03/25/25)(a)(b)	EUR	175	184,884
Unicaja Banco SA, 2.88%, 11/13/29 (Call 11/13/24)(a)(b)	EUR	100	100,731

			3,295,887

Sweden — 2.6%
CGG SA, 7.75%, 04/01/27 (Call 04/01/24)(a)	EUR	100	105,659
Fastighets AB Balder, 2.87%, 06/02/81 (Call 03/02/26)(a)(b)	EUR	100	89,465
Intrum AB
3.00%, 09/15/27 (Call 09/15/22)(a)	EUR	100	93,549
3.13%, 07/15/24 (Call 07/15/22)(a)	EUR	100	102,685
3.50%, 07/15/26 (Call 07/15/22)(a)	EUR	175	171,612
4.88%, 08/15/25 (Call 08/15/22)(a)	EUR	100	103,875
Verisure Holding AB, 3.25%, 02/15/27 (Call 02/15/23)(a)	EUR	150	142,609
Verisure Midholding AB, 5.25%, 02/15/29 (Call 02/15/24)(a)	EUR	150	138,893
Volvo Car AB
2.00%, 01/24/25 (Call 10/24/24)(a)	EUR	100	102,648
2.13%, 04/02/24 (Call 01/02/24)(a)	EUR	100	105,149

			1,156,144

Switzerland — 0.6%
Dufry One BV
2.00%, 02/15/27 (Call 02/15/23)(a)	EUR	100	91,095
2.50%, 10/15/24 (Call 05/30/22)(a)	EUR	100	101,052
3.38%, 04/15/28 (Call 04/15/24)(a)	EUR	100	93,800

			285,947

United Kingdom — 11.8%
Arqiva Broadcast Finance PLC, 6.75%, 09/30/23 (Call 05/30/22)(a)	GBP	150	187,443
BCP V Modular Services Finance II PLC
4.75%, 11/30/28 (Call 11/30/24)(a)	EUR	100	95,095
6.13%, 11/30/28 (Call 11/30/24)(a)	GBP	100	112,948
Bellis Acquisition Co. PLC
3.25%, 02/16/26 (Call 02/24/23)(a)	GBP	200	221,051
4.50%, 02/16/26 (Call 02/24/23)(a)	GBP	100	113,799
Bellis Finco PLC, 4.00%, 02/16/27 (Call 02/24/23)(a)	GBP	100	104,641
British Telecommunications PLC, 1.87%, 08/18/80 (Call 05/18/25)(a)(b)	EUR	100	97,397
Cidron Aida Finco Sarl, 5.00%, 04/01/28 (Call 04/01/24)(a)	EUR	100	94,756
Deuce Finco PLC, 5.50%, 06/15/27 (Call 06/15/23)(a)	GBP	100	114,896
eG Global Finance PLC, 4.38%, 02/07/25 (Call 05/30/22)(a)	EUR	225	227,200
Heathrow Finance PLC, 4.38%, 03/01/27(a)(g)	GBP	100	115,128
Iceland Bondco PLC, 4.38%, 05/15/28 (Call 02/15/24)(a)	GBP	100	96,928
INEOS Styrolution Group GmbH, 2.25%, 01/16/27 (Call 01/15/23)(a)	EUR	100	92,966
International Consolidated Airlines Group SA, 1.50%, 07/04/27 (Call 04/04/27)(a)	EUR	100	85,594

Security	Par (000)		Value

United Kingdom (continued)
Jaguar Land Rover Automotive PLC
2.20%, 01/15/24(a)	EUR	100	$98,834
4.50%, 01/15/26 (Call 10/15/25)(a)	EUR	150	144,004
4.50%, 07/15/28 (Call 07/15/24)(a)	EUR	100	87,974
Jerrold Finco PLC, 5.25%, 01/15/27 (Call 01/15/23)(a)	GBP	100	119,595
Marks & Spencer PLC
3.75%, 05/19/26 (Call 02/19/26)(a)	GBP	100	120,529
6.00%, 06/12/25(a)	GBP	100	129,113
Motion Finco Sarl, 7.00%, 05/15/25 (Call 05/30/22)(a)	EUR	100	108,348
NGG Finance PLC
1.63%, 12/05/79 (Call 09/05/24)(a)(b)	EUR	100	100,815
2.13%, 09/05/82	EUR	100	93,785
5.63%, 06/18/73 (Call 06/18/25)(a)(b)	GBP	100	126,256
Pinewood Finance Co. Ltd., 3.63%, 11/15/27 (Call 11/15/23)(a)	GBP	175	201,649
Pinnacle Bidco PLC, 5.50%, 02/15/25 (Call 05/30/22)(a)	EUR	100	105,375
Rolls-Royce PLC
0.88%, 05/09/24 (Call 02/09/24)(a)	EUR	100	100,504
1.63%, 05/09/28 (Call 02/09/28)(a)	EUR	100	88,683
4.63%, 02/16/26 (Call 11/16/25)(a)	EUR	100	105,935
5.75%, 10/15/27 (Call 07/15/27)(a)	GBP	100	126,741
Sherwood Financing PLC, 4.50%, 11/15/26 (Call 11/15/23)(a)	EUR	100	99,376
Stonegate Pub Co. Financing 2019 PLC, 8.25%, 07/31/25 (Call 07/31/22)(a)	GBP	200	254,387
Thames Water Utilities Finance PLC, 2.88%, 05/03/27(a)	GBP	100	119,575
Virgin Media Finance PLC, 3.75%, 07/15/30 (Call 07/15/25)(a)	EUR	100	89,428
Virgin Media Secured Finance PLC
4.13%, 08/15/30 (Call 08/15/25)(a)	GBP	100	109,061
4.25%, 01/15/30 (Call 10/15/24)(a)	GBP	100	108,665
5.00%, 04/15/27 (Call 05/09/22)(a)	GBP	100	122,451
Vmed O2 UK Financing I PLC
3.25%, 01/31/31 (Call 01/31/26)(a)	EUR	100	92,011
4.00%, 01/31/29 (Call 01/31/24)(a)	GBP	100	108,581
4.50%, 07/15/31 (Call 07/15/26)(a)	GBP	100	108,468
Vodafone Group PLC
2.63%, 08/27/80 (Call 05/27/26)(a)(b)	EUR	200	196,942
3.10%, 01/03/79 (Call 10/03/23)(a)(b)	EUR	300	315,917

			5,342,844

United States — 18.2%
Adient Global Holdings Ltd., 3.50%, 08/15/24 (Call 05/15/24)(a)	EUR	111	110,186
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl
3.63%, 06/01/28 (Call 06/01/24)(a)	EUR	100	90,698
4.88%, 06/01/28 (Call 06/01/24)(a)	GBP	100	109,482
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
2.00%, 09/01/28 (Call 05/15/24)(a)	EUR	100	89,896
3.00%, 09/01/29 (Call 05/15/24)(a)	EUR	100	86,364
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 2.13%, 08/15/26 (Call 08/15/22)(a)	EUR	100	94,286
Ashland Services BV, 2.00%, 01/30/28 (Call 11/01/27)(a)	EUR	100	95,374
Autostrade per l’Italia SpA, 2.00%, 01/15/30 (Call 10/15/29)(a)	EUR	200	189,776
Avantor Funding Inc., 2.63%, 11/01/25 (Call 11/01/22)(a)	EUR	100	102,574
Avis Budget Finance PLC, 4.13%, 11/15/24 (Call 05/30/22)(a)	EUR	100	104,891
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25 (Call 05/09/22)(a)	EUR	100	101,605
Ball Corp.
0.88%, 03/15/24 (Call 12/15/23)	EUR	100	102,513
4.38%, 12/15/23	EUR	100	109,526
Banco BPM SpA, 1.75%, 01/28/25(a)	EUR	100	103,677

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® International High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
Banco Comercial Portugues SA, 1.75%, 04/07/28 (Call 04/07/27)(a)(b)	EUR	100	$90,089
Banco de Sabadell SA, 1.13%, 03/27/25(a)	EUR	100	100,170
Bayer AG, 5.38%, 03/25/82 (Call 06/25/30)(b)	EUR	100	105,137
Belden Inc., 3.88%, 03/15/28 (Call 03/15/23)(a)	EUR	150	150,656
Boxer Parent Co. Inc., 6.50%, 10/02/25 (Call 06/01/22)(a)	EUR	100	105,314
Carnival PLC, 1.00%, 10/28/29 (Call 07/28/29)	EUR	100	72,941
Catalent Pharma Solutions Inc., 2.38%, 03/01/28 (Call 03/01/23)(a)	EUR	150	139,452
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28 (Call 01/15/24)(a)	EUR	150	147,563
Clarios Global LP/Clarios US Finance Co., 4.38%, 05/15/26 (Call 05/31/22)(a)	EUR	125	126,047
Constellium SE, 3.13%, 07/15/29 (Call 07/15/24)(a)	EUR	100	92,415
Coty Inc., 3.88%, 04/15/26 (Call 04/15/23)(a)	EUR	100	98,690
Crown European Holdings SA
0.75%, 02/15/23 (Call 01/15/23)(a)	EUR	100	104,261
2.88%, 02/01/26 (Call 08/01/25)(a)	EUR	100	104,869
Darling Global Finance BV, 3.63%, 05/15/26 (Call 05/09/22)(a)	EUR	100	104,873
Deutsche Lufthansa AG, 2.88%, 02/11/25 (Call 01/11/25)(a)	EUR	200	201,751
Encore Capital Group Inc., 5.38%, 02/15/26 (Call 11/15/22)(a)	GBP	100	123,619
Energizer Gamma Acquisition BV, 3.50%, 06/30/29 (Call 06/30/24)(a)	EUR	100	87,780
Faurecia SE, 2.38%, 06/15/27 (Call 06/15/23)(a)	EUR	100	88,910
Ford Credit Canada Co, 2.96%, 09/16/26 (Call 08/16/26)	CAD	100	70,108
Ford Credit Canada Co.
3.50%, 11/30/23	CAD	50	38,006
3.74%, 05/08/23	CAD	75	57,718
4.46%, 11/13/24	CAD	100	76,218
Ford Motor Credit Co. LLC
1.36%, 02/07/25	EUR	100	98,592
1.74%, 07/19/24	EUR	100	101,410
2.33%, 11/25/25	EUR	100	99,786
2.39%, 02/17/26	EUR	125	123,997
2.75%, 06/14/24	GBP	100	119,975
3.02%, 03/06/24	EUR	100	104,509
3.25%, 09/15/25	EUR	100	103,172
Hanesbrands Finance Luxembourg SCA, 3.50%, 06/15/24 (Call 03/15/24)(a)	EUR	100	106,929
INEOS Quattro Finance 2 PLC, 2.50%, 01/15/26 (Call 01/15/23)(a)	EUR	100	97,172
International Game Technology PLC
3.50%, 07/15/24 (Call 01/15/24)(a)	EUR	100	106,404
3.50%, 06/15/26	EUR	150	153,799
IQVIA Inc.
1.75%, 03/15/26 (Call 03/15/23)(a)	EUR	100	99,050
2.25%, 01/15/28 (Call 07/15/22)(a)	EUR	150	142,353
2.25%, 03/15/29 (Call 03/15/24)(a)	EUR	100	92,352
Iron Mountain UK PLC, 3.88%, 11/15/25 (Call 05/09/22)(a)	GBP	100	123,725
Levi Strauss & Co., 3.38%, 03/15/27 (Call 05/09/22)	EUR	100	103,912
Liberty Mutual Group Inc., 3.63%, 05/23/59 (Call 05/23/24)(a)(b)	EUR	100	101,038
Mahle GmbH, 2.38%, 05/14/28 (Call 02/14/28)(a)	EUR	100	83,657
Mauser Packaging Solutions Holding Co., 4.75%, 04/15/24 (Call 05/31/22)(a)	EUR	100	103,319
MPT Operating Partnership LP/MPT Finance Corp.
2.50%, 03/24/26 (Call 02/24/26)	GBP	200	233,768
3.33%, 03/24/25 (Call 12/24/24)	EUR	100	105,786
3.38%, 04/24/30 (Call 01/24/30)	GBP	100	112,440
National Bank of Greece SA, 2.75%, 10/08/26 (Call 10/08/25)(a)(b)	EUR	100	98,511

Security	Par/ Shares (000)			Value

United States (continued)
Nexi SpA, 1.75%, 10/31/24 (Call 07/31/24)(a)	EUR	100		$103,199
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29 (Call 04/15/24)(a)	EUR	100		95,232
OI European Group BV, 3.13%, 11/15/24 (Call 08/15/24)(a)	EUR	200		207,543
Olympus Water U.S. Holding Corp., 3.88%, 10/01/28 (Call 10/01/24)(a)	EUR	100		94,126
Organon & Co./Organon Foreign Debt Co-Issuer BV., 2.88%, 04/30/28 (Call 04/30/24)(a)	EUR	200		189,898
Primo Water Holdings Inc., 3.88%, 10/31/28 (Call 10/31/23)(a)	EUR	100		96,505
Sealed Air Corp., 4.50%, 09/15/23 (Call 06/15/23)(a)	EUR	100		108,140
Silgan Holdings Inc., 3.25%, 03/15/25 (Call 05/31/22)	EUR	100		104,095
Spectrum Brands Inc., 4.00%, 10/01/26 (Call 05/31/22)(a)	EUR	100		103,813
Standard Industries Inc./NJ, 2.25%, 11/21/26 (Call 08/21/26)(a)	EUR	100		93,314
Teva Pharmaceutical Finance Netherlands II BV, 6.00%, 01/31/25 (Call 10/31/24)	EUR	100		107,170
Verisure Holding AB, 3.88%, 07/15/26 (Call 07/15/22)(a)	EUR	100		99,167
Vodafone Group PLC, 3.00%, 08/27/80 (Call 05/27/30)(a)(b)	EUR	150		137,541
WMG Acquisition Corp., 2.25%, 08/15/31 (Call 08/15/26)(a)	EUR	100		88,616
ZF Europe Finance BV, 3.00%, 10/23/29 (Call 07/23/29)(a)	EUR	100		88,068
Ziggo Bond Co. BV, 3.38%, 02/28/30 (Call 02/15/25)(a)	EUR	150		131,598

				8,241,116

Total Corporate Bonds & Notes — 98.6% (Cost: $52,900,023)				44,643,130

Common Stocks

South Africa — 0.0%
Sentry Holdings Ltd.Class A		0	(h)	—

Total Common Stocks — 0.0% (Cost: $159,437)				—

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(i)(j)		10		10,000

Total Short-Term Investments — 0.0% (Cost: $10,000)				10,000

Total Investments in Securities — 98.6% (Cost: $53,069,460)				44,653,130

Other Assets, Less Liabilities — 1.4%				640,413

Net Assets — 100.0%				$45,293,543

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Non-income producing security.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Rounds to less than 1,000.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® International High Yield Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$20,000	$—	$(10,000)	(a)	$—	$—	$10,000	10	$7	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$44,643,130	$—	$44,643,130
Common Stocks	—	—	—	—
Money Market Funds	10,000	—	—	10,000

	$10,000	$44,643,130	$—	$44,653,130

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) April 30, 2022	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Argentina — 1.2%
Arcos Dorados Holdings Inc., 5.88%, 04/04/27 (Call 05/30/22)(a)	$400	$403,825
Future Retail Ltd., 5.60%, 01/22/25 (Call 01/22/23)(a)(b)(c)	200	40,000
Investment Energy Resources Ltd., 6.25%, 04/26/29 (Call 04/26/25)(a)	400	394,600
MercadoLibre Inc., 3.13%, 01/14/31 (Call 10/14/30)(d)	200	162,600
MSU Energy SA/UGEN SA/UENSA SA, 6.88%, 02/01/25 (Call 05/30/22)(a)(d)	350	276,894
Stoneway Capital Corp., 10.00%, 03/01/27 (Call 05/31/22)(a)(b)	266	71,865
Transportadora de Gas del Sur SA, 6.75%, 05/02/25 (Call 05/30/22)(a)	300	280,072
Vedanta Resources Ltd., 6.13%, 08/09/24 (Call 05/30/22)(a)	200	168,038
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 05/30/22)(a)	400	357,500
5.50%, 10/01/27 (Call 10/01/22)(a)	600	489,000
YPF SA
6.95%, 07/21/27(a)	500	360,406
7.00%, 12/15/47 (Call 06/15/47)(a)	400	245,075
8.50%, 07/28/25(a)	775	631,625

		3,881,500

Bahrain — 0.5%
AUB Sukuk Ltd., 2.62%, 09/09/26(a)	400	378,000
BBK BSC, 5.50%, 07/09/24(a)	200	201,788
FS Luxembourg Sarl, 10.00%, 12/15/25 (Call 12/15/23)(a)	200	204,537
GFH Sukuk Ltd., 7.50%, 01/28/25(a)	400	392,950
Manila Water Co. Inc., 4.38%, 07/30/30 (Call 07/30/25)(a)	400	375,325

		1,552,600

Barbados — 0.1%
Sagicor Financial Co. Ltd., 5.30%, 05/13/28 (Call 05/13/24)(a)	400	391,000

Brazil — 5.4%
Acu Petroleo Luxembourg Sarl, 7.50%, 01/13/32 (Call 01/13/27)(a)(d)	250	225,481
Adecoagro SA, 6.00%, 09/21/27 (Call 09/21/22)(a)	150	147,227
Altice Financing SA, 5.75%, 08/15/29 (Call 08/15/24)(a)	1,400	1,179,920
Amaggi Luxembourg International Sarl, 5.25%, 01/28/28 (Call 01/28/25)(a)	200	189,850
Banco Bradesco SA/Cayman Islands, 4.38%, 03/18/27(e)	200	194,675
Banco BTG Pactual SA/Cayman Islands
2.75%, 01/11/26 (Call 12/11/25)(a)	200	182,413
4.50%, 01/10/25 (Call 12/10/24)(a)(d)	200	196,415
Banco Davivienda SA, 6.65%, (Call 04/22/31)(a)(f)(g)	200	178,600
Banco do Brasil SA/Cayman
3.25%, 09/30/26(a)	200	186,413
4.88%, 01/11/29(a)	200	194,100
6.25%, (Call 04/15/24)(a)(f)(g)	200	185,538
9.00%, (Call 06/18/24)(a)(f)(g)	400	406,750
Banco Mercantil del Norte SA/Grand Cayman, 6.63%, (Call 01/24/32)(a)(f)(g)	200	178,975
Banco Votorantim SA, 4.38%, 07/29/25(a)	200	196,500
BBVA Bancomer SA/Texas, 1.88%, 09/18/25(a)	200	184,750
Braskem Finance Ltd., 6.45%, 02/03/24(d)	200	203,780
Braskem Netherlands Finance BV
4.50%, 01/10/28 (Call 10/10/27)(a)	200	187,830
4.50%, 01/31/30(a)	200	180,800
5.88%, 01/31/50(a)	200	178,350
Cosan Luxembourg SA, 7.00%, 01/20/27 (Call 05/30/22)(a)	200	205,250
CSN Inova Ventures, 6.75%, 01/28/28 (Call 01/28/24)(a)	200	198,663

Security	Par (000)	Value

Brazil (continued)
CSN Resources SA, 4.63%, 06/10/31 (Call 06/10/26)(a)	$200	$168,913
Embraer Netherlands Finance BV
5.05%, 06/15/25(d)	227	223,765
5.40%, 02/01/27	250	242,031
Fibria Overseas Finance Ltd., 5.50%, 01/17/27(d)	200	204,287
Gol Finance SA, 8.00%, 06/30/26 (Call 12/24/22)(a)	200	174,850
GTL Trade Finance Inc., 7.25%, 04/16/44 (Call 10/16/43)(a)	200	213,537
Itau Unibanco Holding SA/Cayman Island
3.25%, 01/24/25(a)	200	194,050
4.50%, 11/21/29 (Call 11/21/24)(a)(g)	200	189,750
6.13%, (Call 12/12/22)(a)(d)(f)(g)	200	192,550
6.50%, (Call 03/19/23)(a)(d)(f)(g)	200	192,475
JBS Finance Luxembourg Co., 3.63%, 01/15/32 (Call 01/15/27)(a)	200	171,500
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
3.00%, 02/02/29 (Call 12/02/28)(e)	200	178,712
3.00%, 05/15/32 (Call 02/15/32)(d)(e)	100	83,337
3.75%, 12/01/31 (Call 12/01/26)(a)	100	89,000
4.38%, 02/02/52 (Call 08/02/51)(d)(e)	200	162,058
Klabin Austria GmbH, 7.00%, 04/03/49 (Call 10/03/48)(a)	200	192,776
Korea East-West Power Co. Ltd., 1.75%, 05/06/25(a)	400	379,720
Light Servicos de Eletricidade SA/Light Energia SA, 4.38%, 06/18/26 (Call 06/18/24)(a)	200	185,010
MARB BondCo PLC, 3.95%, 01/29/31 (Call 01/29/26)(a)	200	165,985
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(a)(d)	400	348,000
MGM China Holdings Ltd., 4.75%, 02/01/27 (Call 02/01/24)(a)	600	504,000
Movida Europe SA, 5.25%, 02/08/31 (Call 02/08/26)(a)	200	165,025
Natura Cosmeticos SA, 4.13%, 05/03/28 (Call 03/03/28)(a)(d)	200	178,720
NBM U.S. Holdings Inc.
6.63%, 08/06/29 (Call 08/06/24)(a)(d)	200	204,850
7.00%, 05/14/26 (Call 05/31/22)(a)	200	206,037
Nexa Resources SA, 5.38%, 05/04/27 (Call 02/04/27)(a)	400	384,000
Odebrecht Drilling Norbe VIII/IX Ltd., 7.35%, (7.35% PIK), 12/01/26 (Call 05/30/22)(a)(h)	194	111,362
Odebrecht Holdco Finance Ltd., 0.00%, 09/10/58 (Call 05/31/22)(a)(i)	400	2,000
Odebrecht Offshore Drilling Finance Ltd., 7.72%, (7.72% PIK), 12/01/26 (Call 05/30/22)(a)(d)(h)	292	63,756
Oi SA, 10.00%, (12.00% PIK), 07/27/25(h)	300	239,212
Petrobras Global Finance BV
5.09%, 01/15/30(d)	200	194,000
5.30%, 01/27/25	50	51,619
5.50%, 06/10/51 (Call 12/10/50)	250	204,719
5.60%, 01/03/31 (Call 10/03/30)(d)	250	245,375
5.75%, 02/01/29	150	151,763
6.00%, 01/27/28(d)	300	307,350
6.25%, 03/17/24	50	52,150
6.75%, 01/27/41(d)	200	195,975
6.75%, 06/03/50 (Call 12/03/49)	150	139,470
6.85%, 06/05/2115(d)	375	329,297
6.88%, 01/20/40	148	147,519
6.90%, 03/19/49(d)	200	190,038
7.25%, 03/17/44(d)	150	149,625
7.38%, 01/17/27(d)	250	273,310
Petrorio Luxembourg Trading Sarl, 6.13%, 06/09/26 (Call 06/09/24)(a)	200	192,250
Raizen Fuels Finance SA, 5.30%, 01/20/27(a)(d)	200	200,163
Rede D’or Finance Sarl, 4.95%, 01/17/28 (Call 10/17/27)(a)	200	187,750
St. Marys Cement Inc. Canada, 5.75%, 01/28/27 (Call 10/28/26)(a)	200	204,537

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Brazil (continued)
Suzano Austria GmbH
3.13%, 01/15/32 (Call 10/15/31)(d)	$300	$242,250
3.75%, 01/15/31 (Call 10/15/30)(d)	250	216,937
5.00%, 01/15/30 (Call 10/15/29)(d)	200	189,535
6.00%, 01/15/29 (Call 10/15/28)	200	201,426
7.00%, 03/16/47 (Call 09/16/46)(a)	200	201,200
Ultrapar International SA, 5.25%, 06/06/29(a)(d)	200	195,725
Usiminas International Sarl, 5.88%, 07/18/26 (Call 07/18/23)(a)	200	200,287
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	300	269,812
6.25%, 08/10/26	300	314,681
6.88%, 11/21/36	350	383,521
6.88%, 11/10/39	250	274,675
Vale SA, 5.63%, 09/11/42(d)	100	97,363
Wynn Macau Ltd., 5.63%, 08/26/28 (Call 08/26/23)(a)	800	643,000

		18,040,870

Chile — 3.0%
Agrosuper SA, 4.60%, 01/20/32 (Call 10/20/31)(e)	250	226,250
Banco de Chile, 2.99%, 12/09/31 (Call 09/09/31)(a)	400	351,075
Banco de Credito e Inversiones SA
2.88%, 10/14/31 (Call 07/14/31)(a)	200	176,163
3.50%, 10/12/27(a)(d)	400	389,700
Banco Santander Chile
2.70%, 01/10/25 (Call 12/10/24)(a)(d)	300	287,400
3.18%, 10/26/31 (Call 07/28/31)(a)	400	360,325
Celulosa Arauco y Constitucion SA
4.20%, 01/29/30 (Call 10/29/29)(a)	200	185,475
4.25%, 04/30/29 (Call 01/30/29)(a)	200	186,537
4.50%, 08/01/24 (Call 05/01/24)(d)	400	402,700
5.15%, 01/29/50 (Call 07/29/49)(a)	400	358,950
5.50%, 04/30/49 (Call 10/30/48)(a)(d)	200	182,975
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)(a)	600	579,375
5.15%, 02/12/25 (Call 11/12/24)(a)(d)	400	404,950
Cia Cervecerias Unidas SA, 3.35%, 01/19/32 (Call 10/19/31)(d)(e)	400	353,825
Colbun SA
3.15%, 03/06/30 (Call 12/06/29)(a)	200	174,038
3.15%, 01/19/32 (Call 10/19/31)(e)	400	338,700
3.95%, 10/11/27 (Call 07/11/27)(a)	400	386,950
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26 (Call 05/03/26)(a)	400	399,460
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(d)	300	295,470
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)(d)	600	584,970
GNL Quintero SA, 4.63%, 07/31/29(a)	706	685,448
Guacolda Energia SA, 4.56%, 04/30/25 (Call 01/30/25)(a)	200	67,900
HCL America Inc., 1.38%, 03/10/26 (Call 02/10/26)(a)	200	180,350
Interchile SA, 4.50%, 06/30/56 (Call 12/30/55)(a)	700	599,069
Inversiones CMPC SA
3.00%, 04/06/31 (Call 01/06/31)(a)	200	169,413
3.85%, 01/13/30 (Call 10/13/29)(a)	200	183,912
4.38%, 04/04/27(a)(d)	400	400,880
4.75%, 09/15/24 (Call 06/15/24)(a)	400	403,325
Telefonica Moviles Chile SA, 3.54%, 11/18/31 (Call 08/18/31)(e)	400	351,950
VTR Finance NV, 6.38%, 07/15/28 (Call 07/15/23)(a)	200	181,000

		9,848,535

China — 9.9%
Abu Dhabi National Energy Co. PJSC, 4.00%, 10/03/49(a)	200	193,100

Security	Par (000)	Value

China (continued)
Agile Group Holdings Ltd., 8.38%, (Call 12/04/23)(a)(f)(g)	$200	$45,000
Agricultural Bank of China Ltd./Hong Kong, 0.70%, 06/17/24(a)	200	189,620
AIA Group Ltd., 2.70%, (Call 04/07/26)(a)(f)(g)	200	185,800
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)(d)	200	165,312
2.70%, 02/09/41 (Call 08/09/40)	200	140,374
3.25%, 02/09/61 (Call 08/09/60)	200	133,820
3.40%, 12/06/27 (Call 09/06/27)(d)	300	286,953
3.60%, 11/28/24 (Call 08/28/24)	400	398,272
4.00%, 12/06/37 (Call 06/06/37)	200	172,850
4.20%, 12/06/47 (Call 06/06/47)	200	169,725
Amipeace Ltd., 2.50%, 12/05/24(a)	200	195,850
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(a)	300	292,837
Axiata SPV2 Bhd, 2.16%, 08/19/30 (Call 05/19/30)(a)	400	347,575
Baidu Inc.
2.38%, 08/23/31 (Call 05/23/31)(d)	200	164,878
3.08%, 04/07/25 (Call 03/07/25)	200	195,222
4.13%, 06/30/25	200	200,416
Bank of China Ltd., 5.00%, 11/13/24(a)	400	411,748
Bank of China Ltd./Hong Kong, 3.88%, 06/30/25(a)	200	202,912
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(a)	200	184,000
Bank of Communications Co. Ltd., 3.80%, (Call 11/18/25)(a)(f)(g)	400	396,800
Bluestar Finance Holdings Ltd., 3.88%, (Call 06/24/23)(a)(f)(g)	200	199,500
BOCOM International Blossom Ltd., 1.75%, 06/28/26(a)	200	182,784
CCBL Cayman 1 Corp. Ltd., 1.80%, 07/22/26(a)	200	181,975
CCCI Treasure Ltd., 3.43%, (Call 11/21/24)(a)(f)(g)	200	198,000
Chalco Hong Kong Investment Co. Ltd., 2.10%, 07/28/26 (Call 06/28/26)(a)	200	182,966
China Cinda 2020 I Management Ltd., 2.50%, 03/18/25 (Call 02/18/25)(a)	200	190,475
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(a)	400	400,200
China Cinda Finance 2017 I Ltd.
4.75%, 02/08/28(a)	200	201,475
4.75%, 02/21/29(a)	200	197,162
China Construction Bank Corp.
0.78%, 12/21/24(a)(g)	200	199,472
4.25%, 02/27/29 (Call 02/27/24)(a)(g)	200	201,834
China Construction Bank Corp./Hong Kong, 1.25%, 08/04/25(a)	400	372,520
China Overseas Finance Cayman VI Ltd.
5.95%, 05/08/24(a)	200	207,037
6.45%, 06/11/34(a)	200	221,037
China Resources Land Ltd.
3.75%, (Call 12/09/24)(a)(f)(g)	200	196,475
4.13%, 02/26/29(a)	200	192,100
China SCE Group Holdings Ltd., 7.38%, 04/09/24 (Call 05/30/22)(a)	200	135,000
CICC Hong Kong Finance 2016 MTN Ltd., 1.63%, 01/26/24(a)	200	192,774
CIFI Holdings Group Co. Ltd., 6.00%, 07/16/25 (Call 01/16/23)(a)	200	157,200
CITIC Ltd.
2.85%, 02/25/30(a)	200	177,808
3.88%, 02/28/27(a)	200	196,912
CMB International Leasing Management Ltd., 1.88%, 08/12/25(a)	200	186,100
CMHI Finance BVI Co. Ltd., 3.50%, (Call 10/09/23)(a)(f)(g)	200	199,975
CMS International Gemstone Ltd., 1.30%, 09/16/24(a)	200	187,440
CNOOC Finance 2013 Ltd., 3.30%, 09/30/49 (Call 03/30/49)	200	146,256

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

China (continued)
CNOOC Finance 2014 ULC, 4.25%, 04/30/24	$600	$609,112
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25(d)	200	198,850
4.38%, 05/02/28(d)	200	203,600
CNOOC Petroleum North America ULC
5.88%, 03/10/35(d)	100	104,363
6.40%, 05/15/37	175	192,533
7.50%, 07/30/39	150	186,254
Commercial Bank of Dubai PSC, 6.00%, (Call 04/21/26)(a)(f)(g)	200	200,500
COSL Singapore Capital Ltd., 4.50%, 07/30/25(a)	200	203,606
Country Garden Holdings Co. Ltd.
3.13%, 10/22/25 (Call 09/22/25)(a)	200	138,750
7.25%, 04/08/26 (Call 04/08/23)(a)	200	143,500
CSCIF Asia Ltd., 1.13%, 06/10/24(a)	200	190,163
DIB Sukuk Ltd., 2.95%, 02/20/25(a)	400	392,000
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (Call 05/19/26)(a)(f)(g)	400	398,500
Doha Finance Ltd., 2.38%, 03/31/26(a)	700	659,750
Emirates NBD Bank PJSC, 6.13%, (Call 04/09/26)(a)(f)(g)	200	201,080
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/26 (Call 05/12/24)(a)	200	184,354
ENN Energy Holdings Ltd., 2.63%, 09/17/30 (Call 06/17/30)(a)	200	171,288
Fab Sukuk Co. Ltd., 2.50%, 01/21/25(a)	200	194,750
Fortune Star BVI Ltd., 5.95%, 10/19/25 (Call 10/19/23)(a)	200	179,000
Haidilao International Holding Ltd., 2.15%, 01/14/26(a)	200	162,000
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(a)	200	183,000
4.75%, 04/27/27(a)	200	189,000
Huarong Finance 2019 Co. Ltd.
3.38%, 02/24/30 (Call 11/28/29)(a)	200	160,000
3.75%, 05/29/24(a)	400	385,500
3.88%, 11/13/29 (Call 08/13/29)(a)	200	168,100
4.50%, 05/29/29(a)	200	176,000
ICBCIL Finance Co. Ltd.
1.63%, 11/02/24(a)	400	380,092
3.75%, 03/05/24(a)	200	200,287
IHS Holding Ltd.
5.63%, 11/29/26 (Call 11/29/23)(a)	400	380,000
6.25%, 11/29/28 (Call 11/29/24)(a)	600	564,000
Indian Oil Corp. Ltd., 4.75%, 01/16/24(a)	400	405,950
Industrial & Commercial Bank of China Ltd., 3.20%, (Call 09/24/26)(a)(f)(g)	800	763,200
Industrial & Commercial Bank of China Ltd./Hong Kong, 1.63%, 10/28/26(a)	200	185,970
Industrial & Commercial Bank of China Ltd./London, 2.03%, 10/25/23, (3 mo. LIBOR US + 0.850%)(a)(g)	200	200,960
Industrial & Commercial Bank of China Ltd./Singapore
1.00%, 10/28/24(a)	200	188,866
1.20%, 09/09/25(a)	200	185,380
2.01%, 04/25/24, (3 mo. LIBOR US + 0.830%)(a)(g)	200	201,142
Industrial & Commercial Bank of China Macau Ltd., 2.88%, 09/12/29 (Call 09/12/24)(a)(g)	400	388,700
Industrial Bank Co. Ltd./Hong Kong, 0.88%, 06/10/24(a)	200	189,754
JD.com Inc., 3.88%, 04/29/26(d)	200	195,538
JGSH Philippines Ltd., 4.13%, 07/09/30(a)	400	381,700
Joy Treasure Assets Holdings Inc., 3.50%, 09/24/29 (Call 06/24/29)(a)	200	178,902
Legend Fortune Ltd., 1.38%, 06/02/24(a)	200	189,990
Lenovo Group Ltd., 3.42%, 11/02/30 (Call 08/02/30)(a)	200	175,288

Security	Par (000)	Value

China (continued)
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(e)	$250	$247,234
6.75%, 06/30/30 (Call 12/30/29)(e)	325	316,485
Longfor Group Holdings Ltd., 3.95%, 09/16/29(a)	200	176,000
Meituan, 2.13%, 10/28/25 (Call 09/28/25)(a)	200	178,260
Metropolitan Bank & Trust Co., 2.13%, 01/15/26(a)	400	377,000
Mizrahi Tefahot Bank Ltd., 3.08%, 04/07/31 (Call 04/07/26)(e)(g)	400	365,000
NBK Tier 1 Financing Ltd., 3.63%, (Call 08/24/26)(a)(f)(g)	400	363,825
NWD Finance BVI Ltd., 4.13%, (Call 03/10/28)(a)(f)(g)	200	180,000
Ooredoo International Finance Ltd., 2.63%, 04/08/31(a)	800	720,000
Pioneer Reward Ltd., 1.30%, 04/09/24(a)	200	191,688
Poly Real Estate Finance Ltd., 3.88%, 03/25/24(a)	200	197,912
Prosus NV, 4.85%, 07/06/27 (Call 04/06/27)(a)	400	378,000
QIB Sukuk Ltd., 1.67%, 02/07/25, (3 mo. LIBOR US + 1.350%)(a)(g)	400	400,575
QNB Finance Ltd., 2.75%, 02/12/27(a)	700	666,006
REC Ltd., 2.25%, 09/01/26(a)	200	181,038
RKPF Overseas 2020 A Ltd., 5.20%, 01/12/26 (Call 01/12/24)(a)	200	144,000
Saudi Arabian Oil Co.
1.63%, 11/24/25 (Call 10/24/25)(a)	200	185,600
3.50%, 11/24/70 (Call 05/24/70)(a)	800	610,000
SF Holding Investment 2021 Ltd., 3.13%, 11/17/31(a)	200	171,288
Shanghai Port Group BVI Development 2 Co. Ltd., 2.38%, 07/13/30 (Call 04/13/30)(a)	200	174,414
Shanghai Pudong Development Bank Co. Ltd./Hong Kong, 0.88%, 07/13/24(a)	200	189,526
Shimao Group Holdings Ltd., 5.60%, 07/15/26 (Call 07/15/23)(a)	400	96,000
Shui On Development Holding Ltd., 6.15%, 08/24/24 (Call 08/24/22)(a)	200	185,000
Sino-Ocean Land Treasure Finance II Ltd., 5.95%, 02/04/27(a)	200	160,475
SK Hynix Inc., 3.00%, 09/17/24(a)	400	392,200
State Elite Global Ltd., 1.95%, 10/24/24, (3 mo. LIBOR US + 0.770%)(a)(g)	200	199,568
Sunac China Holdings Ltd.
5.95%, 04/26/24 (Call 01/26/23)(a)	400	94,000
6.50%, 01/10/25 (Call 01/10/23)(a)	200	45,000
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(a)(d)	200	183,548
2.39%, 06/03/30 (Call 03/03/30)(a)(d)	200	168,663
2.88%, 04/22/31 (Call 01/22/31)(a)(d)	200	174,210
3.24%, 06/03/50 (Call 12/03/49)(a)	200	142,350
3.58%, 04/11/26 (Call 02/11/26)(a)	200	195,100
3.60%, 01/19/28 (Call 10/19/27)(a)(d)	300	284,865
3.84%, 04/22/51 (Call 10/22/50)(a)	200	158,594
3.94%, 04/22/61 (Call 10/22/60)(a)	200	156,850
3.98%, 04/11/29 (Call 01/11/29)(a)	400	382,700
4.53%, 04/11/49 (Call 10/11/48)(a)	200	178,850
Times China Holdings Ltd., 5.55%, 06/04/24 (Call 06/04/23)(a)	200	103,000
Turkiye Vakiflar Bankasi TAO
5.25%, 02/05/25(a)	400	371,075
6.50%, 01/08/26(a)	500	467,500
Vanke Real Estate Hong Kong Co. Ltd., 4.20%, 06/07/24(a)	400	393,120
Vigorous Champion International Ltd., 2.75%, 06/02/25(a)	200	187,020
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)	200	164,702
Well Hope Development Ltd., 3.88%, (Call 10/19/22)(a)(f)(g)	200	199,000

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

China (continued)
Xiaomi Best Time International Ltd., 3.38%, 04/29/30 (Call 01/29/30)(a)	$200	$174,896

		32,980,950

Colombia — 4.4%
Alfa Desarrollo SpA, 4.55%, 09/27/51 (Call 03/27/51)(a)	997	779,465
Avianca Midco 2 Ltd., 9.00%, 12/01/28 (Call 12/01/24)(a)	1,000	950,625
Bancolombia SA
3.00%, 01/29/25 (Call 12/29/24)	600	562,500
4.63%, 12/18/29 (Call 12/18/24)(g)	400	373,080
4.88%, 10/18/27 (Call 10/18/22)(g)	400	389,575
Canacol Energy Ltd., 5.75%, 11/24/28 (Call 11/24/24)(e)	200	181,413
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30 (Call 04/17/30)(a)	400	358,870
DBS Group Holdings Ltd., 1.17%, 11/22/24(a)	400	379,450
Ecopetrol SA
4.13%, 01/16/25	783	757,210
4.63%, 11/02/31 (Call 08/02/31)(d)	700	584,850
5.38%, 06/26/26 (Call 03/26/26)(d)	935	921,150
5.88%, 09/18/23	850	858,925
5.88%, 05/28/45	1,150	908,500
5.88%, 11/02/51 (Call 05/02/51)	450	340,875
6.88%, 04/29/30 (Call 01/29/30)	1,150	1,134,187
7.38%, 09/18/43(d)	475	432,250
Franshion Brilliant Ltd., 6.00%, (Call 02/08/26)(a)(f)(g)	200	190,600
Guara Norte Sarl, 5.20%, 06/15/34(a)	192	169,743
JSM Global Sarl, 4.75%, 10/20/30 (Call 07/20/30)(a)	200	169,560
JSW Steel Ltd.
3.95%, 04/05/27 (Call 10/05/26)(e)	200	177,500
5.05%, 04/05/32 (Call 10/05/31)(e)	200	172,500
Kenbourne Invest SA, 6.88%, 11/26/24 (Call 05/30/22)(a)	200	191,225
Mexico Remittances Funding Fiduciary Estate Management Sarl, 4.88%, 01/15/28(a)	200	166,520
Millicom International Cellular SA
4.50%, 04/27/31 (Call 04/27/26)(a)	400	344,750
6.25%, 03/25/29 (Call 03/25/24)(a)(d)	540	533,250
Minerva Luxembourg SA, 4.38%, 03/18/31 (Call 03/18/26)(a)	200	165,785
NagaCorp Ltd., 7.95%, 07/06/24 (Call 07/06/22)(a)	400	361,450
National Central Cooling Co. PJSC, 2.50%, 10/21/27(a)	200	181,662
Nexa Resources SA, 6.50%, 01/18/28 (Call 10/18/27)(a)	200	199,500
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29 (Call 07/16/29)(a)	400	346,500
Sierracol Energy Andina Co., 6.00%, 06/15/28 (Call 06/15/24)(a)	400	350,890
SURA Asset Management SA, 4.88%, 04/17/24(a)(d)	400	400,325
Termocandelaria Power Ltd., 7.88%, 01/30/29 (Call 01/30/23)(a)	340	329,864
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28 (Call 08/01/28)(a)(d)	400	391,450

		14,755,999

Egypt — 1.9%
Axis Bank., 4.10%, (Call 09/08/26)(a)(f)(g)	200	184,500
Azul Investments LLP, 7.25%, 06/15/26 (Call 06/15/24)(a)	200	170,725
Banco do Brasil SA/Cayman
4.63%, 01/15/25(a)	200	200,000
9.25%, 10/29/49 (Call 04/15/23)(a)(g)	200	204,163
Bangkok Bank PCL/Hong Kong
3.73%, 09/25/34 (Call 09/25/29)(a)(g)	800	723,800
5.00%, (Call 09/23/25)(a)(f)(g)	600	583,612
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27 (Call 02/09/24)(a)	197	179,498

Security	Par (000)	Value

Egypt (continued)
Delhi International Airport Ltd., 6.13%, 10/31/26(a)	$400	$390,800
Greenko Solar Mauritius Ltd.
5.55%, 01/29/25 (Call 06/13/22)(a)	200	195,500
5.95%, 07/29/26 (Call 07/29/22)(a)	400	388,000
Itau Unibanco Holding SA/Cayman Island, 4.63%, (Call 02/27/25)(a)(f)(g)	200	172,750
Minsur SA, 4.50%, 10/28/31(a)	400	358,450
Oleoducto Central SA, 4.00%, 07/14/27 (Call 05/14/27)(a)	200	181,538
Pampa Energia SA, 7.50%, 01/24/27 (Call 05/30/22)(a)	450	416,419
Shriram Transport Finance Co. Ltd., 4.40%, 03/13/24(a)	200	189,500
Telefonica Celular del Paraguay SA, 5.88%, 04/15/27 (Call 05/23/22)(a)	400	401,950
Vedanta Resources Finance II PLC, 13.88%, 01/21/24 (Call 12/21/22)(a)	400	417,325
YPF Sociedad Anonima
1.50%, 09/30/33 (Call 03/30/33)(a)(j)	425	251,387
2.50%, 06/30/29 (Call 12/30/28)(a)(j)	525	381,937
4.00%, 02/12/26 (Call 11/12/25)(a)(j)	480	428,400

		6,420,254

Ghana — 0.6%
Kosmos Energy Ltd., 7.13%, 04/04/26 (Call 05/31/22)(a)	400	390,575
Tullow Oil PLC
7.00%, 03/01/25 (Call 05/30/22)(a)	400	323,000
10.25%, 05/15/26 (Call 05/15/23)(a)	1,300	1,280,500

		1,994,075

Guatemala — 0.4%
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, 5.25%, 04/27/29 (Call 04/27/26)(d)(e)	800	756,000
CT Trust, 5.13%, 02/03/32 (Call 02/03/27)(e)	600	556,680

		1,312,680

Hong Kong — 6.6%
Adani Green Energy Ltd., 4.38%, 09/08/24(a)	200	190,000
AIA Group Ltd.
3.20%, 03/11/25 (Call 12/11/24)(a)	200	198,600
3.20%, 09/16/40 (Call 03/16/40)(a)	600	497,362
3.38%, 04/07/30 (Call 01/07/30)(a)	200	190,413
3.60%, 04/09/29 (Call 01/09/29)(a)	200	195,100
3.90%, 04/06/28 (Call 01/06/28)(a)(d)	200	199,725
4.50%, 03/16/46 (Call 09/16/45)(a)	200	192,750
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/29(a)	200	194,662
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/23)(a)(f)(g)	800	828,000
Bank of Communications Hong Kong Ltd., 3.73%, (Call 03/03/25)(a)(f)(g)	250	246,250
Bank of East Asia Ltd. (The), 5.83%, (Call 10/21/25)(a)(f)(g)	250	249,375
Becle SAB de CV, 2.50%, 10/14/31 (Call 07/14/31)(e)	200	169,038
Bocom Leasing Management Hong Kong Co. Ltd., 1.78%, 12/10/24, (3 mo. LIBOR US + 1.075%)(a)(g)	200	198,662
CAS Capital No. 1 Ltd., 4.00%, (Call 07/12/26)(a)(f)(g)	200	186,700
Castle Peak Power Finance Co. Ltd., 3.25%, 07/25/27(a)	200	194,037
Cathay Pacific MTN Financing HK Ltd., 4.88%, 08/17/26(a)	200	190,500
Celestial Dynasty Ltd., 4.25%, 06/27/29(a)	200	178,850
Celestial Miles Ltd., 5.75%, (Call 01/31/24)(a)(f)(g)	200	200,037
China Mengniu Dairy Co. Ltd., 1.88%, 06/17/25 (Call 05/17/25)(a)	200	187,400
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(a)	200	192,154
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(a)(d)	200	194,037
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(a)	200	196,912
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29 (Call 06/06/29)(a)	200	182,560

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hong Kong (continued)
CK Hutchison International 19 Ltd.
3.25%, 04/11/24 (Call 03/11/24)(a)(d)	$200	$199,684
3.38%, 09/06/49 (Call 03/06/49)(a)	200	172,225
3.63%, 04/11/29 (Call 01/11/29)(a)	200	193,672
CK Hutchison International 20 Ltd.
2.50%, 05/08/30 (Call 02/08/30)(a)	200	177,962
3.38%, 05/08/50 (Call 11/08/49)(a)	200	167,510
CK Hutchison International 21 Co.
1.50%, 04/15/26 (Call 03/15/26)(a)	200	183,820
2.50%, 04/15/31 (Call 01/15/31)(a)(d)	200	175,688
3.13%, 04/15/41 (Call 10/15/40)(a)	200	168,406
CLP Power HK Finance Ltd., 3.55%, (Call 02/06/25)(a)(f)(g)	200	197,225
Country Garden Holdings Co. Ltd., 3.30%, 01/12/31 (Call 10/12/30)(a)	200	120,000
Elect Global Investments Ltd.
4.10%, (Call 06/03/25)(a)(f)(g)	200	192,475
4.85%, (Call 08/25/23)(a)(f)	200	184,750
Emirates NBD Bank PJSC, 4.25%, (Call 02/27/27)(a)(f)(g)	200	189,000
EnfraGen Energia Sur SA, 5.38%, 12/30/30 (Call 12/30/25)(a)	400	287,502
Equate Petrochemical BV, 2.63%, 04/28/28 (Call 01/28/28)(a)	600	546,000
Esic Sukuk Ltd., 3.94%, 07/30/24(a)	200	195,912
FWD Group Ltd.
0.00%, (Call 06/15/22)(a)(f)(g)(i)	200	196,600
5.75%, 07/09/24(a)	200	200,912
6.38%, (Call 09/13/24)(a)(f)(g)	200	196,850
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 03/31/34(a)	577	501,627
GEMS MENASA Cayman Ltd./GEMS Education
Delaware LLC, 7.13%, 07/31/26 (Call 07/31/22)(a)	400	398,920
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(a)	400	384,825
Hongkong Electric Finance Ltd.
1.88%, 08/27/30 (Call 02/27/30)(a)	200	166,163
2.88%, 05/03/26(a)	200	193,538
Hongkong Land Finance Cayman Islands Co. Ltd. (The)
2.25%, 07/15/31 (Call 04/15/31)(a)	200	169,538
2.88%, 05/27/30 (Call 02/27/30)(a)	200	181,038
HPHT Finance 21 Ltd., 2.00%, 03/19/26 (Call 02/19/26)(a)	200	186,240
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24(a)	400	401,628
Hutchison Whampoa International Ltd., 7.45%, 11/24/33(a)	100	127,515
IFC Development Corporate Treasury Ltd., 3.63%, 04/17/29(a)	200	193,038
International Bank of Azerbaijan OJSC, 3.50%, 09/01/24(a)	850	796,025
JMH Co. Ltd., 2.50%, 04/09/31 (Call 01/09/31)(a)	200	174,356
Li & Fung Ltd.
4.38%, 10/04/24 (Call 09/04/24)(a)	200	193,850
5.25%, (Call 11/03/22)(a)(f)	200	124,000
Link Finance Cayman 2009 Ltd. (The), 3.60%, 09/03/24(a)	200	200,662
MTR Corp. Ltd., 1.63%, 08/19/30(a)	400	339,575
Nanyang Commercial Bank Ltd.
3.80%, 11/20/29 (Call 11/20/24)(a)(g)	250	244,969
5.00%, (Call 06/02/22)(a)(f)(g)	350	350,437
New World China Land Ltd., 4.75%, 01/23/27(a)	200	193,413
NWD Finance BVI Ltd., 6.25%, (Call 03/07/24)(a)(f)	400	372,075
NWD MTN Ltd.
4.13%, 07/18/29(a)	200	177,538
4.50%, 05/19/30(a)	200	178,038
Petron Corp., 5.95%, (Call 04/19/26)(a)(f)(g)	400	384,950
Philippine National Bank, 3.28%, 09/27/24(a)	600	592,800
Phoenix Lead Ltd., 4.85%, (Call 08/23/22)(a)(f)	200	187,600
Prudential PLC, 3.13%, 04/14/30	400	368,917
QNB Finance Ltd., 1.63%, 09/22/25(a)	400	373,500

Security	Par (000)	Value

Hong Kong (continued)
SABIC Capital I BV, 3.00%, 09/14/50 (Call 03/14/50)(a)	$200	$153,500
Sands China Ltd.
3.80%, 01/08/26 (Call 12/08/25)	600	553,992
5.13%, 08/08/25 (Call 06/08/25)	1,200	1,159,500
Seaspan Corp., 5.50%, 08/01/29 (Call 08/01/24)(a)	200	178,000
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25 (Call 06/13/22)(a)	340	284,389
SingTel Group Treasury Pte Ltd., 1.88%, 06/10/30 (Call 03/10/30)(a)	300	260,025
SMC Global Power Holdings Corp., 5.70%, (Call 01/21/26)(a)(f)(g)	400	367,450
Sun Hung Kai Properties Capital Market Ltd.
2.88%, 01/21/30(a)	200	182,913
3.75%, 02/25/29(a)	200	196,037
Swire Pacific MTN Financing Ltd., 4.50%, 10/09/23(a)	200	203,850
Swire Properties MTN Financing Ltd., 3.63%, 01/13/26(a)	200	198,475
Westwood Group Holdings Ltd., 2.80%, 01/20/26(a)	200	182,225
Wharf REIC Finance BVI Ltd., 3.50%, 01/17/28(a)	200	193,038
Wheelock MTN BVI Ltd., 2.38%, 01/25/26(a)	200	187,725

		21,857,211

India — 4.4%
ABJA Investment Co. Pte Ltd.
5.45%, 01/24/28(a)	200	197,000
5.95%, 07/31/24(a)	400	409,000
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(a)	200	171,288
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, 12/10/24(a)	200	202,037
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(a)	200	161,350
3.38%, 07/24/24(a)	200	195,788
4.00%, 07/30/27 (Call 06/30/27)(a)	200	187,913
4.20%, 08/04/27 (Call 02/04/27)(a)	200	189,538
4.38%, 07/03/29(a)	200	182,663
Adani Transmission Ltd., 4.00%, 08/03/26(a)	200	190,950
Bharat Petroleum Corp. Ltd., 4.00%, 05/08/25(a)	200	197,537
Bharti Airtel International Netherlands BV, 5.35%, 05/20/24(a)	200	204,700
Bharti Airtel Ltd.
3.25%, 06/03/31 (Call 03/05/31)(a)	200	171,210
4.38%, 06/10/25(a)	200	199,600
BPRL International Singapore Pte Ltd., 4.38%, 01/18/27(a)	200	195,913
Digicel International Finance Ltd./Digicel international Holdings Ltd., 8.75%, 05/25/24 (Call 05/16/22)(a)	450	439,312
Geopark Ltd., 5.50%, 01/17/27 (Call 01/17/24)(a)	200	180,538
Greenko Power II Ltd., 4.30%, 12/13/28 (Call 12/14/24)(a)	200	176,000
Greenko Wind Projects Mauritius Ltd., 5.50%, 04/06/25 (Call 04/06/24)(e)	200	195,198
HDFC Bank Ltd., 3.70%, (Call 08/25/26)(a)(f)(g)	200	183,000
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27(a)	200	193,163
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(a)(d)	450	445,022
Indian Railway Finance Corp. Ltd.
2.80%, 02/10/31(a)	200	166,150
3.25%, 02/13/30(a)	200	176,163
3.57%, 01/21/32(a)	200	174,913
3.73%, 03/29/24(a)	200	199,912
JSW Hydro Energy Ltd., 4.13%, 05/18/31 (Call 05/18/26)(a)	193	167,910
LG Chem Ltd.
1.38%, 07/07/26(a)	400	361,100
2.38%, 07/07/31(a)	200	171,204
MAR Sukuk Ltd., 2.21%, 09/02/25(a)	400	382,000
Melco Resorts Finance Ltd., 5.38%, 12/04/29 (Call 12/04/24)(a)	800	644,000

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

India (continued)
Network i2i Ltd.
3.98%, (Call 03/03/26)(a)(f)	$200	$182,913
5.65%, (Call 01/15/25)(a)(f)(g)	400	394,700
NTPC Ltd.
4.25%, 02/26/26(a)	200	197,975
4.38%, 11/26/24(a)	200	201,100
Oil India Ltd.
5.13%, 02/04/29(a)	200	198,412
5.38%, 04/17/24(a)	200	205,475
ONGC Videsh Ltd., 4.63%, 07/15/24(a)	200	201,850
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 07/27/26(a)	200	193,100
Periama Holdings LLC/DE, 5.95%, 04/19/26(a)	200	196,500
POSCO, 2.75%, 07/15/24(a)	600	589,987
Power Finance Corp. Ltd.
3.95%, 04/23/30(a)(d)	200	178,600
4.50%, 06/18/29(a)	400	375,500
REC Ltd., 3.38%, 07/25/24(a)	200	196,287
Reliance Industries Ltd.
2.88%, 01/12/32(e)	350	297,304
3.63%, 01/12/52(e)	400	317,372
3.67%, 11/30/27(a)	250	242,000
3.75%, 01/12/62(e)	400	313,596
4.13%, 01/28/25(a)	250	250,750
6.25%, 10/19/40(a)	250	290,417
ReNew Power Synthetic, 6.67%, 03/12/24 (Call 05/30/22)(a)	200	202,537
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28 (Call 10/14/23)(a)(d)	200	172,750
Samba Funding Ltd., 2.75%, 10/02/24(a)	600	586,237
ST Engineering RHQ Ltd., 1.50%, 04/29/25 (Call 01/29/25)(a)	400	377,700
State Bank of India/London
4.38%, 01/24/24(a)	200	201,662
4.88%, 04/17/24(a)	200	203,912
Summit Digitel Infrastructure Pvt. Ltd., 2.88%, 08/12/31 (Call 08/12/30)(a)	200	163,666
Vedanta Resources Finance II PLC
8.95%, 03/11/25 (Call 09/11/24)(a)	200	190,500
9.25%, 04/23/26 (Call 04/23/23)(a)(d)	200	166,000
Wipro IT Services LLC, 1.50%, 06/23/26 (Call 05/23/26)(a)	200	179,952

		14,780,826

Indonesia — 4.1%
Adaro Indonesia PT, 4.25%, 10/31/24 (Call 10/31/22)(a)	500	493,531
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.38%, 06/29/28 (Call 03/29/28)(a)	400	329,000
Antofagasta PLC, 2.38%, 10/14/30 (Call 07/14/30)(a)	200	163,100
Aragvi Finance International SR, 8.45%, 04/29/26 (Call 04/29/24)(a)	400	306,000
Bank Mandiri Persero Tbk PT
3.75%, 04/11/24(a)	200	199,850
4.75%, 05/13/25(a)	600	613,425
Bank Negara Indonesia Persero Tbk PT
3.75%, 03/30/26(a)	400	379,544
4.30%, (Call 03/24/27)(a)(f)(g)	400	367,920
Bank Rakyat Indonesia Persero Tbk PT
3.95%, 03/28/24(a)	500	500,055
4.63%, 07/20/23(a)	200	202,022
Cikarang Listrindo Tbk PT, 4.95%, 09/14/26 (Call 05/31/22)(a)	400	390,450
Freeport Indonesia PT
4.76%, 04/14/27 (Call 03/14/27)(e)	500	496,940
5.32%, 04/14/32 (Call 01/01/32)(e)	1,000	967,000
6.20%, 04/14/52 (Call 10/14/51)(e)	500	480,330

Security	Par (000)	Value

Indonesia (continued)
HKT Capital No. 6 Ltd., 3.00%, 01/18/32 (Call 10/18/31)(a)	$200	$172,470
Indika Energy Capital III Pte Ltd., 5.88%, 11/09/24 (Call 05/30/22)(a)	250	245,047
Indika Energy Capital IV Pte Ltd., 8.25%, 10/22/25 (Call 10/22/22)(a)	500	498,125
Indofood CBP Sukses Makmur Tbk PT
3.40%, 06/09/31 (Call 12/09/30)(a)	800	666,088
4.75%, 06/09/51 (Call 12/09/50)(a)	400	315,044
Inventive Global Investments Ltd., 1.65%, 09/03/25(a)	200	185,450
Link Finance Cayman 2009 Ltd. (The), 2.75%, 01/19/32(a)	200	176,494
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)	523	510,860
Medco Bell Pte Ltd., 6.38%, 01/30/27 (Call 01/30/24)(a)	400	374,000
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26 (Call 05/14/23)(a)	400	396,000
Medco Platinum Road Pte Ltd., 6.75%, 01/30/25 (Call 05/30/22)(a)(d)	400	396,700
Minejesa Capital BV
4.63%, 08/10/30(a)	800	720,088
5.63%, 08/10/37(a)	600	503,175
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(a)	1,000	1,018,000
Sociedad Quimica y Minera de Chile SA, 3.50%, 09/10/51 (Call 03/10/51)(e)	600	457,800
Star Energy Geothermal Darajat II/Star Energy Geothermal
Salak, 4.85%, 10/14/38 (Call 10/14/29)(a)	600	570,112
State Bank of India/London, 1.80%, 07/13/26(a)	400	362,400
Swire Pacific MTN Financing HK Ltd., 2.88%, 01/30/30 (Call 10/30/29)(a)	200	181,413

		13,638,433

Israel — 3.4%
Bank Hapoalim BM, 3.26%, 01/21/32 (Call 01/21/27)(e)(g)	600	540,000
Bank Leumi Le-Israel BM, 3.28%, 01/29/31 (Call 01/29/26)(e)(g)	400	364,600
Bank of East Asia Ltd. (The), 5.88%, (Call 09/19/24)(a)(f)(g)	250	250,516
Country Garden Holdings Co. Ltd., 4.20%, 02/06/26 (Call 02/06/24)(a)	200	143,000
Energean Israel Finance Ltd., 5.88%, 03/30/31 (Call 09/30/30)(e)	350	313,250
ICL Group Ltd., 6.38%, 05/31/38 (Call 11/30/37)(e)	400	427,825
Israel Electric Corp. Ltd.
4.25%, 08/14/28(e)	400	396,325
6.88%, 06/21/23(a)(d)	200	207,288
Series 6, 5.00%, 11/12/24(e)	700	719,250
Leviathan Bond Ltd., 5.75%, 06/30/23 (Call 03/30/23)(e)	300	297,712
OCP SA, 3.75%, 06/23/31 (Call 03/23/31)(a)	300	253,470
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)	350	314,198
Riyad Tier 1 Sukuk Ltd., 4.00%, (Call 02/16/27)(a)(g)	200	194,750
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36(d)	480	453,540
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	800	773,340
3.15%, 10/01/26	1,801	1,545,258
4.10%, 10/01/46	1,040	739,440
4.75%, 05/09/27 (Call 02/09/27)	600	549,000
5.13%, 05/09/29 (Call 02/09/29)	350	317,800
6.00%, 04/15/24 (Call 01/15/24)	600	597,862
6.75%, 03/01/28 (Call 12/01/27)	700	703,194
7.13%, 01/31/25 (Call 10/31/24)	600	606,750
Turkiye Is Bankasi AS, 7.75%, 01/22/30 (Call 01/22/25)(a)(g)	500	493,075
Yancoal International Resources Development Co. Ltd., 3.50%, 11/04/23(a)	200	200,663

		11,402,106

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Jamaica — 0.3%
Digicel Group Holdings Ltd., 10.00%, (2.00% PIK), 04/01/24 (Call 05/16/22)(d)(h)	$767	$758,445
Digicel International Finance Ltd./Digicel international Holdings Ltd., 8.75%, 05/25/24 (Call 05/16/22)(a)(d)	250	244,656

		1,003,101

Jordan — 0.4%
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 09/30/40(a)	786	651,305
Hikma Finance USA LLC, 3.25%, 07/09/25(a)	200	191,225
SMC Global Power Holdings Corp., 7.00%, (Call 10/21/25)(a)(f)(g)	400	387,325

		1,229,855

Kazakhstan — 0.9%
Arab National Bank, 3.33%, 10/28/30 (Call 10/28/25)(a)(g)	200	193,250
Energean Israel Finance Ltd., 5.38%, 03/30/28 (Call 09/30/27)(e)	350	321,125
SA Global Sukuk Ltd., 2.69%, 06/17/31 (Call 03/17/31)(a)	1,200	1,078,500
SNB Sukuk Ltd., 2.34%, 01/19/27(a)	200	189,500
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(a)	200	176,225
3.25%, 08/15/30 (Call 02/15/30)(a)	600	482,100
4.00%, 08/15/26(a)	700	631,881

		3,072,581

Kuwait — 1.9%
Abu Dhabi National Energy Co. PJSC, 2.00%, 04/29/28 (Call 01/29/28)(a)	400	357,325
Agricultural Bank of China Ltd./New York, 0.85%, 01/19/24(a)	200	192,134
Boubyan Sukuk Ltd., 2.59%, 02/18/25(a)	400	390,000
Burgan Bank SAK, 5.75%, (Call 07/09/24)(a)(f)(g)	400	382,200
China CITIC Bank International Ltd., 7.10%, (Call 11/06/23)(a)(f)(g)	200	208,500
Equate Petrochemical BV, 4.25%, 11/03/26(a)	800	794,400
Equate Sukuk Spc Ltd., 3.94%, 02/21/24(a)	400	401,700
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(a)	400	360,075
4.50%, 02/23/27(a)	200	176,600
Leviathan Bond Ltd., 6.50%, 06/30/27 (Call 12/30/26)(e)	300	294,338
MEGlobal Canada ULC
5.00%, 05/18/25(a)	600	609,675
5.88%, 05/18/30(a)	400	431,825
NBK SPC Ltd., 1.63%, 09/15/27 (Call 09/15/26)(a)(g)	800	721,000
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 08/27/25)(a)(f)(g)	400	382,325
SABIC Capital I BV, 2.15%, 09/14/30 (Call 06/14/30)(a)	200	172,000
Warba Sukuk Ltd., 2.98%, 09/24/24(a)	400	395,950

		6,270,047

Luxembourg — 0.0%
Altice Financing SA, 5.00%, 01/15/28 (Call 01/15/23)(a)	200	166,946

Macau — 1.8%
Champion Path Holdings Ltd.
4.50%, 01/27/26 (Call 01/27/24)(a)	400	306,000
4.85%, 01/27/28 (Call 01/27/25)(a)	300	214,275
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 05/30/22)(a)(d)	804	718,286
5.25%, 04/26/26 (Call 05/30/22)(a)	400	348,500
5.63%, 07/17/27 (Call 07/17/22)(a)(d)	400	341,500
5.75%, 07/21/28 (Call 07/21/23)(a)	400	333,500
MGM China Holdings Ltd.
5.38%, 05/15/24 (Call 05/09/22)(a)	500	465,625
5.88%, 05/15/26 (Call 05/15/22)(a)	500	445,562

Security	Par (000)	Value

Macau (continued)
Sands China Ltd.
4.38%, 06/18/30 (Call 03/18/30)	$200	$170,575
5.40%, 08/08/28 (Call 05/08/28)	1,300	1,213,725
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(a)	700	477,225
6.00%, 07/15/25 (Call 07/15/22)(a)	200	169,250
6.50%, 01/15/28 (Call 07/15/23)(a)	400	306,000
Wynn Macau Ltd., 5.13%, 12/15/29 (Call 12/15/24)(a)	600	474,000

		5,984,023

Malaysia — 1.8%
Axiata SPV2 Bhd, 4.36%, 03/24/26(a)	400	407,200
Axiata SPV5 Labuan Ltd., 3.06%, 08/19/50 (Call 02/19/50)(a)	600	459,675
CIMB Bank Bhd
1.77%, 10/09/24, (3 mo. LIBOR US + 0.780%)(a)(g)	600	601,237
2.13%, 07/20/27(e)	200	184,538
Genm Capital Labuan Ltd., 3.88%, 04/19/31 (Call 01/19/31)(a)	800	659,650
Gohl Capital Ltd., 4.25%, 01/24/27(a)	900	829,350
Malayan Banking Bhd, 1.26%, 08/16/24, (3 mo. LIBOR US + 0.800%)(a)(g)	600	601,425
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27 (Call 03/06/27)(e)	400	386,612
NWD Finance BVI Ltd., 4.80%, (Call 09/09/23)(a)(f)	200	163,413
Parkway Pantai Ltd., 4.25%, (Call 07/27/22)(a)(f)(g)	400	393,325
RBH Bank, 1.66%, 06/29/26(a)	200	183,882
TNB Global Ventures Capital Bhd
3.24%, 10/19/26(a)	600	581,175
4.85%, 11/01/28(a)	500	516,656

		5,968,138

Mexico — 4.4%
Alfa SAB de CV
5.25%, 03/25/24 (Call 12/25/23)(a)(d)	200	201,912
6.88%, 03/25/44 (Call 09/25/43)(a)(d)	200	208,500
Alpek SAB de CV, 4.25%, 09/18/29 (Call 06/18/29)(a)	200	185,776
Alsea SAB de CV, 7.75%, 12/14/26 (Call 12/14/23)(a)(d)	200	200,850
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	200	178,975
3.63%, 04/22/29 (Call 01/22/29)	200	190,537
4.38%, 07/16/42	400	375,700
4.38%, 04/22/49 (Call 10/22/48)(d)	400	383,000
6.13%, 03/30/40	500	572,210
6.38%, 03/01/35	250	289,375
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.13%, 06/06/24(a)	300	299,869
4.38%, 04/11/27 (Call 01/11/27)(a)	150	148,059
Banco Mercantil del Norte SA/Grand Cayman, 6.75%, (Call 09/27/24)(a)(d)(f)(g)	200	192,225
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/25(a)	500	510,937
5.95%, 10/01/28 (Call 10/01/23)(a)(g)	200	199,500
BBVA Bancomer SA/Texas
4.38%, 04/10/24(a)	200	200,850
5.13%, 01/18/33 (Call 01/17/28)(a)(g)	200	185,000
Braskem Idesa SAPI, 7.45%, 11/15/29 (Call 11/15/24)(a)	200	188,500
Canpack SA/Canpack U.S. LLC, 3.88%, 11/15/29 (Call 11/15/24)(e)	600	520,237
Cemex SAB de CV 5.45%, 11/19/29 (Call 11/19/24)(a)	200	191,610

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
7.38%, 06/05/27 (Call 06/05/23)(a)	$200	$209,790
Cemex SAB De CV, 5.13%, (Call 06/08/26)(a)(d)(f)(g)	400	363,114
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29 (Call 04/18/29)(a)	200	195,225
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332, 4.38%, 07/22/31 (Call 04/22/31)(e)	200	161,288
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	150	118,890
2.75%, 01/22/30 (Call 10/22/29)	350	313,950
5.25%, 11/26/43	150	156,152
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(a)(d)	175	176,054
FEL Energy VI Sarl, 5.75%, 12/01/40 (Call 12/01/37)(a)	193	166,054
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (Call 07/16/49)	600	481,500
4.38%, 05/10/43	150	140,985
Fresnillo PLC, 4.25%, 10/02/50 (Call 04/02/50)(a)	200	164,413
Grupo Aeromexico SAB de CV, 8.50%, 03/17/27 (Call 03/17/24)(e)	200	201,500
Grupo Bimbo SAB de CV
3.88%, 06/27/24(a)	200	200,000
4.00%, 09/06/49(a)	200	171,625
4.70%, 11/10/47 (Call 05/10/47)(a)(d)	200	192,540
4.88%, 06/27/44(a)	200	192,725
5.95%, (Call 04/17/23)(a)(d)(f)(g)	200	200,125
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	200	189,310
5.25%, 05/24/49 (Call 11/24/48)	200	202,537
6.13%, 01/31/46 (Call 07/31/45)(d)	200	224,306
6.63%, 01/15/40	320	358,160
Industrias Penoles SAB de CV, 4.15%, 09/12/29 (Call 06/12/29)(a)	200	190,200
Infraestructura Energetica Nova SAB de CV
4.75%, 01/15/51 (Call 07/15/50)(a)	200	163,725
4.88%, 01/14/48(a)	200	167,538
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(a)	200	173,500
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26 (Call 04/11/26)(a)	200	178,288
2.88%, 05/11/31 (Call 02/11/31)(a)	200	164,475
4.00%, 10/04/27 (Call 07/04/27)(a)	200	190,576
5.50%, 01/15/48 (Call 07/15/47)(a)	200	178,475
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(a)(d)	400	393,575
Southern Copper Corp.
3.88%, 04/23/25	200	198,285
5.25%, 11/08/42	350	356,414
5.88%, 04/23/45	400	439,500
6.75%, 04/16/40	300	351,244
7.50%, 07/27/35	200	241,475
Total Play Telecomunicaciones SA de CV, 6.38%, 09/20/28 (Call 09/30/25)(e)	200	167,475
Trust Fibra Uno
4.87%, 01/15/30 (Call 10/30/29)(a)	200	187,601
5.25%, 01/30/26 (Call 10/30/25)(a)	400	398,575
6.39%, 01/15/50 (Call 07/15/49)(a)	200	185,787
6.95%, 01/30/44 (Call 07/30/43)(a)	200	198,850
Unifin Financiera SAB de CV, 9.88%, 01/28/29 (Call 01/28/25)(a)(d)	200	116,250

		14,845,673

Morocco — 0.4%
MGM China Holdings Ltd., 5.25%, 06/18/25 (Call 06/18/22)(a)	200	179,350

Security	Par (000)	Value

Morocco (continued)
OCP SA
4.50%, 10/22/25(a)	$400	$399,200
5.63%, 04/25/24(a)	525	536,484
6.88%, 04/25/44(a)	400	383,825

		1,498,859

Nigeria — 0.5%
Access Bank PLC
6.13%, 09/21/26(a)	400	373,700
9.13%, (Call 10/07/26)(a)(f)(g)	400	368,000
HTA Group Ltd./Mauritius, 7.00%, 12/18/25 (Call 06/18/22)(a)	600	588,863
IHS Netherlands Holdco BV, 8.00%, 09/18/27 (Call 09/18/22)(a)	400	400,075

		1,730,638

Oman — 0.5%
Bank Muscat SAOG, 4.75%, 03/17/26(a)	400	399,500
DIB Sukuk Ltd., 1.96%, 06/22/26(a)	400	372,500
Oztel Holdings SPC Ltd.
5.63%, 10/24/23(a)	200	201,662
6.63%, 04/24/28(a)	700	724,194

		1,697,856

Panama — 0.9%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30 (Call 02/28/30)(a)	1,000	890,000
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(a)(d)	400	398,200
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 09/15/22)(a)(d)	800	774,000
Cable Onda SA, 4.50%, 01/30/30 (Call 01/30/25)(a)	400	372,430
Engie Energia Chile SA, 3.40%, 01/28/30 (Call 10/28/29)(a)	200	176,913
Sable International Finance Ltd., 5.75%, 09/07/27 (Call 09/07/22)(a)	300	295,407

		2,906,950

Paraguay — 0.1%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(a)(i)	430	287,938

Peru — 2.3%
Banco de Credito del Peru
2.70%, 01/11/25 (Call 12/11/24)(a)(d)	500	480,000
3.13%, 07/01/30 (Call 07/01/25)(a)(g)	550	499,916
3.25%, 09/30/31 (Call 09/30/26)(a)(d)(g)	400	358,700
CA Magnum Holdings, 5.38%, 10/31/26 (Call 10/31/23)(a)	400	384,000
Cia de Minas Buenaventura SAA, 5.50%, 07/23/26 (Call 07/23/23)(e)	400	365,325
Consorcio Transmantaro SA
4.70%, 04/16/34(a)	400	374,325
5.20%, 04/11/38 (Call 01/11/38)(e)	400	372,600
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.38%, 06/01/28(a)(d)	383	367,225
Inkia Energy Ltd., 5.88%, 11/09/27 (Call 11/09/22)(a)(d)	400	376,200
InRetail Consumer, 3.25%, 03/22/28 (Call 01/22/28)(a)	400	353,075
Kallpa Generacion SA, 4.13%, 08/16/27 (Call 05/16/27)(a)	400	371,075
Lima Metro Line 2 Finance Ltd.
4.35%, 04/05/36(a)	381	356,470
5.88%, 07/05/34(a)	389	397,520
Nemak SAB de CV, 3.63%, 06/28/31 (Call 03/28/31)(a)	200	163,200
Peru LNG Srl, 5.38%, 03/22/30(a)	600	516,000
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(a)	600	582,113
Wynn Macau Ltd., 5.50%, 01/15/26 (Call 06/15/22)(a)	800	692,000
XP Inc., 3.25%, 07/01/26 (Call 06/01/26)(a)	200	182,950
YPF SA, 8.75%, 04/04/24(a)	441	410,262

		7,602,956

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Philippines — 0.8%
Bank of the Philippine Islands, 4.25%, 09/04/23(a)	$400	$406,825
BDO Unibank Inc., 2.13%, 01/13/26(a)	400	379,500
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 09/30/27(a)	357	335,622
Globe Telecom Inc., 4.20%, (Call 08/02/26)(a)(f)(g)	400	384,000
Petron Corp., 4.60%, (Call 07/19/23)(a)(f)(g)	200	191,975
San Miguel Crop., 5.50%, (Call 07/29/25)(a)(f)(g)	400	388,000
SMC Global Power Holdings Corp., 6.50%, (Call 04/25/24)(a)(f)(g)	500	485,094

		2,571,016

Qatar — 3.1%
ABQ Finance Co., 2.00%, 07/06/26(a)	400	369,000
ABQ Finance Ltd.
1.88%, 09/08/25(a)	200	186,750
3.13%, 09/24/24(a)	400	393,000
AI Candelaria Spain SLU, 5.75%, 06/15/33 (Call 06/15/28)(a)	400	334,000
AKCB Finance Ltd., 4.75%, 10/09/23(a)	200	202,750
Beijing Gas Singapore Capital Corp., 1.88%, 01/18/25(a)	200	190,410
Braskem Idesa SAPI, 6.99%, 02/20/32 (Call 02/20/27)(a)	400	356,000
CBQ Finance Ltd., 2.00%, 09/15/25(a)	400	376,500
Central Plaza Development Ltd., 4.65%, 01/19/26 (Call 10/19/25)(a)	200	176,100
Industrias Penoles SAB de CV, 4.75%, 08/06/50 (Call 02/06/50)(a)	200	168,163
Liquid Telecommunications Financing Plc, 5.50%, 09/04/26 (Call 03/04/23)(a)	400	383,000
MAR Sukuk Ltd., 3.03%, 11/13/24(a)	400	394,825
Nakilat Inc., 6.07%, 12/31/33(a)	616	673,357
Ooredoo International Finance Ltd.
3.75%, 06/22/26(a)	400	399,825
3.88%, 01/31/28(a)	200	202,850
4.50%, 01/31/43(a)	200	206,225
5.00%, 10/19/25(a)	600	625,425
QIB Sukuk Ltd.
1.95%, 10/27/25(a)	500	473,125
3.98%, 03/26/24(a)	600	604,800
QNB Finance Ltd.
2.63%, 05/12/25(a)	800	774,008
3.50%, 03/28/24(a)	600	598,920
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.84%, 09/30/27(a)	521	548,040
6.33%, 09/30/27(a)	695	734,291
SingTel Group Treasury Pte Ltd., 2.38%, 08/28/29 (Call 05/28/29)(a)	400	365,575
SMC Global Power Holdings Corp., 5.45%, (Call 12/09/26)(a)(f)(g)	600	528,000

		10,264,939

Russia — 0.2%
Alfa Bank AO Via Alfa Bond Issuance PLC
5.95%, 04/15/30 (Call 04/15/25)(a)	400	20,000
6.95%, (Call 04/30/23)(a)(f)(g)	200	24,000
QIIB Senior Sukuk Ltd., 4.26%, 03/05/24(a)	600	609,000

		653,000

Saudi Arabia — 3.4%
Acwa Power Management And Investments One Ltd., 5.95%, 12/15/39(a)	399	422,770
Almarai Sukuk Ltd., 4.31%, 03/05/24(a)	200	203,225
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(a)	200	188,413
Contemporary Ruiding Development Ltd., 1.88%, 09/17/25 (Call 08/17/25)(a)	200	185,800

Security	Par (000)	Value

Saudi Arabia (continued)
Country Garden Holdings Co. Ltd., 5.40%, 05/27/25 (Call 05/27/23)(a)	$200	$144,500
Dar Al-Arkan Sukuk Co. Ltd., 6.75%, 02/15/25(a)	200	201,788
EIG Pearl Holdings Sarl
3.55%, 08/31/36(e)	400	353,936
4.39%, 11/30/46(e)	500	421,250
GLP China Holdings Ltd., 2.95%, 03/29/26(a)	200	181,975
Henderson Land MTN Ltd., 2.38%, 05/27/25(a)	200	188,225
Riyad Sukuk Ltd., 3.17%, 02/25/30 (Call 02/25/25)(a)(g)	600	584,362
SABIC Capital II BV
4.00%, 10/10/23(a)	400	403,500
4.50%, 10/10/28(a)	200	204,350
Saudi Arabian Oil Co.
1.25%, 11/24/23 (Call 10/24/23)(a)	200	194,052
2.25%, 11/24/30 (Call 08/24/30)(a)	800	694,000
3.25%, 11/24/50 (Call 05/24/50)(a)	900	704,250
3.50%, 04/16/29(a)	1,100	1,062,875
4.25%, 04/16/39(a)	1,000	950,000
4.38%, 04/16/49(a)	1,000	943,750
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)	400	399,200
Saudi Electricity Global Sukuk Co. 3
4.00%, 04/08/24(a)	600	606,000
5.50%, 04/08/44(a)	400	418,700
Saudi Electricity Global Sukuk Co. 4
4.22%, 01/27/24(a)	400	403,200
4.72%, 09/27/28(a)	400	424,000
Saudi Electricity Global Sukuk Co. 5, 1.74%, 09/17/25(a)	200	188,500
Saudi Telecom Co., 3.89%, 05/13/29(a)	400	402,825
Yapi ve Kredi Bankasi AS, 7.88%, 01/22/31 (Call 01/22/26)(a)(g)	400	387,200

		11,462,646

Singapore — 4.3%
Africa Finance Corp., 2.88%, 04/28/28(a)	400	364,000
BOC Aviation Ltd.
2.09%, 09/26/23 (Call 08/26/23), (3 mo. LIBOR US + 1.125%)(a)(g)	300	300,150
2.63%, 09/17/30 (Call 06/17/30)(a)	400	341,825
3.00%, 09/11/29 (Call 06/11/29)(a)	300	268,369
3.25%, 04/29/25 (Call 03/29/25)(a)	600	586,987
3.50%, 10/10/24 (Call 09/10/24)(a)	400	396,950
3.50%, 09/18/27 (Call 06/18/27)(a)(d)	400	386,660
3.88%, 04/27/26 (Call 01/27/26)(a)	300	296,212
4.00%, 01/25/24 (Call 12/25/23)(a)	200	200,413
BOC Aviation USA Corp., 1.63%, 04/29/24 (Call 03/29/24)(a)	600	575,334
Burgan Bank SAK, 2.75%, 12/15/31 (Call 09/15/26)(a)(g)	400	350,450
China Great Wall International Holdings V Ltd., 2.38%, 08/18/30(a)	200	162,788
China State Construction Finance Cayman I Ltd., 3.40%, (Call 06/08/26)(a)(f)(g)	200	193,000
DBS Group Holdings Ltd.
1.19%, 03/15/27(a)	400	357,032
3.30%, (Call 02/27/25)(a)(f)(g)	600	577,500
4.52%, 12/11/28 (Call 12/11/23)(a)(g)	400	405,108
Empresa Nacional de Telecomunicaciones SA, 3.05%, 09/14/32 (Call 06/14/32)(e)	600	503,925
Endeavour Mining PLC, 5.00%, 10/14/26 (Call 10/14/23)(e)	400	362,000
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	300	292,838
4.75%, 06/15/25 (Call 03/15/25)	284	288,526
4.88%, 06/15/29 (Call 03/15/29)(d)	399	398,576

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Singapore (continued)
4.88%, 05/12/30 (Call 02/12/30)	$415	$411,248
GLP Pte Ltd.
3.88%, 06/04/25(a)	600	582,300
4.50%, (Call 05/17/26)(a)(f)(g)	400	354,950
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25)(a)(d)(g)	400	371,808
4.25%, 06/19/24(a)(d)	600	606,487
Singapore Airlines Ltd., 3.00%, 07/20/26 (Call 06/20/26)(a)	200	190,654
Singapore Telecommunications Ltd., 7.38%, 12/01/31(a)	300	385,556
SingTel Group Treasury Pte Ltd.
2.38%, 10/03/26(a)	400	381,325
3.25%, 06/30/25(a)	300	298,087
3.88%, 08/28/28 (Call 05/28/28)(a)	200	202,413
United Overseas Bank Ltd.
1.25%, 04/14/26(a)(d)	400	366,096
1.75%, 03/16/31 (Call 03/16/26)(a)(g)	400	364,040
2.00%, 10/14/31 (Call 10/14/26)(a)(g)	400	363,536
3.06%, 04/07/25(e)	400	398,232
3.75%, 04/15/29 (Call 04/15/24)(a)(g)	200	199,913
3.86%, 10/07/32 (Call 10/07/27)(e)(g)	400	390,532
3.88%, (Call 10/19/23)(a)(f)(g)	400	393,200
Vena Energy Capital Pte Ltd., 3.13%, 02/26/25(a)	400	383,950

		14,252,970

South Africa — 2.8%
Absa Group Ltd., 6.38%, (Call 05/27/26)(a)(f)(g)	200	190,000
AES Andes SA., 7.13%, 03/26/79 (Call 04/07/24)(a)(g)	400	387,075
Amipeace Ltd., 1.75%, 11/09/26(a)	200	183,984
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)	400	356,000
3.75%, 10/01/30 (Call 07/01/30)	500	442,500
Arcor SAIC, 6.00%, 07/06/23 (Call 06/13/22)(a)	275	274,312
Banco de Bogota SA, 6.25%, 05/12/26(a)	600	596,175
Bidvest Group UK PLC (The), 3.63%, 09/23/26 (Call 09/23/23)(e)	600	549,000
Braskem Netherlands Finance BV, 8.50%, 01/23/81 (Call 10/24/25)(a)(g)	200	205,730
China CITIC Bank International Ltd., 4.63%, 02/28/29 (Call 02/28/24)(a)(g)	250	250,828
FirstRand Bank Ltd., 6.25%, 04/23/28 (Call 04/23/23)(a)(g)	400	400,950
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/29 (Call 02/15/29)(a)	200	209,350
Greenko Dutch BV, 3.85%, 03/29/26 (Call 03/29/23)(a)	194	176,540
HPHT Finance 19 Ltd., 2.88%, 11/05/24(a)	200	196,350
InterCement Financial Operations BV, 5.75%, 07/17/24 (Call 05/30/22)(a)	200	172,038
Mong Duong Finance Holdings BV, 5.13%, 05/07/29 (Call 05/07/23)(a)	500	446,250
MTN Mauritius Investments Ltd.
4.76%, 11/11/24(a)	400	395,825
6.50%, 10/13/26(a)	400	412,825
NWD Finance BVI Ltd., 5.25%, (Call 03/22/26)(a)(f)(g)	200	197,725
Sasol Financing USA LLC
4.38%, 09/18/26 (Call 08/18/26)(d)	600	558,000
5.50%, 03/18/31 (Call 03/18/30)	500	447,500
5.88%, 03/27/24 (Call 02/27/24)	900	893,250
6.50%, 09/27/28 (Call 06/27/28)	600	589,500
Stillwater Mining Co.
4.00%, 11/16/26 (Call 11/16/23)(a)	600	547,500
4.50%, 11/16/29 (Call 11/16/25)(a)	400	353,000

		9,432,207

Security	Par (000)	Value

South Korea — 3.9%
Hana Bank
1.25%, 12/16/26(a)	$400	$359,192
3.25%, 03/30/27(e)	200	195,150
Hanwha Life Insurance Co. Ltd.
3.38%, 02/04/32 (Call 02/04/27)(e)(g)	400	374,096
4.70%, (Call 04/23/23)(a)(f)(g)	400	402,325
Heungkuk Life Insurance Co. Ltd., 4.48%, (Call 11/09/22)(a)(f)(g)	200	198,800
Hyundai Capital Services Inc., 1.25%, 02/08/26(a)	400	360,910
Kookmin Bank
1.38%, 05/06/26(a)	200	183,028
1.75%, 05/04/25(a)	400	380,380
2.50%, 11/04/30(a)	200	170,224
4.35%, (Call 07/02/24)(a)(f)(g)	200	197,913
Korea Electric Power Corp.
1.13%, 06/15/25(a)	200	186,225
2.50%, 06/24/24(a)	400	395,325
Korea Gas Corp.
2.88%, 07/16/29(a)	200	189,475
3.50%, 07/21/25(a)	200	199,662
3.50%, 07/02/26(a)(d)	200	198,975
3.88%, 02/12/24(a)	200	202,600
6.25%, 01/20/42(a)	600	776,925
Korea Hydro & Nuclear Power Co. Ltd., 3.75%, 07/25/23(a)	400	403,700
Kyobo Life Insurance Co. Ltd., 3.95%, (Call 07/24/22)(a)(f)(g)	200	200,287
LG Chem Ltd.
3.25%, 10/15/24(a)	200	198,646
3.63%, 04/15/29(a)	200	193,538
NAVER Corp., 1.50%, 03/29/26(a)	400	364,560
NongHyup Bank
1.25%, 07/20/25(a)	400	370,548
3.88%, 07/30/23(a)	200	201,850
PCPD Capital Ltd., 5.13%, 06/18/26 (Call 06/18/24)(a)	200	194,000
Sands China Ltd.
2.55%, 03/08/27 (Call 02/08/27)(e)	400	331,924
3.10%, 03/08/29 (Call 01/08/29)(e)	600	477,504
3.25%, 08/08/31 (Call 05/08/31)(e)	500	383,250
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(a)(d)	200	181,240
2.88%, 04/24/25, (3 mo. LIBOR US + 1.700%)(a)(g)	200	205,162
3.88%, 11/05/23(a)	400	404,520
3.88%, 03/24/26(a)	200	196,828
4.38%, 04/13/32(e)	200	196,140
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(a)	200	183,814
2.88%, (Call 05/12/26)(a)(f)(g)	200	179,000
3.34%, 02/05/30 (Call 02/05/25)(a)(d)(g)	200	194,788
5.88%, (Call 08/13/23)(a)(f)(g)	400	407,075
SK Hynix Inc.
1.00%, 01/19/24(a)	200	190,318
1.50%, 01/19/26(a)	600	543,480
2.38%, 01/19/31(a)	400	331,868
Woori Bank
0.75%, 02/01/26(a)(d)	400	360,120
2.00%, 01/20/27(e)	200	185,406
4.25%, (Call 10/04/24)(a)(f)(g)	200	195,850
4.75%, 04/30/24(a)	400	407,950
5.25%, (Call 05/16/22)(a)(f)(g)	400	399,075

		13,053,646

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational — 0.4%
African Export-Import Bank (The), 2.63%, 05/17/26 (Call 04/17/26)(a)	$400	$368,700
Eastern & Southern African Trade & Development Bank (The)
4.13%, 06/30/28(a)	400	369,697
4.88%, 05/23/24(a)	600	597,831

		1,336,228

Switzerland — 0.1%
Oriflame Investment Holding PLC, 5.13%, 05/04/26 (Call 05/15/23)(a)	400	291,000

Taiwan — 3.8%
Banco Mercantil del Norte SA/Grand Cayman, 5.88%, (Call 01/24/27)(a)(f)(g)	200	177,475
CDBL Funding 2, 2.00%, 03/04/26(a)	200	184,414
Commercial Bank PSQC (The), 4.50%, (Call 03/03/26)(a)(f)(g)	400	380,000
Competition Team Technologies Ltd., 3.75%, 03/12/24(a)	400	401,950
Falabella SA, 3.38%, 01/15/32 (Call 10/15/31)(a)	600	525,000
Formosa Group Cayman Ltd., 3.38%, 04/22/25(a)	800	782,900
Foxconn Far East Ltd.
1.63%, 10/28/25(a)	600	553,086
2.50%, 10/28/30(a)	400	340,575
Rumo Luxembourg Sarl, 5.25%, 01/10/28 (Call 01/10/24)(a)	200	195,475
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	1,000	916,035
2.50%, 10/25/31 (Call 07/25/31)(d)	800	690,856
3.13%, 10/25/41 (Call 04/25/41)	600	504,750
3.25%, 10/25/51 (Call 04/25/51)(d)	800	660,920
3.88%, 04/22/27 (Call 03/22/27)	600	597,330
4.13%, 04/22/29 (Call 02/22/29)	400	398,200
4.25%, 04/22/32 (Call 01/22/32)	600	596,658
4.50%, 04/22/52 (Call 10/22/51)	700	701,813
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(a)	600	544,800
1.00%, 09/28/27 (Call 07/28/27)(a)	600	513,414
1.25%, 04/23/26 (Call 03/23/26)(a)	800	730,360
1.38%, 09/28/30 (Call 06/28/30)(a)	800	645,360
1.75%, 04/23/28 (Call 02/23/28)(a)	600	526,824
2.25%, 04/23/31 (Call 01/23/31)(a)	900	766,332
Turk Telekomunikasyon AS, 6.88%, 02/28/25(a)	400	389,200

		12,723,727

Thailand — 2.3%
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36 (Call 09/23/31)(e)(g)	600	514,305
3.47%, 09/23/36 (Call 09/23/31)(a)(g)	200	171,435
4.05%, 03/19/24(a)	400	404,575
4.45%, 09/19/28(a)	400	408,575
5.00%, 10/03/23(a)	200	204,913
GC Treasury Center Co. Ltd.
2.98%, 03/18/31 (Call 12/18/30)(a)	400	343,825
4.30%, 03/18/51 (Call 09/18/50)(a)	400	338,950
4.40%, 03/30/32 (Call 09/30/31)(d)(e)	800	756,300
Kasikornbank PCL/Hong Kong
3.34%, 10/02/31 (Call 10/02/26)(a)(g)	600	553,425
5.28%, (Call 10/14/25)(a)(f)(g)	400	390,250
Krung Thai Bank PCL/Cayman Islands, 4.40%, (Call 03/25/26)(a)(f)(g)	400	367,500
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70 (Call 01/16/70)(a)(d)	400	296,825
PTTEP Treasury Center Co. Ltd. 2.59%, 06/10/27 (Call 04/10/27)(a)	400	373,950

Security	Par (000)	Value

Thailand (continued)
3.90%, 12/06/59(a)	$400	$331,304
QNB Finance Ltd., 1.38%, 01/26/26(a)	650	595,562
Siam Commercial Bank PCL/Cayman Islands
3.90%, 02/11/24(a)	400	402,950
4.40%, 02/11/29(a)	200	202,600
Thaioil Treasury Center Co. Ltd.
3.50%, 10/17/49(a)	400	273,575
3.75%, 06/18/50(a)	400	280,168
5.38%, 11/20/48(a)	400	359,284

		7,570,271

Togo — 0.1%
Ecobank Transnational Inc., 9.50%, 04/18/24(a)	200	206,050

Turkey — 4.2%
Akbank TAS
5.13%, 03/31/25(a)	400	374,000
6.80%, 02/06/26(a)	300	287,250
6.80%, 06/22/31 (Call 06/22/26)(a)(g)	400	367,000
Aydem Yenilenebilir Enerji AS, 7.75%, 02/02/27 (Call 02/02/24)(e)	600	491,811
Banco do Brasil SA/Cayman, 4.75%, 03/20/24(a)	200	201,850
Banco Mercantil del Norte SA/Grand Cayman, 8.38%, (Call 10/14/30)(a)(f)(g)	200	205,275
BBVA Bancomer SA/Texas, 5.88%, 09/13/34 (Call 09/13/29)(a)(g)	200	191,118
BRF SA, 5.75%, 09/21/50 (Call 03/21/50)(a)	200	158,100
Cemex SAB de CV
3.88%, 07/11/31 (Call 07/11/26)(a)	400	340,000
5.20%, 09/17/30 (Call 09/17/25)(a)	200	188,500
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24 (Call 12/05/23)(a)	200	215,148
Centrais Eletricas Brasileiras SA, 4.63%, 02/04/30(a)	200	182,288
Coca-Cola Icecek AS, 4.50%, 01/20/29 (Call 10/20/28)(e)	400	370,000
Cosan SA, 5.50%, 09/20/29 (Call 09/20/24)(a)	200	194,038
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(a)	400	376,950
DBS Group Holdings Ltd., 1.82%, 03/10/31 (Call 03/10/26)(a)(g)	200	183,312
First Quantum Minerals Ltd., 6.88%, 10/15/27 (Call 10/15/23)(a)	1,000	995,812
KOC Holding AS, 6.50%, 03/11/25 (Call 12/11/24)(a)	500	498,531
Mersin Uluslararasi Liman Isletmeciligi AS, 5.38%, 11/15/24 (Call 11/15/22)(a)	400	389,950
Nan Fung Treasury Ltd., 5.00%, 09/05/28(a)	200	197,288
National Bank of Oman SAOG, 5.63%, 09/25/23(a)	400	402,700
QNB Finansbank AS, 6.88%, 09/07/24(a)	400	409,825
SA Global Sukuk Ltd., 1.60%, 06/17/26 (Call 05/17/26)(a)	700	642,320
SEPLAT Energy PLC, 7.75%, 04/01/26 (Call 04/01/23)(a)	400	380,160
Simpar Europe SA, 5.20%, 01/26/31 (Call 01/26/26)(a)	200	165,350
Singapore Airlines Ltd., 3.38%, 01/19/29 (Call 11/19/28)(a)	400	367,844
Turk Telekomunikasyon AS, 4.88%, 06/19/24(a)	200	189,000
Turkcell Iletisim Hizmetleri AS
5.75%, 10/15/25(a)	200	189,257
5.80%, 04/11/28 (Call 01/11/28)(a)	365	326,492
Turkiye Garanti Bankasi AS, 6.13%, 05/24/27(a)(g)	600	571,608
Turkiye Is Bankasi AS
6.13%, 04/25/24(a)	800	786,650
7.00%, 06/29/28 (Call 06/29/23)(a)(g)	400	391,200
Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24 (Call 07/20/24)(a)	400	378,950
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26 (Call 12/14/25)(a)	400	388,825

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Turkey (continued)
Turkiye Vakiflar Bankasi TAO, 8.13%, 03/28/24(a)	$400	$404,325
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(a)	400	341,700
Yapi ve Kredi Bankasi AS
5.85%, 06/21/24(a)	400	390,200
8.25%, 10/15/24(a)	200	204,225
13.88%, (Call 01/15/24)(a)(f)(g)	500	534,625

		13,873,477

Ukraine — 0.2%
DTEK Finance PLC, 7.50%, (5.00% PIK), 12/31/27 (Call 05/30/22)(a)(h)	1,052	231,528
Metinvest BV
7.75%, 10/17/29(a)	400	212,000
8.50%, 04/23/26 (Call 01/23/26)(a)	400	214,000
Prudential PLC, 2.95%, 11/03/33 (Call 08/03/28)(a)(g)	200	179,000

		836,528

United Arab Emirates — 4.5%
Abu Dhabi National Energy Co. PJSC
3.40%, 04/29/51 (Call 10/29/50)(a)	200	173,350
3.88%, 05/06/24(a)	200	201,600
4.38%, 04/23/25(a)	200	203,520
4.38%, 06/22/26(a)	400	410,825
4.88%, 04/23/30(a)	400	425,824
6.50%, 10/27/36(a)	300	369,900
Abu Dhabi Ports Co. PJSC, 2.50%, 05/06/31 (Call 02/06/31)(a)	300	263,587
ADIB Capital Invest 2 Ltd., 7.13%, (Call 09/20/23)(a)(f)(g)	200	206,412
AHB Sukuk Co. Ltd., 4.38%, 09/19/23(a)	200	203,100
Aldar Sukuk Ltd., 4.75%, 09/29/25(a)	200	204,850
BOC Aviation Ltd., 1.75%, 01/21/26 (Call 12/21/25)(a)	300	273,768
BOS Funding Ltd., 4.00%, 09/18/24(a)	200	197,975
CBQ Finance Ltd., 2.00%, 05/12/26(a)	400	372,000
China Construction Bank Corp., 2.85%, 01/21/32 (Call 01/21/27)(a)(g)	200	186,746
China Everbright Bank Co. Ltd./Luxembourg, 0.83%, 09/14/24(a)	200	188,606
DIB Sukuk Ltd., 2.95%, 01/16/26(a)	600	580,987
DIB Tier 1 Sukuk 3 Ltd., 6.25%, (Call 01/22/25)(a)(f)(g)	200	207,000
EI Sukuk Co. Ltd., 1.83%, 09/23/25(a)	400	378,000
Emaar Sukuk Ltd.
3.64%, 09/15/26(a)	200	196,788
3.70%, 07/06/31(a)	200	193,225
3.88%, 09/17/29(a)	200	196,413
EMG Sukuk Ltd., 4.56%, 06/18/24 (a)	400	403,200
Emirates NBD Bank PJSC
1.64%, 01/13/26(a)	400	371,000
6.13%, (Call 03/20/25)(a)(f)(g)	400	401,500
Emirates Telecommunications Group Co. PJSC, 3.50%, 06/18/24(a)	200	200,600
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)(e)	350	339,500
4.88%, 03/30/26 (Call 12/30/25)(e)	350	323,050
Fab Sukuk Co. Ltd.
1.41%, 01/14/26(a)	200	185,250
3.88%, 01/22/24(a)	400	402,500
First Abu Dhabi Bank PJSC
1.89%, 07/08/24, (3 mo. LIBOR US + 0.900%)(a)(g)	200	199,600
4.50%, (Call 04/05/26)(a)(f)(g)	400	395,500
Galaxy Pipeline Assets Bidco Ltd.
2.63%, 03/31/36(a)	600	500,850
3.25%, 09/30/40(a)	400	329,575

Security	Par (000)	Value

United Arab Emirates (continued)
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24 (Call 04/15/24)(a)	$400	$402,325
Grupo de Inversiones Suramericana SA, 5.50%, 04/29/26 (Call 01/29/26)(a)	200	198,000
Indofood CBP Sukses Makmur Tbk PT, 3.54%, 04/27/32 (Call 10/27/31)(a)	400	333,044
Israel Electric Corp. Ltd., 3.75%, 02/22/32(e)	200	186,500
MAF Global Securities Ltd.
4.75%, 05/07/24(a)	200	202,350
5.50%, (Call 09/07/22)(a)(f)(g)	200	197,788
MAF Sukuk Ltd.
3.93%, 02/28/30(a)	200	195,788
4.64%, 05/14/29(a)	200	203,288
Mashreqbank PSC, 4.25%, 02/26/24(a)	200	202,413
MCC Holding Hong Kong Corp. Ltd., 2.95%, (Call 04/20/24)(a)(f)(g)	200	196,100
OCP SA, 5.13%, 06/23/51 (Call 12/23/50)(a)	600	463,005
Petrofac Ltd.
9.75%, 11/15/26 (Call 11/15/23)(e)	200	186,000
9.75%, 11/15/26 (Call 11/15/23)(a)	100	93,000
Rakfunding Cayman Ltd., 4.13%, 04/09/24(a)	200	201,038
REC Ltd., 5.25%, 11/13/23(a)	200	203,662
Ruwais Power Co. PJSC, 6.00%, 08/31/36(a)	200	244,562
SA Global Sukuk Ltd., 0.95%, 06/17/24 (Call 05/17/24)(a)	400	378,500
SF Holding Investment Ltd., 2.88%, 02/20/30(a)	200	174,136
SIB Sukuk Co. III Ltd., 2.85%, 06/23/25(a)	200	194,975
SMC Global Power Holdings Corp., 5.95%, (Call 05/05/25)(a)(f)(g)	400	375,825
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(e)	200	173,750
Tabreed Sukuk Spc Ltd., 5.50%, 10/31/25(a)	200	210,287

		14,902,937

United States — 0.2%
JBS Finance Luxembourg Co., 2.50%, 01/15/27 (Call 12/15/26)(a)	200	179,500
SK Battery America Inc., 2.13%, 01/26/26(a)	400	364,848

		544,348

Zambia — 0.8%
First Quantum Minerals Ltd.
6.50%, 03/01/24 (Call 05/09/22)(a)	600	601,500
6.88%, 03/01/26 (Call 05/09/22)(a)	650	647,684
7.50%, 04/01/25 (Call 05/09/22)(a)	1,000	1,010,000
Grupo Aval Ltd., 4.38%, 02/04/30 (Call 11/04/29)(a)	600	507,555

		2,766,739

Total Corporate Bonds & Notes — 97.2% (Cost: $359,825,456)		323,864,329

Foreign Government Obligations(k)

Colombia — 0.0%
Korea Hydro & Nuclear Power Co. Ltd., 1.25%, 04/27/26(a)	200	182,556

Nigeria — 0.5%
Africa Finance Corp.
3.13%, 06/16/25(a)	600	576,000
3.75%, 10/30/29(a)	200	189,500
3.88%, 04/13/24(a)	400	397,500
4.38%, 04/17/26(a)	400	399,000

		1,562,000

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Qatar — 0.2%
African Export-Import Bank (The), 3.99%, 09/21/29(Call 06/23/29)(a)	$600	$566,250

South Korea — 0.2%
Industrial Bank of Korea
0.63%, 09/17/24(e)	200	188,148
1.04%, 06/22/25(a)	200	185,278
Korea Expressway Corp., 1.13%, 05/17/26(a)	200	181,750

		555,176

Supranational — 0.3%
African Export-Import Bank (The)
3.80%, 05/17/31 (Call 02/17/31)(a)	400	364,000
4.13%, 06/20/24(a)	600	597,750
5.25%, 10/11/23(a)	200	202,750

		1,164,500

Turkey — 0.1%
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(a)	400	356,000

Total Foreign Government Obligations — 1.3% (Cost: $4,713,837)		4,386,482

Short-Term Investments

Money Market Funds — 9.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(l)(m)(n)	27,384	27,383,800
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(l)(m)	3,887	3,887,000

		31,270,800

Total Short-Term Investments — 9.4% (Cost: $31,266,205)		31,270,800

Total Investments in Securities — 107.9% (Cost: $395,805,498)		359,521,611

Other Assets, Less Liabilities — (7.9)%		(26,192,177)

Net Assets — 100.0%		$333,329,434

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Issuer filed for bankruptcy and/or is in default.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Perpetual security with no stated maturity date.
(g)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Zero-coupon bond.
(j)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(k)	U.S. dollar denominated security issued by foreign domiciled entity.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$41,898,642	$—	$(14,492,274	)(a)	$(20,606)	$(1,962)	$27,383,800	27,384	$78,580	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,007,000	—	(2,120,000	)(a)	—	—	3,887,000	3,887	1,491		—

					$(20,606)	$(1,962)	$31,270,800		$80,071		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® J.P. Morgan EM Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$323,864,329	$—	$323,864,329
Foreign Government Obligations	—	4,386,482	—	4,386,482
Money Market Funds	31,270,800	—	—	31,270,800

	$31,270,800	$328,250,811	$—	$359,521,611

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) April 30, 2022	iShares® J.P. Morgan EM High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Argentina — 0.9%
Arcos Dorados Holdings Inc., 5.88%, 04/04/27 (Call 05/30/22)(a)	$300	$302,869
Future Retail Ltd., 5.60%, 01/22/25 (Call 01/22/23)(a)(b)(c)	200	40,000
Investment Energy Resources Ltd., 6.25%, 04/26/29 (Call 04/26/25)(a)	400	394,600
MercadoLibre Inc., 3.13%, 01/14/31 (Call 10/14/30)(d)	400	325,200
MSU Energy SA/UGEN SA/UENSA SA, 6.88%, 02/01/25 (Call 05/30/22)(a)	300	237,338
Transportadora de Gas del Sur SA, 6.75%, 05/02/25 (Call 05/30/22)(a)	300	280,073
Vedanta Resources Ltd., 6.13%, 08/09/24 (Call 05/30/22)(a)	600	504,112
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 05/30/22)(a)	400	357,500
5.50%, 10/01/27 (Call 10/01/22)(a)	400	326,000
YPF SA
6.95%, 07/21/27(a)	600	432,487
7.00%, 12/15/47 (Call 06/15/47)(a)	300	183,806
8.50%, 07/28/25(a)	600	489,000

		3,872,985

Azerbaijan — 0.4%
Southern Gas Corridor CJSC, 6.88%, 03/24/26(a)	1,400	1,482,250

Bahrain — 0.5%
AUB Sukuk Ltd., 2.62%, 09/09/26(a)	400	378,000
BBK BSC, 5.50%, 07/09/24(a)	200	201,787
FS Luxembourg Sarl, 10.00%, 12/15/25(a)	400	409,075
GFH Sukuk Ltd., 7.50%, 01/28/25(a)	400	392,950
Manila Water Co. Inc., 4.38%, 07/30/30 (Call 07/30/25)(a)	200	187,663
Oil and Gas Holding Co. BSCC (The), 7.50%, 10/25/27(a)	600	629,175

		2,198,650

Barbados — 0.1%
Sagicor Financial Co. Ltd., 5.30%, 05/13/28 (Call 05/13/24)(a)	200	195,500

Brazil — 7.9%
Acu Petroleo Luxembourg Sarl, 7.50%, 07/13/35 (Call 01/13/27)(e)	400	360,771
Adecoagro SA, 6.00%, 09/21/27(a)	200	196,302
Altice Financing SA, 5.75%, 08/15/29	1,200	1,011,360
Amaggi Luxembourg International Sarl, 5.25%, 01/28/28(a)	400	379,700
Atento Luxco 1 SA, 8.00%, 02/10/26(a)	300	294,450
B2W Digital Lux Sarl, 4.38%, 12/20/30 (Call 09/20/30)(a)(d)	400	330,700
B3 SA - Brasil Bolsa Balcao, 4.13%, 09/20/31(e)	400	348,200
Banco Bradesco SA/Cayman Islands
3.20%, 01/27/25(a)	400	386,600
4.38%, 03/18/27(e)	400	389,350
Banco BTG Pactual SA/Cayman Islands
2.75%, 01/11/26 (Call 12/11/25)(a)(d)	400	364,825
4.50%, 01/10/25 (Call 12/10/24)(a)	600	589,245
7.75%, 02/15/29 (Call 02/15/24)(a)(d)(f)	200	204,225
Banco Davivienda SA, 6.65%, (Call 04/22/31)(a)(f)(g)	200	178,600
Banco do Brasil SA/Cayman
3.25%, 09/30/26(e)	400	372,825
3.25%, 09/30/26(a)	200	186,413
4.88%, 01/11/29(a)	200	194,100
6.25%, (Call 04/15/24)(a)(f)(g)	1,000	927,687
9.00%, (Call 06/18/24)(a)(f)(g)	1,200	1,220,250
Banco Mercantil del Norte SA/Grand Cayman, 6.63%, (Call 01/24/32)(a)(f)(g)	400	357,950
Banco Votorantim SA, 4.38%, 07/29/25(a)	400	393,000

Security	Par (000)	Value

Brazil (continued)
BRF SA, 4.88%, 01/24/30 (Call 10/24/29)(a)	$600	$532,800
Centrais Eletricas Brasileiras SA, 3.63%, 02/04/25(a)(d)	400	387,075
Cosan Luxembourg SA, 7.00%, 01/20/27 (Call 05/30/22)(a)	400	410,500
CSN Inova Ventures, 6.75%, 01/28/28 (Call 01/28/24)(a)	800	794,650
CSN Resources SA
4.63%, 06/10/31 (Call 06/10/26)(a)	600	506,738
5.88%, 04/08/32 (Call 04/08/27)(e)	200	178,500
Embraer Netherlands Finance BV
5.05%, 06/15/25(d)	850	837,887
5.40%, 02/01/27(d)	300	290,438
Globo Comunicacao e Participacoes SA, 4.88%, 01/22/30(a)	200	172,913
Gol Finance SA, 8.00%, 06/30/26 (Call 12/24/22)(a)	400	349,700
Hidrovias International Finance SARL, 4.95%, 02/08/31 (Call 02/08/26)(a)	200	163,350
Itau Unibanco Holding SA/Cayman Island
3.25%, 01/24/25(a)	400	388,100
3.88%, 04/15/31 (Call 01/15/26)(a)(f)	400	358,380
4.50%, 11/21/29 (Call 11/21/24)(a)(d)(f)	400	379,500
6.13%, (Call 12/12/22)(a)(d)(f)(g)	800	770,200
6.50%, (Call 03/19/23)(a)(d)(f)(g)	400	384,950
Klabin Austria GmbH
3.20%, 01/12/31 (Call 10/12/30)(a)	400	319,000
5.75%, 04/03/29 (Call 01/03/29)(a)(d)	400	393,575
7.00%, 04/03/49 (Call 10/03/48)(a)	400	385,552
Light Servicos de Eletricidade SA/Light Energia SA, 4.38%, 06/18/26 (Call 06/18/24)(a)	400	370,020
MARB BondCo PLC, 3.95%, 01/29/31 (Call 01/29/26)(a)	1,000	829,925
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(a)	1,000	870,000
MGM China Holdings Ltd., 4.75%, 02/01/27 (Call 02/01/24)(a)	400	336,000
Movida Europe SA, 5.25%, 02/08/31 (Call 02/08/26)(a)	400	330,050
Natura &Co Luxembourg Holdings Sarl, 6.00%, 04/19/29 (Call 02/19/29)(e)	400	389,120
Natura Cosmeticos SA, 4.13%, 05/03/28 (Call 03/03/28)(a)(d)	600	536,160
NBM U.S. Holdings Inc.
6.63%, 08/06/29 (Call 08/06/24)(a)(d)	200	204,850
7.00%, 05/14/26 (Call 05/31/22)(a)	400	412,075
Nexa Resources SA, 5.38%, 05/04/27 (Call 02/04/27)(a)	400	384,000
Odebrecht Drilling Norbe VIII/IX Ltd., 7.35%, (7.35% PIK), 12/01/26 (Call 05/30/22)(a)(h)	439	252,829
Odebrecht Holdco Finance Ltd., 0.00%, 09/10/58 (Call 05/31/22)(a)(i)	900	4,500
Odebrecht Offshore Drilling Finance Ltd., 7.72%, (7.72% PIK), 12/01/26 (Call 05/30/22)(a)(h)	1,052	229,594
Oi SA, 10.00%, (12.00% PIK), 07/27/25(h)	1,000	797,375
Petrobras Global Finance BV
5.09%, 01/15/30(d)	550	533,500
5.30%, 01/27/25	200	206,475
5.50%, 06/10/51 (Call 12/10/50)	700	573,212
5.60%, 01/03/31 (Call 10/03/30)(d)	1,025	1,006,037
5.75%, 02/01/29	400	404,700
6.00%, 01/27/28(d)	868	889,266
6.25%, 03/17/24	200	208,600
6.75%, 01/27/41(d)	500	489,938
6.75%, 06/03/50 (Call 12/03/49)	300	278,940
6.85%, 06/05/2115	1,300	1,141,562
6.88%, 01/20/40	475	473,456
6.90%, 03/19/49	600	570,112
7.25%, 03/17/44(d)	610	608,475
7.38%, 01/17/27(d)	700	765,268
Petrorio Luxembourg Trading Sarl, 6.13%, 06/09/26 (Call 06/09/24)(a)	400	384,500

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® J.P. Morgan EM High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Brazil (continued)
Rede D’or Finance Sarl
4.50%, 01/22/30 (Call 10/22/29)(a)	$300	$262,013
4.95%, 01/17/28 (Call 10/17/27)(a)(d)	400	375,500
StoneCo Ltd., 3.95%, 06/16/28 (Call 05/16/28)(e)	300	247,369
Unigel Luxembourg SA, 8.75%, 10/01/26 (Call 10/01/22)(a)	200	207,100
Usiminas International Sarl, 5.88%, 07/18/26 (Call 07/18/23)(a)	400	400,575
Wynn Macau Ltd., 5.63%, 08/26/28 (Call 08/26/23)(a)	800	643,000

		33,306,457

Chile — 0.2%
Agrosuper SA, 4.60%, 01/20/32 (Call 10/20/31)(e)	200	181,000
Guacolda Energia SA, 4.56%, 04/30/25 (Call 01/30/25)(a)	400	135,800
VTR Finance NV, 6.38%, 07/15/28 (Call 07/15/23)(a)	400	362,000

		678,800

China — 4.7%
Agile Group Holdings Ltd., 7.88%, (Call 07/31/24)(a)(f)(g)	600	132,000
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(a)	200	195,225
Bank of Communications Co. Ltd., 3.80%, (Call 11/18/25)(a)(f)(g)	1,700	1,686,400
Beijing Enterprises Water Capital Management Holdings Ltd., 4.95%, 05/02/23(a)	200	200,850
Central Plaza Development Ltd., 5.75%, (Call 11/14/24)(a)(f)(g)	200	169,000
China Hongqiao Group Ltd., 6.25%, 06/08/24(a)	200	194,475
China SCE Group Holdings Ltd.
7.00%, 05/02/25 (Call 05/02/23)(a)	400	244,000
7.38%, 04/09/24 (Call 05/30/22)(a)	200	135,000
China Shenhua Overseas Capital Co. Ltd., 3.88%, 01/20/25(a)	400	392,152
CIFI Holdings Group Co. Ltd.
4.45%, 08/17/26 (Call 05/17/24)(a)	200	150,000
5.95%, 10/20/25 (Call 07/20/23)(a)	400	308,000
6.00%, 07/16/25 (Call 01/16/23)(a)	200	157,200
6.45%, 11/07/24 (Call 11/07/22)(a)	400	328,000
Commercial Bank of Dubai PSC, 6.00%, (Call 04/21/26)(a)(f)(g)	400	401,000
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (Call 05/19/26)(a)(f)(g)	600	597,750
Ease Trade Global Ltd., 4.00%, 11/10/25(a)	200	196,162
Easy Tactic Ltd., 11.75%, 08/02/23(a)	400	84,825
Emirates NBD Bank PJSC, 6.13%, (Call 04/09/26)(a)(f)(g)	400	402,160
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/26 (Call 05/12/24)(a)	600	553,062
Fortune Star BVI Ltd.
5.00%, 05/18/26 (Call 05/18/24)(a)	200	173,000
5.05%, 01/27/27 (Call 01/27/25)(a)	400	338,000
5.95%, 10/19/25 (Call 10/19/23)(a)	400	358,000
Greenland Global Investment Ltd., 5.88%, 07/03/24(a)	200	110,250
IHS Holding Ltd.
5.63%, 11/29/26 (Call 11/29/23)(a)	200	190,000
6.25%, 11/29/28 (Call 11/29/24)(a)	400	376,000
Industrial & Commercial Bank of China Ltd., 3.20%, (Call 09/24/26)(a)(f)(g)	3,500	3,339,000
JGSH Philippines Ltd., 4.13%, 07/09/30(a)	400	381,700
KWG Group Holdings Ltd., 5.88%, 11/10/24 (Call 05/17/22)(a)	400	152,000
Lenovo Group Ltd., 5.88%, 04/24/25(a)	600	623,562
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(a)(e)	400	395,575
6.75%, 06/30/30 (Call 12/30/29)(a)(e)	300	292,140
NWD Finance BVI Ltd., 4.13%, (Call 03/10/28)(a)(f)(g)	800	720,000
Overseas Chinese Town Asia Holdings Ltd., 4.50%, (Call 07/15/23)(a)(f)(g)	400	396,000

Security	Par (000)	Value

China (continued)
Powerlong Real Estate Holdings Ltd., 5.95%, 04/30/25 (Call 04/30/23)(a)	$400	$156,000
RKPF Overseas 2020 A Ltd.
5.13%, 07/26/26 (Call 07/26/24)(a)	400	284,000
5.20%, 01/12/26 (Call 01/12/24)(a)	200	144,000
Shimao Group Holdings Ltd.
3.45%, 01/11/31 (Call 01/11/26)(a)	400	80,000
5.20%, 01/30/25 (Call 05/17/22)(a)	400	94,000
5.20%, 01/16/27 (Call 09/16/24)(a)	400	88,000
5.60%, 07/15/26 (Call 07/15/23)(a)	600	144,000
6.13%, 02/21/24 (Call 05/17/22)(a)	600	150,000
Shui On Development Holding Ltd.
5.75%, 11/12/23 (Call 05/30/22)(a)	600	567,000
6.15%, 08/24/24 (Call 08/24/22)(a)	200	185,000
6.40%, (Call 06/20/22)(a)(f)(g)	200	193,000
Sino-Ocean Land Treasure III Ltd., 4.90%, (Call 09/21/22)(a)(f)(g)	400	275,075
Sunac China Holdings Ltd.
5.95%, 04/26/24 (Call 01/26/23)(a)	400	94,000
6.50%, 07/09/23 (Call 07/09/22)(a)	400	100,000
6.50%, 01/10/25 (Call 01/10/23)(a)	400	90,000
6.65%, 08/03/24 (Call 08/03/22)(a)	400	90,000
7.00%, 07/09/25 (Call 07/09/23)(a)	400	88,000
Times China Holdings Ltd.
5.55%, 06/04/24 (Call 06/04/23)(a)	200	103,000
6.75%, 07/08/25 (Call 07/08/23)(a)	400	178,000
Turkiye Vakiflar Bankasi TAO
5.25%, 02/05/25(a)	400	371,075
6.50%, 01/08/26(a)	400	374,000
Wanda Properties International Co. Ltd., 7.25%, 01/29/24(a)	400	334,000
Well Hope Development Ltd., 3.88%, (Call 10/19/22)(a)(f)(g)	600	597,000
West China Cement Ltd., 4.95%, 07/08/26 (Call 07/08/24)(a)	400	358,000
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26 (Call 05/20/24)(a)	400	364,000

		19,873,638

Colombia — 3.2%
Avianca Midco 2 Ltd., 9.00%, 12/01/28 (Call 12/01/24)(a)	950	903,094
Bancolombia SA
3.00%, 01/29/25 (Call 12/29/24)	400	375,000
4.63%, 12/18/29 (Call 12/18/24)(d)(f)	400	373,080
4.88%, 10/18/27 (Call 10/18/22)(d)(f)	400	389,575
Canacol Energy Ltd., 5.75%, 11/24/28 (Call 11/24/24)(e)	200	181,412
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30 (Call 04/17/30)(a)	400	358,870
Ecopetrol SA
4.13%, 01/16/25	750	725,297
4.63%, 11/02/31 (Call 08/02/31)	750	626,625
5.38%, 06/26/26 (Call 03/26/26)(d)	750	738,891
5.88%, 09/18/23	1,000	1,010,500
5.88%, 05/28/45	1,150	908,500
5.88%, 11/02/51 (Call 05/02/51)	500	378,750
6.88%, 04/29/30 (Call 01/29/30)	1,250	1,232,812
7.38%, 09/18/43(d)	400	364,000
Franshion Brilliant Ltd., 6.00%, (Call 02/08/26)(a)(f)(g)	200	190,600
Gol Finance SA, 7.00%, 01/31/25 (Call 05/30/22)(a)	400	343,325
Guara Norte Sarl, 5.20%, 06/15/34(a)	576	509,228
JSM Global Sarl, 4.75%, 10/20/30(a)	200	169,560
JSW Steel Ltd.
3.95%, 04/05/27 (Call 10/05/26)(e)	400	355,000
5.05%, 04/05/32 (Call 10/05/31)(e)	200	172,500
Kenbourne Invest SA, 6.88%, 11/26/24 (Call 05/30/22)(a)	200	191,225

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® J.P. Morgan EM High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colombia (continued)
Mexico Remittances Funding Fiduciary Estate Management Sarl, 4.88%, 01/15/28(a)	$200	$166,520
Millicom International Cellular SA
4.50%, 04/27/31 (Call 04/27/26)(a)	600	517,125
6.25%, 03/25/29 (Call 03/25/24)(a)(d)	360	355,500
Minerva Luxembourg SA, 4.38%, 03/18/31(a)	800	663,140
NagaCorp Ltd., 7.95%, 07/06/24 (Call 07/06/22)(a)	200	180,725
Nexa Resources SA, 6.50%, 01/18/28 (Call 10/18/27)(a)	200	199,500
Rumo Luxembourg Sarl, 4.20%, 01/18/32(a)	200	166,025
Sierracol Energy Andina Co., 6.00%, 06/15/28 (Call 06/15/24)(a)	400	350,890
Termocandelaria Power Ltd., 7.88%, 01/30/29 (Call 01/30/23)(a)	340	329,864

		13,427,133

Egypt — 2.0%
Axis Bank., 4.10%, (Call 09/08/26)(a)(f)(g)	400	369,000
Azul Investments LLP, 7.25%, 06/15/26	400	341,450
Banco do Brasil SA/Cayman
4.63%, 01/15/25(a)	800	800,000
9.25%, 10/29/49(a)	800	816,650
Bangkok Bank PCL/Hong Kong
3.73%, 09/25/34 (Call 09/25/29)(a)(f)	800	723,800
5.00%,(a)	400	389,075
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27 (Call 02/09/24)(a)	395	358,995
Delhi International Airport Ltd., 6.13%, 10/31/26(a)	200	195,400
Greenko Investment Co., 4.88%, 08/16/23 (Call 05/31/22)(a)	400	394,825
Greenko Solar Mauritius Ltd.
5.55%, 01/29/25(a)	200	195,500
5.95%, 07/29/26 (Call 07/29/22)(a)	200	194,000
Itau Unibanco Holding SA/Cayman Island, 4.63%, (Call 02/27/25)(a)(f)(g)	400	345,500
Minsur SA, 4.50%, 10/28/31(a)	400	358,450
Oleoducto Central SA, 4.00%, 07/14/27 (Call 05/14/27)(a)	200	181,538
Pampa Energia SA, 7.50%, 01/24/27 (Call 05/30/22)(a)	400	370,150
Shriram Transport Finance Co. Ltd., 4.40%, 03/13/24(a)	400	379,000
Telefonica Celular del Paraguay SA, 5.88%, 04/15/27(a)	200	200,975
Total Play Telecomunicaciones SA de CV, 7.50%, 11/12/25 (Call 11/12/23)(a)	400	368,700
Vedanta Resources Finance II PLC, 13.88%, 01/21/24 (Call 12/21/22)(a)	600	625,987
YPF Sociedad Anonima
1.50%, 09/30/33(a)	300	177,450
2.50%, 06/30/29(a)	450	327,375
4.00%, 02/12/26(a)	500	446,250

		8,560,070

Ghana — 0.4%
Kosmos Energy Ltd., 7.13%, 04/04/26 (Call 05/31/22)(a)	400	390,575
Tullow Oil PLC
7.00%, 03/01/25 (Call 05/30/22)(a)(d)	600	484,500
10.25%, 05/15/26 (Call 05/15/23)(a)	1,000	985,000

		1,860,075

Guatemala — 0.2%
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, 5.25%, 04/27/29 (Call 04/27/26)(e)	600	567,000
CT Trust, 5.13%, 02/03/32 (Call 02/03/27)(e)	400	371,120

		938,120

Hong Kong — 2.6%
Adani Green Energy Ltd., 4.38%, 09/08/24(a)	400	380,000

Security	Par (000)	Value

Hong Kong (continued)
Bank of Communications Hong Kong Ltd., 3.73%, (Call 03/03/25)(a)(f)(g)	$250	$246,250
Bank of East Asia Ltd. (The)
5.63%, (Call 05/18/22)(a)(f)(g)	400	399,450
5.83%, (Call 10/21/25)(a)(f)(g)	250	249,375
CAS Capital No. 1 Ltd., 4.00%, (Call 07/12/26)(a)(f)(g)	400	373,400
Cathay Pacific MTN Financing HK Ltd., 4.88%, 08/17/26(a)	400	381,000
Celestial Dynasty Ltd., 4.25%, 06/27/29(a)	600	536,550
Celestial Miles Ltd., 5.75%, (Call 01/31/24)(a)(f)(g)	400	400,075
China Citic Bank, 3.25%, (Call 07/29/26)(a)(f)(g)	250	238,125
Emirates NBD Bank PJSC, 4.25%, (Call 02/27/27)(a)(f)(g)	400	378,000
EnfraGen Energia Sur SA, 5.38%, 12/30/30(a)	400	287,502
FWD Group Ltd.
0.00%, (Call 06/15/22)(a)(f)(g)(i)	400	393,200
5.75%, 07/09/24(a)	600	602,737
6.38%, (Call 09/13/24)(a)(f)(g)	400	393,700
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.13%, 07/31/26 (Call 07/31/22)(a)	400	398,920
International Bank of Azerbaijan OJSC, 3.50%, 09/01/24(a)	550	515,075
Li & Fung Ltd., 5.25%, (Call 11/03/22)(a)(g)	400	248,000
Nanyang Commercial Bank Ltd., 5.00%, (Call 06/02/22)(a)(f)(g)	800	801,000
New World China Land Ltd., 4.75%, 01/23/27(a)	400	386,825
NWD Finance BVI Ltd., 6.25%, (Call 03/07/24)(a)(g)	800	744,150
NWD MTN Ltd.
4.13%, 07/18/29(a)	600	532,612
4.50%, 05/19/30(a)	200	178,038
Petron Corp., 5.95%, (Call 04/19/26)(a)(f)(g)	400	384,950
Seaspan Corp., 5.50%, 08/01/29 (Call 08/01/24)(a)	400	356,000
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25(a)	550	460,041
SMC Global Power Holdings Corp., 5.70%, (Call 01/21/26)(a)(f)(g)	200	183,725
Wheelock MTN BVI Ltd., 2.38%, 01/25/26(a)	400	375,450

		10,824,150

India — 1.7%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24(a)	625	639,062
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, 12/10/24(a)	400	404,075
Delhi International Airport Ltd., 6.45%, 06/04/29(a)	400	356,000
Digicel International Finance Ltd./Digicel international Holdings Ltd., 8.75%, 05/25/24 (Call 05/16/22)(a)	400	390,500
Geopark Ltd., 5.50%, 01/17/27 (Call 01/17/24)(a)	200	180,538
Greenko Power II Ltd., 4.30%, 12/13/28 (Call 12/14/24)(a)	800	704,000
Greenko Wind Projects Mauritius Ltd., 5.50%, 04/06/25 (Call 04/06/24)(e)	400	390,396
HDFC Bank Ltd., 3.70%, (Call 08/25/26)(a)(f)(g)	600	549,000
JSW Hydro Energy Ltd., 4.13%, 05/18/31 (Call 05/18/26)(a)	386	335,820
JSW Steel Ltd., 5.95%, 04/18/24(a)	200	202,000
Melco Resorts Finance Ltd., 5.38%, 12/04/29 (Call 12/04/24)(a)	600	483,000
Network i2i Ltd.
3.98%,(a)	200	182,913
5.65%, (Call 01/15/25)(a)(f)(g)	600	592,050
Periama Holdings LLC/DE, 5.95%, 04/19/26(a)	400	393,000
Powerlong Real Estate Holdings Ltd., 6.25%, 08/10/24 (Call 08/10/22)(a)	200	83,000
ReNew Power Synthetic, 6.67%, 03/12/24 (Call 05/30/22)(a)	200	202,537
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28 (Call 10/14/23)(a)(d)	400	345,500

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® J.P. Morgan EM High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

India (continued)
Vedanta Resources Finance II PLC
8.95%, 03/11/25 (Call 09/11/24)(a)	$600	$571,500
9.25%, 04/23/26 (Call 04/23/23)(a)	400	332,000

		7,336,891

Indonesia — 0.8%
Adaro Indonesia PT, 4.25%, 10/31/24 (Call 10/31/22)(a)	500	493,531
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.38%, 06/29/28 (Call 03/29/28)(a)	200	164,500
Aragvi Finance International SR, 8.45%, 04/29/26 (Call 04/29/24)(a)	200	153,000
Bank Negara Indonesia Persero Tbk PT
3.75%, 03/30/26(a)	400	379,544
4.30%, (Call 03/24/27)(a)(f)(g)	400	367,920
Indika Energy Capital III Pte Ltd., 5.88%, 11/09/24 (Call 05/30/22)(a)	800	784,150
Medco Bell Pte Ltd., 6.38%, 01/30/27 (Call 01/30/24)(a)	400	374,000
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26 (Call 05/14/23)(a)	600	594,000

		3,310,645

Israel — 2.3%
Bank of East Asia Ltd. (The), 5.88%, (Call 09/19/24)(a)(f)(g)	250	250,516
Energean Israel Finance Ltd., 5.88%, 03/30/31 (Call 09/30/30)(a)(e)	400	358,000
Leviathan Bond Ltd., 5.75%, 06/30/23 (Call 03/30/23)(a)(e)	300	297,713
OCP SA, 3.75%, 06/23/31 (Call 03/23/31)(a)	400	337,960
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)	300	269,313
Riyad Tier 1 Sukuk Ltd., 4.00%,	400	389,500
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36(d)	500	472,437
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	845	816,840
3.15%, 10/01/26(d)	2,000	1,712,450
4.10%, 10/01/46	1,100	782,100
4.75%, 05/09/27 (Call 02/09/27)	500	457,500
5.13%, 05/09/29 (Call 02/09/29)	600	544,800
6.00%, 04/15/24 (Call 01/15/24)(d)	800	797,150
6.75%, 03/01/28 (Call 12/01/27)	800	803,650
7.13%, 01/31/25 (Call 10/31/24)	600	606,750
Turkiye Is Bankasi AS, 7.75%, 01/22/30 (Call 01/22/25)(a)(f)	400	394,460
Yancoal International Resources Development Co. Ltd., 3.50%, 11/04/23(a)	200	200,663

		9,491,802

Jamaica — 0.2%
Digicel Group Holdings Ltd., 10.00%, (2.00% PIK), 04/01/24 (Call 05/16/22)(h)	505	499,634
Digicel International Finance Ltd./Digicel international Holdings Ltd., 8.75%, 05/25/24 (Call 05/16/22)(a)(d)	400	391,450

		891,084

Jordan — 0.1%
SMC Global Power Holdings Corp., 7.00%, (Call 10/21/25)(a)(f)(g)	400	387,325

Kazakhstan — 0.1%
Energean Israel Finance Ltd., 5.38%, 03/30/28 (Call 09/30/27)(a)(e)	550	504,625

Kuwait — 0.4%
Burgan Bank SAK, 5.75%, (Call 07/09/24)(a)(f)(g)	400	382,200
China CITIC Bank International Ltd., 7.10%, (Call 11/06/23)(a)(f)(g)	400	417,000
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(a)	400	360,075
4.50%, 02/23/27(a)	200	176,600

Security	Par (000)	Value

Kuwait (continued)
Leviathan Bond Ltd., 6.50%, 06/30/27 (Call 12/30/26)(a)(e)	$300	$294,337

		1,630,212

Luxembourg — 0.1%
Altice Financing SA, 5.00%, 01/15/28 (Call 01/15/23)(a)	600	500,838

Macau — 1.0%
Champion Path Holdings Ltd.
4.50%, 01/27/26 (Call 01/27/24)(a)	200	153,000
4.85%, 01/27/28 (Call 01/27/25)(a)	400	285,700
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 05/30/22)(a)	200	178,678
5.25%, 04/26/26 (Call 05/30/22)(a)	500	435,625
5.63%, 07/17/27 (Call 07/17/22)(a)	400	341,500
5.75%, 07/21/28 (Call 07/21/23)(a)	600	500,250
MGM China Holdings Ltd.
5.38%, 05/15/24 (Call 05/09/22)(a)	800	745,000
5.88%, 05/15/26 (Call 05/15/22)(a)	200	178,225
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(a)	800	545,400
6.00%, 07/15/25 (Call 07/15/22)(a)	200	169,250
6.50%, 01/15/28 (Call 07/15/23)(a)	200	153,000
Wynn Macau Ltd., 5.13%, 12/15/29 (Call 12/15/24)(a)	600	474,000

		4,159,628

Malaysia — 0.1%
NWD Finance BVI Ltd., 4.80%, (Call 09/09/23)(a)(g)	400	326,825

Mexico — 7.1%
Alsea SAB de CV, 7.75%, 12/14/26 (Call 12/14/23)(a)(d)	400	401,700
Banco Mercantil del Norte SA/Grand Cayman
6.75%, (Call 09/27/24)(a)(d)(f)(g)	300	288,338
7.50%, (Call 06/27/29)(a)(f)(g)	200	191,335
BBVA Bancomer SA/Texas, 5.13%, 01/18/33 (Call 01/17/28)(a)(f)	600	555,000
Braskem Idesa SAPI, 7.45%, 11/15/29 (Call 11/15/24)(a)	600	565,500
Canpack SA/Canpack U.S. LLC, 3.88%, 11/15/29 (Call 11/15/24)(e)	400	346,825
Cemex SAB de CV
5.45%, 11/19/29 (Call 11/19/24)(a)(d)	600	574,830
7.38%, 06/05/27 (Call 06/05/23)(a)	600	629,370
Cemex SAB De CV, 5.13%, (Call 06/08/26)(a)(d)(f)(g)	500	453,892
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332, 4.38%, 07/22/31 (Call 04/22/31)(e)	400	322,575
Grupo Aeromexico SAB de CV, 8.50%, 03/17/27 (Call 03/17/24)(e)	500	503,750
Grupo Bimbo SAB de CV, 5.95%, (Call 04/17/23)(a)(d)(f)(g)	200	200,125
Petroleos Mexicanos
4.50%, 01/23/26(d)	600	560,700
5.35%, 02/12/28(d)	1,153	1,019,875
5.95%, 01/28/31 (Call 10/28/30)	2,203	1,848,736
6.35%, 02/12/48	950	661,722
6.38%, 01/23/45(d)	745	532,943
6.49%, 01/23/27 (Call 11/23/26)	898	859,566
6.50%, 03/13/27	2,279	2,177,106
6.50%, 01/23/29	700	640,500
6.50%, 06/02/41(d)	950	705,375
6.63%, 06/15/35(d)	1,650	1,338,150
6.75%, 09/21/47	3,300	2,383,194
6.84%, 01/23/30 (Call 10/23/29)	1,368	1,246,658
6.88%, 08/04/26(d)	1,450	1,444,200
6.95%, 01/28/60 (Call 07/28/59)	2,200	1,606,000
7.69%, 01/23/50 (Call 07/23/49)	4,675	3,648,837

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® J.P. Morgan EM High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
Petroleos Mexicanos Co., 6.70%, 02/16/32 (Call 11/16/31)	$4,159	$3,583,727
Total Play Telecomunicaciones SA de CV, 6.38%, 09/20/28 (Call 09/30/25)(e)	200	167,475
Unifin Financiera SAB de CV, 9.88%, 01/28/29 (Call 01/28/25)(a)(d)	400	232,500

		29,690,504

Morocco — 0.3%
MGM China Holdings Ltd., 5.25%, 06/18/25 (Call 06/18/22)(a)	200	179,350
OCP SA
4.50%, 10/22/25(a)	400	399,200
5.63%, 04/25/24(a)	300	306,563
6.88%, 04/25/44(a)	400	383,825

		1,268,938

Nigeria — 0.5%
Access Bank PLC
6.13%, 09/21/26(a)	200	186,850
9.13%, (Call 10/07/26)(a)(f)(g)	400	368,000
HTA Group Ltd./Mauritius, 7.00%, 12/18/25 (Call 06/18/22)(a)	600	588,862
IHS Netherlands Holdco BV, 8.00%, 09/18/27 (Call 09/18/22)(a)	400	400,075
Republic of Nigeria, 8.38%, 03/24/29(e)	800	742,000

		2,285,787

Oman — 0.3%
Bank Muscat SAOG, 4.75%, 03/17/26(a)	400	399,500
Oztel Holdings SPC Ltd.
5.63%, 10/24/23(a)	400	403,325
6.63%, 04/24/28(a)	500	517,281

		1,320,106

Pakistan — 0.1%
Pakistan Global Sukuk Programme Co Ltd/The, 7.95%, 01/31/29(e)	600	570,488

Panama — 0.3%
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 09/15/22)(a)(d)	800	774,000
Cable Onda SA, 4.50%, 01/30/30 (Call 01/30/25)(a)	400	372,430
Sable International Finance Ltd., 5.75%, 09/07/27 (Call 09/07/22)(a)	200	196,938

		1,343,368

Paraguay — 0.1%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(a)(i)	621	415,910

Peru — 1.2%
CA Magnum Holdings, 5.38%, 10/31/26 (Call 10/31/23)(a)	600	576,000
Cia de Minas Buenaventura SAA, 5.50%, 07/23/26 (Call 07/23/23)(e)	400	365,325
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.38%, 06/01/28(a)(d)	383	367,225
Inkia Energy Ltd., 5.88%, 11/09/27 (Call 11/09/22)(a)(d)	400	376,200
InRetail Consumer, 3.25%, 03/22/28 (Call 01/22/28)(a)	400	353,075
Nemak SAB de CV, 3.63%, 06/28/31 (Call 03/28/31)(a)	400	326,400
Peru LNG Srl, 5.38%, 03/22/30(a)	400	344,000
Petroleos del Peru SA
4.75%, 06/19/32(a)	600	485,250
5.63%, 06/19/47(a)	1,100	799,150
Wynn Macau Ltd., 5.50%, 01/15/26 (Call 06/15/22)(a)	600	519,000
XP Inc., 3.25%, 07/01/26 (Call 06/01/26)(a)	400	365,900
YPF SA, 8.75%, 04/04/24(a)	309	287,184

		5,164,709

Security	Par (000)	Value

Philippines — 0.4%
Globe Telecom Inc., 4.20%, (Call 08/02/26)(a)(f)(g)	$400	$384,000
Petron Corp., 4.60%, (Call 07/19/23)(a)(f)(g)	200	191,975
San Miguel Crop., 5.50%, (Call 07/29/25)(a)(f)(g)	200	194,000
SMC Global Power Holdings Corp., 6.50%, (Call 04/25/24)(a)(f)(g)	800	776,150

		1,546,125

Qatar — 0.4%
AI Candelaria Spain SLU, 5.75%, 06/15/33 (Call 06/15/28)(a)	400	334,000
Braskem Idesa SAPI, 6.99%, 02/20/32 (Call 02/20/27)(a)	700	623,000
Liquid Telecommunications Financing Plc, 5.50%, 09/04/26 (Call 03/04/23)(a)	400	383,000
SMC Global Power Holdings Corp., 5.45%, (Call 12/09/26)(a)(f)(g)	400	352,000

		1,692,000

Russia — 0.0%
Alfa Bank AO Via Alfa Bond Issuance PLC, 5.95%, 04/15/30 (Call 04/15/25)(a)(f)	400	20,000

Saudi Arabia — 0.4%
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(a)	600	565,238
Dar Al-Arkan Sukuk Co. Ltd., 6.75%, 02/15/25(a)	400	403,575
Henderson Land MTN Ltd., 2.38%, 05/27/25(a)	400	376,450
Yapi ve Kredi Bankasi AS, 7.88%, 01/22/31 (Call 01/22/26)(a)(f)	200	193,600

		1,538,863

Singapore — 0.2%
Endeavour Mining PLC, 5.00%, 10/14/26 (Call 10/14/23)(e)	200	181,000
GLP Pte Ltd., 4.50%, (Call 05/17/26)(a)(f)(g)	400	354,950
Singapore Airlines Ltd., 3.00%, 07/20/26 (Call 06/20/26)(a)	400	381,308

		917,258

South Africa — 2.4%
Absa Group Ltd., 6.38%, (Call 05/27/26)(a)(f)(g)	200	190,000
AES Andes SA., 7.13%, 03/26/79 (Call 04/07/24)(a)(f)	400	387,075
Arcor SAIC, 6.00%, 07/06/23(a)	300	299,250
Banco de Bogota SA, 6.25%, 05/12/26(a)	600	596,175
Bidvest Group UK PLC (The), 3.63%, 09/23/26 (Call 09/23/23)(e)	400	366,000
Braskem Netherlands Finance BV, 8.50%, 01/23/81 (Call 10/24/25)(a)(f)	400	411,460
Embraer Netherlands Finance BV, 6.95%, 01/17/28 (Call 10/17/27)(a)	400	400,620
Eskom Holdings SOC Ltd.
6.35%, 08/10/28(a)	600	590,625
6.75%, 08/06/23(a)	617	598,885
7.13%, 02/11/25(a)	660	628,155
FirstRand Bank Ltd., 6.25%, 04/23/28 (Call 04/23/23)(a)(f)	200	200,475
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/29 (Call 02/15/29)(a)	200	209,350
Greenko Dutch BV, 3.85%, 03/29/26 (Call 03/29/23)(a)	582	529,620
InterCement Financial Operations BV, 5.75%, 07/17/24 (Call 05/30/22)(a)	400	344,075
Mong Duong Finance Holdings BV, 5.13%, 05/07/29 (Call 05/07/23)(a)	250	223,125
MTN Mauritius Investments Ltd.
4.76%, 11/11/24(a)	600	593,737
6.50%, 10/13/26(a)	200	206,413
NWD Finance BVI Ltd., 5.25%, (Call 03/22/26)(a)(f)(g)	600	593,175
Sasol Financing USA LLC
4.38%, 09/18/26 (Call 08/18/26)	400	372,000
5.50%, 03/18/31 (Call 03/18/30)	400	358,000
5.88%, 03/27/24 (Call 02/27/24)	800	794,000

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® J.P. Morgan EM High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Africa (continued)
6.50%, 09/27/28 (Call 06/27/28)	$600	$589,500
Stillwater Mining Co.
4.00%, 11/16/26 (Call 11/16/23)(a)	400	365,000
4.50%, 11/16/29 (Call 11/16/25)(a)	400	353,000

		10,199,715

South Korea — 0.3%
PCPD Capital Ltd., 5.13%, 06/18/26 (Call 06/18/24)(a)	400	388,000
SK Innovation Co. Ltd., 4.13%, 07/13/23(a)	400	401,264
Woori Bank
4.25%, (Call 10/04/24)(a)(f)(g)	400	391,700
5.25%, (Call 05/16/22)(a)(f)(g)	200	199,538

		1,380,502

Supranational — 0.2%
Eastern & Southern African Trade & Development Bank (The)
4.13%, 06/30/28(a)	400	369,697
4.88%, 05/23/24(a)	400	398,554

		768,251

Switzerland — 0.1%
Oriflame Investment Holding PLC, 5.13%, 05/04/26 (Call 05/15/23)(a)	400	291,000

Taiwan — 0.4%
Banco Mercantil del Norte SA/Grand Cayman, 5.88%, (Call 01/24/27)(a)(f)(g)	400	354,950
Commercial Bank PSQC (The), 4.50%, (Call 03/03/26)(a)(f)(g)	600	570,000
Rumo Luxembourg Sarl, 5.25%, 01/10/28 (Call 01/10/24)(a)	400	390,950
Turk Telekomunikasyon AS, 6.88%, 02/28/25(a)	400	389,200

		1,705,100

Thailand — 0.2%
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31 (Call 10/02/26)(a)(f)	600	553,425
Krung Thai Bank PCL/Cayman Islands, 4.40%, (Call 03/25/26)(a)(f)(g)	400	367,500

		920,925

Togo — 0.1%
Ecobank Transnational Inc., 9.50%, 04/18/24(a)	200	206,050

Turkey — 3.3%
Akbank TAS
5.13%, 03/31/25(a)	200	187,000
6.80%, 02/06/26(a)	400	383,000
6.80%, 06/22/31 (Call 06/22/26)(a)(f)	400	367,000
Aydem Yenilenebilir Enerji AS, 7.75%, 02/02/27 (Call 02/02/24)(e)	400	327,874
Banco do Brasil SA/Cayman, 4.75%, 03/20/24(a)	400	403,700
Banco Mercantil del Norte SA/Grand Cayman
7.63%,(a)	400	393,750
8.38%, (Call 10/14/30)(a)(f)(g)	200	205,275
BBVA Bancomer SA/Texas, 5.88%, 09/13/34 (Call 09/13/29)(a)(f)	350	334,457
BRF SA, 5.75%, 09/21/50 (Call 03/21/50)(a)	400	316,200
Cemex SAB de CV
3.88%, 07/11/31 (Call 07/11/26)(a)	800	680,000
5.20%, 09/17/30 (Call 09/17/25)(a)	600	565,500
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24 (Call 12/05/23)(a)	600	645,444
Centrais Eletricas Brasileiras SA, 4.63%, 02/04/30(a)	400	364,575
Cosan SA, 5.50%, 09/20/29 (Call 09/20/24)(a)	600	582,113
First Quantum Minerals Ltd., 6.88%, 10/15/27 (Call 10/15/23)(a)	1,000	995,812

Security	Par (000)	Value

Turkey (continued)
KOC Holding AS, 6.50%, 03/11/25 (Call 12/11/24)(a)	$400	$398,825
Mersin Uluslararasi Liman Isletmeciligi AS, 5.38%, 11/15/24 (Call 11/15/22)(a)	400	389,950
National Bank of Oman SAOG, 5.63%, 09/25/23(a)	200	201,350
QNB Finansbank AS, 6.88%, 09/07/24(a)	400	409,825
SEPLAT Energy PLC, 7.75%, 04/01/26 (Call 04/01/23)(a)	400	380,160
Simpar Europe SA, 5.20%, 01/26/31(a)	400	330,700
Singapore Airlines Ltd., 3.38%, 01/19/29 (Call 11/19/28)(a)	400	367,844
Sunac China Holdings Ltd., 6.50%, 01/26/26 (Call 01/26/24)(a)	400	88,000
Turk Telekomunikasyon AS, 4.88%, 06/19/24(a)	200	189,000
Turkcell Iletisim Hizmetleri AS
5.75%, 10/15/25(a)	200	189,257
5.80%, 04/11/28 (Call 01/11/28)(a)	400	357,800
Turkiye Garanti Bankasi AS, 6.13%, 05/24/27(a)(f)	400	381,072
Turkiye Is Bankasi AS
6.13%, 04/25/24(a)	800	786,650
7.00%, 06/29/28 (Call 06/29/23)(a)(f)	200	195,600
Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24 (Call 07/20/24)(a)	400	378,950
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26 (Call 12/14/25)(a)	300	291,619
Turkiye Vakiflar Bankasi TAO, 8.13%, 03/28/24(a)	400	404,325
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(a)	400	341,700
Yapi ve Kredi Bankasi AS
5.85%, 06/21/24(a)	300	292,650
8.25%, 10/15/24(a)	400	408,450
13.88%, (Call 01/15/24)(a)(f)(g)	400	427,700

		13,963,127

Ukraine — 0.1%
DTEK Finance PLC, 7.50%, (5.00% PIK), 12/31/27 (Call 05/30/22)(a)(h)	1,007	221,438
Metinvest BV
7.75%, 10/17/29(a)	200	106,000
8.50%, 04/23/26 (Call 01/23/26)(a)	400	214,000

		541,438

United Arab Emirates — 1.5%
ADIB Capital Invest 2 Ltd., 7.13%, (Call 09/20/23)(a)(f)(g)	400	412,825
DIB Tier 1 Sukuk 3 Ltd., 6.25%, (Call 01/22/25)(a)(f)(g)	400	414,000
DP World Salaam, 6.00%, (Call 10/01/25)(a)(f)(g)	1,000	1,012,187
Emaar Sukuk Ltd.
3.64%, 09/15/26(a)	400	393,575
3.70%, 07/06/31(a)	200	193,225
3.88%, 09/17/29(a)	400	392,825
EMG Sukuk Ltd., 4.56%, 06/18/24(a)	600	604,800
Emirates NBD Bank PJSC, 6.13%, (Call 03/20/25)(a)(f)(g)	600	602,250
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)(a)(e)	300	291,000
4.88%, 03/30/26 (Call 12/30/25)(a)(e)	300	276,900
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24 (Call 04/15/24)(a)	400	402,325
Grupo de Inversiones Suramericana SA, 5.50%, 04/29/26(a)	400	396,000
OCP SA, 5.13%, 06/23/51 (Call 12/23/50)(a)	400	308,670
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(e)	400	372,000
SMC Global Power Holdings Corp., 5.95%, (Call 05/05/25)(a)(f)(g)	200	187,913

		6,260,495

Zambia — 0.6%
First Quantum Minerals Ltd. 6.50%, 03/01/24 (Call 05/09/22)(a)	400	401,000

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® J.P. Morgan EM High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Zambia (continued)
6.88%, 03/01/26 (Call 05/09/22)(a)	$600	$597,862
7.50%, 04/01/25 (Call 05/09/22)(a)	800	808,000
Grupo Aval Ltd., 4.38%, 02/04/30 (Call 11/04/29)(a)	600	507,555

		2,314,417

Total Corporate Bonds & Notes — 50.4% (Cost: $235,919,451)		212,082,779

Foreign Government Obligations(j)

Angola — 1.1%
Angolan Government International Bond
8.00%, 11/26/29(a)	1,000	932,500
8.25%, 05/09/28(a)	1,200	1,152,000
8.75%, 04/14/32(e)	900	848,250
9.13%, 11/26/49(a)	800	706,400
9.38%, 05/08/48(a)	1,000	900,000

		4,539,150

Argentina — 2.8%
Argentine Republic Government International Bond
0.50%, 07/09/30 (Call 05/30/22)(k)	9,430	2,961,154
1.00%, 07/09/29 (Call 05/31/22)(d)	1,528	487,422
1.13%, 07/09/35 (Call 05/30/22)(k)	12,038	3,412,854
1.13%, 07/09/46 (Call 05/30/22)(k)	1,190	342,720
2.00%, 01/09/38 (Call 05/30/22)(k)	6,664	2,382,176
2.50%, 07/09/41 (Call 05/30/22)(d)(k)	6,178	2,060,442

		11,646,768

Azerbaijan — 0.3%
Republic of Azerbaijan International Bond
3.50%, 09/01/32(a)	650	571,513
4.75%, 03/18/24(a)	600	598,612

		1,170,125

Bahrain — 2.1%
Bahrain Government International Bond
5.25%, 01/25/33(a)	600	527,738
5.45%, 09/16/32(a)	600	537,675
5.63%, 09/30/31(a)	600	552,113
5.63%, 05/18/34(a)	800	718,150
6.00%, 09/19/44(a)	600	496,238
6.75%, 09/20/29(a)	800	807,650
7.00%, 10/12/28(a)	900	944,606
7.38%, 05/14/30(a)	600	624,112
CBB International Sukuk Co. 5 SPC, 5.62%, 02/12/24(a)	800	811,400
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(a)	600	647,175
CBB International Sukuk Programme Co. WLL
3.88%, 05/18/29(d)(e)	600	559,237
3.95%, 09/16/27(a)	500	481,656
4.50%, 03/30/27(a)	400	396,825
6.25%, 11/14/24(a)	600	622,237

		8,726,812

Bolivia — 0.1%
Bolivian Government International Bond, 4.50%, 03/20/28(a)	600	507,300

Brazil — 4.5%
Brazilian Government International Bond
2.88%, 06/06/25(d)	1,000	956,500
3.75%, 09/12/31(d)	900	776,250
3.88%, 06/12/30(d)	1,900	1,673,544
4.25%, 01/07/25	2,548	2,575,550
4.50%, 05/30/29 (Call 02/28/29)(d)	1,200	1,131,600

Security	Par (000)	Value

Brazil (continued)
4.63%, 01/13/28 (Call 10/13/27)(d)	$1,800	$1,755,338
4.75%, 01/14/50 (Call 07/14/49)	2,250	1,710,422
5.00%, 01/27/45(d)	1,926	1,551,995
5.63%, 01/07/41	1,300	1,157,650
5.63%, 02/21/47	1,700	1,459,663
6.00%, 04/07/26	1,214	1,281,756
7.13%, 01/20/37	960	1,036,380
8.25%, 01/20/34	900	1,045,856
8.88%, 04/15/24	650	725,684

		18,838,188

Burkina Faso — 0.2%
Bahrain Government International Bond, 6.13%, 08/01/23(a)	800	817,900

Chile — 0.1%
Egypt Government International Bond, 8.70%, 03/01/49(a)	800	582,000

Colombia — 3.7%
Colombia Government International Bond
3.00%, 01/30/30 (Call 10/30/29)	900	719,888
3.13%, 04/15/31 (Call 01/15/31)	1,400	1,095,325
3.25%, 04/22/32 (Call 01/22/32)	1,200	925,200
3.88%, 04/25/27 (Call 01/25/27)	1,400	1,279,075
3.88%, 02/15/61 (Call 08/15/60)	800	511,400
4.00%, 02/26/24 (Call 11/26/23)(d)	1,200	1,181,475
4.13%, 02/22/42 (Call 08/22/41)	600	418,200
4.13%, 05/15/51 (Call 11/15/50)	800	538,400
4.50%, 01/28/26 (Call 10/28/25)	800	768,650
4.50%, 03/15/29 (Call 12/15/28)	1,200	1,091,850
5.00%, 06/15/45 (Call 12/15/44)	2,600	1,942,362
5.20%, 05/15/49 (Call 11/15/48)	1,650	1,251,731
5.63%, 02/26/44 (Call 08/26/43)(d)	1,600	1,300,300
6.13%, 01/18/41	1,450	1,288,053
7.38%, 09/18/37	1,000	1,036,750
8.13%, 05/21/24	375	396,750

		15,745,409

Costa Rica — 0.2%
Costa Rica Government International Bond
6.13%, 02/19/31(a)(d)	400	395,575
7.16%, 03/12/45(a)	600	578,925

		974,500

Dominican Republic — 2.6%
Dominican Republic International Bond
4.50%, 01/30/30(a)	1,150	988,137
5.50%, 02/22/29 (Call 12/22/28)(e)	1,000	931,438
5.88%, 01/30/60(a)	1,850	1,402,878
5.95%, 01/25/27(a)	1,050	1,053,806
6.00%, 07/19/28(a)	800	788,150
6.00%, 02/22/33 (Call 11/22/32)(e)	1,000	905,188
6.40%, 06/05/49(a)	900	759,825
6.50%, 02/15/48(a)(d)	600	516,113
6.85%, 01/27/45(a)	1,190	1,067,132
6.88%, 01/29/26(a)	900	947,250
7.45%, 04/30/44(a)	950	918,709
Sri Lanka Government International Bond
7.55%, 03/28/30(a)(b)(c)	1,000	422,610
7.85%, 03/14/29(a)(b)(c)	900	380,349

		11,081,585

Ecuador — 1.5%
Ecuador Government International Bond
0.00%, 07/31/30(a)(i)	600	326,737

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® J.P. Morgan EM High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ecuador (continued)
0.50%, 07/31/40(a)(k)	$2,000	$1,082,250
1.00%, 07/31/35(a)(k)	4,850	3,030,644
5.00%, 07/31/30(a)(k)	2,275	1,841,044

		6,280,675

Egypt — 3.7%
Costa Rica Government International Bond, 7.00%, 04/04/44(a)	862	817,984
Dominican Republic International Bond
4.88%, 09/23/32(a)	1,800	1,511,212
5.30%, 01/21/41(a)	850	670,862
5.50%, 01/27/25(a)	725	744,031
Egypt Government International Bond
5.75%, 05/29/24(a)	800	746,000
5.80%, 09/30/27(e)	600	490,500
5.88%, 06/11/25(a)	800	722,000
5.88%, 02/16/31(a)	800	585,000
6.59%, 02/21/28(a)	814	677,655
7.05%, 01/15/32(a)	600	462,000
7.30%, 09/30/33(a)	800	599,000
7.50%, 01/31/27(a)	1,200	1,068,000
7.50%, 02/16/61(a)	800	534,000
7.60%, 03/01/29(a)	1,200	1,020,000
7.63%, 05/29/32(a)	1,000	778,750
7.90%, 02/21/48(a)	800	546,000
8.50%, 01/31/47(a)	1,500	1,083,750
8.88%, 05/29/50(a)	1,200	880,500
Paraguay Government International Bond
4.95%, 04/28/31 (Call 01/28/31)(a)	600	588,488
5.40%, 03/30/50 (Call 09/30/49)(a)	600	529,988
Sri Lanka Government International Bond
6.75%, 04/18/28(a)(b)(c)	700	297,577
6.83%, 07/18/26(a)(b)(c)	600	258,488

		15,611,785

El Salvador — 0.1%
El Salvador Government International Bond, 7.12%, 01/20/50 (Call 07/20/49)(a)	700	259,000

Ethiopia — 0.1%
Ethiopia International Bond, 6.63%, 12/11/24(a)	600	412,613

Ghana — 0.9%
Ghana Government International Bond
6.38%, 02/11/27(a)	800	536,000
7.63%, 05/16/29(a)	500	312,500
7.75%, 04/07/29(a)	600	375,487
7.88%, 02/11/35(a)	600	347,738
8.13%, 01/18/26(a)	670	510,163
8.13%, 03/26/32(a)	700	428,750
8.63%, 06/16/49(a)	600	343,050
8.95%, 03/26/51(a)	700	399,131
10.75%, 10/14/30(a)	400	394,000

		3,646,819

Guatemala — 0.2%
Guatemala Government Bond, 6.13%, 06/01/50(Call 12/01/49)(a)	900	861,638

India — 0.2%
Bahrain Government International Bond, 7.00%, 01/26/26(a)	600	638,363

Iraq — 0.3%
Iraq International Bond, 5.80%, 01/15/28(Call 06/13/22)(a)	1,125	1,078,453

Security	Par (000)	Value

Israel — 0.1%
Gabon Government International Bond, 6.63%, 02/06/31(a)	$600	$538,988

Ivory Coast — 0.2%
Ivory Coast Government International Bond, 6.13%, 06/15/33(a)	800	730,150

Jamaica — 0.7%
Jamaica Government International Bond
6.75%, 04/28/28	800	862,900
7.88%, 07/28/45	1,100	1,347,706
8.00%, 03/15/39	700	868,131

		3,078,737

Jordan — 0.5%
Jordan Government International Bond
5.75%, 01/31/27(a)	600	564,675
5.85%, 07/07/30(a)	700	613,944
6.13%, 01/29/26(a)	600	579,862
7.38%, 10/10/47(a)	600	517,238

		2,275,719

Kenya — 0.7%
Republic of Kenya Government International Bond
6.30%, 01/23/34(a)	600	450,000
6.88%, 06/24/24(a)	1,200	1,152,000
7.25%, 02/28/28(a)	600	523,500
8.00%, 05/22/32(a)	600	513,000
8.25%, 02/28/48(a)	600	459,000

		3,097,500

Lebanon — 0.1%
Lebanon Government International Bond
6.00%, 01/27/23(a)(b)(c)	500	59,000
6.10%, 10/04/22(a)(b)(c)	900	107,044
6.60%, 11/27/26(a)(b)(c)	1,000	112,375
6.65%, 02/26/30(a)(b)(c)	840	98,857
6.75%, 11/29/27(a)(b)(c)	700	78,662
6.85%, 03/23/27(a)(b)(c)	750	84,516
7.00%, 03/23/32(a)(b)(c)	500	56,344

		596,798

Morocco — 0.3%
Morocco Government International Bond
3.00%, 12/15/32(a)	800	632,000
4.00%, 12/15/50(a)	600	414,000

		1,046,000

Nigeria — 1.5%
Nigeria Government International Bond
6.13%, 09/28/28(e)	800	684,400
6.50%, 11/28/27(a)	1,000	885,000
7.14%, 02/23/30(a)	714	606,007
7.38%, 09/28/33(a)	800	634,400
7.63%, 11/21/25(a)	700	693,000
7.63%, 11/28/47(a)	800	566,000
7.70%, 02/23/38(a)	800	600,000
7.88%, 02/16/32(a)	800	670,000
8.25%, 09/28/51(e)	800	600,000
8.75%, 01/21/31(a)	400	362,500

		6,301,307

Oman — 3.5%
Oman Government International Bond
4.75%, 06/15/26(a)	1,500	1,470,000
4.88%, 02/01/25(a)	400	402,000

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® J.P. Morgan EM High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oman (continued)
5.38%, 03/08/27(a)	$1,200	$1,203,000
5.63%, 01/17/28(a)	1,600	1,600,000
6.00%, 08/01/29(a)	1,200	1,212,000
6.25%, 01/25/31(a)	1,000	1,015,000
6.50%, 03/08/47(a)	1,000	912,500
6.75%, 10/28/27(a)	1,000	1,056,250
6.75%, 01/17/48(a)	1,600	1,492,000
7.00%, 01/25/51(a)	600	576,000
7.38%, 10/28/32(a)	800	877,000
Oman Sovereign Sukuk Co.
4.40%, 06/01/24(a)	1,200	1,200,000
4.88%, 06/15/30(a)	1,000	1,020,000
5.93%, 10/31/25(a)	800	842,000

		14,877,750

Pakistan — 0.3%
Pakistan Government International Bond
6.88%, 12/05/27(a)	750	611,859
8.25%, 04/15/24(a)	677	604,350

		1,216,209

Paraguay — 0.1%
Paraguay Government International Bond, 6.10%, 08/11/44(a)	600	588,488

Senegal — 0.3%
Senegal Government International Bond
6.25%, 05/23/33(a)	700	623,000
6.75%, 03/13/48(a)	600	474,862

		1,097,862

Serbia — 0.1%
Serbia International Bond, 2.13%, 12/01/30(a)	735	547,483

South Africa — 3.0%
El Salvador Government International Bond
7.65%, 06/15/35(a)	550	209,447
9.50%, 07/15/52 (Call 01/15/52)(a)	550	220,000
Pakistan Government International Bond
6.00%, 04/08/26(a)	800	652,088
7.38%, 04/08/31(a)	800	612,088
Republic of South Africa Government International Bond
4.30%, 10/12/28(d)	1,200	1,093,350
4.67%, 01/17/24	900	904,669
4.85%, 09/27/27	600	573,113
4.85%, 09/30/29	1,100	1,011,862
4.88%, 04/14/26	604	595,619
5.00%, 10/12/46	600	450,863
5.38%, 07/24/44	500	398,688
5.65%, 09/27/47	1,000	788,312
5.75%, 09/30/49	1,900	1,501,356
5.88%, 09/16/25	1,186	1,223,285
5.88%, 06/22/30	800	781,650
5.88%, 04/20/32	800	760,000
7.30%, 04/20/52	900	839,250

		12,615,640

Sri Lanka — 0.2%
Sri Lanka Government International Bond
6.20%, 05/11/27(a)(b)(c)	900	382,599
6.85%, 03/14/24(a)(b)(c)	400	171,044
6.85%, 11/03/25(a)(b)(c)	900	391,599

		945,242

Security	Par (000)	Value

Trinidad And Tobago — 0.1%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(a)	$600	$591,488

Tunisia — 0.1%
Tunisian Republic, 5.75%, 01/30/25(a)	600	408,000

Turkey — 9.2%
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 09/26/23(a)	600	623,175
Ghana Government International Bond, 8.63%, 04/07/34(a)	600	360,863
Hazine Mustesarligi Varlik Kiralama AS
4.49%, 11/25/24(a)	600	575,363
5.13%, 06/22/26(a)	1,600	1,499,800
7.25%, 02/24/27(e)	1,700	1,698,725
Republic of Turkey, 8.60%, 09/24/27	1,200	1,209,000
Turkey Government International Bond
4.25%, 03/13/25	1,200	1,101,600
4.25%, 04/14/26	700	615,038
4.75%, 01/26/26	1,000	896,250
4.88%, 10/09/26	1,710	1,504,052
4.88%, 04/16/43	1,779	1,203,382
5.13%, 02/17/28	1,200	1,025,100
5.25%, 03/13/30	1,200	978,975
5.60%, 11/14/24	1,500	1,434,187
5.75%, 03/22/24	1,450	1,414,928
5.75%, 05/11/47	2,226	1,582,964
5.88%, 06/26/31	1,100	909,081
5.95%, 01/15/31	1,200	1,004,475
6.00%, 03/25/27	1,921	1,740,666
6.00%, 01/14/41	1,703	1,272,247
6.13%, 10/24/28	1,500	1,333,406
6.35%, 08/10/24	1,250	1,220,156
6.38%, 10/14/25	1,400	1,338,575
6.50%, 09/20/33(d)	900	760,669
6.63%, 02/17/45	1,800	1,424,587
6.75%, 05/30/40	1,050	870,713
6.88%, 03/17/36(d)	1,561	1,336,411
7.25%, 12/23/23	1,200	1,217,100
7.25%, 03/05/38	650	573,950
7.38%, 02/05/25	1,970	1,956,826
7.63%, 04/26/29	1,800	1,715,400
8.00%, 02/14/34(d)	913	886,637
11.88%, 01/15/30	900	1,065,263
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(a)	400	356,000

		38,705,564

Ukraine — 0.7%
Ukraine Government International Bond
6.88%, 05/21/29(a)	1,000	307,500
7.25%, 03/15/33(a)	1,500	465,000
7.38%, 09/25/32(a)	1,700	527,000
7.75%, 09/01/23(a)	875	345,625
7.75%, 09/01/24(a)	600	202,500
7.75%, 09/01/25(a)	836	272,379
7.75%, 09/01/26(a)	950	311,125
7.75%, 09/01/27(a)	850	278,375
9.75%, 11/01/28(a)	800	262,000

		2,971,504

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® J.P. Morgan EM High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

United Arab Emirates — 0.3%
Emirate of Dubai Government International Bonds
3.90%, 09/09/50(a)	$800	$630,900
5.25%, 01/30/43(a)	600	582,862

		1,213,762

Vietnam — 0.2%
Vietnam Government International Bond, 4.80%, 11/19/24(a)	600	613,800

Zambia — 0.2%
Zambia Government International Bond
8.50%, 04/14/24(a)(b)(c)	600	450,000
8.97%, 07/30/27(a)(b)(c)	600	443,925

		893,925

Total Foreign Government Obligations — 47.1% (Cost: $244,995,171)		198,370,999

Short-Term Investments

Money Market Funds — 8.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(l)(m)(n)	32,022	32,022,029
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(l)(m)	5,369	5,369,000

		37,391,029

Total Short-Term Investments — 8.9% (Cost: $37,384,927)		37,391,029

Total Investments in Securities — 106.4% (Cost: $518,299,549)		447,844,807

Other Assets, Less Liabilities — (6.4)%		(26,848,750)

Net Assets — 100.0%		$420,996,057

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Issuer filed for bankruptcy and/or is in default.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(g)	Perpetual security with no stated maturity date.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Zero-coupon bond.
(j)	U.S. dollar denominated security issued by foreign domiciled entity.
(k)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$33,402,228	$—		$(1,365,914	)(a)	$(20,386)	$6,101	$32,022,029	32,022	$82,061	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,999,000	2,370,000	(a)	—		—	—	5,369,000	5,369	1,426		—

						$(20,386)	$6,101	$37,391,029		$83,487		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® J.P. Morgan EM High Yield Bond ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$212,082,779	$—	$212,082,779
Foreign Government Obligations	—	198,370,999	—	198,370,999
Money Market Funds	37,391,029	—	—	37,391,029

	$37,391,029	$410,453,778	$—	$447,844,807

See notes to financial statements.

40	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2022	iShares® J.P. Morgan EM Local Currency Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Government Obligations

Brazil — 4.5%
Brazil Letras do Tesouro Nacional
0.00%, 07/01/23(a)	BRL	23,246	$4,074,600
0.00%, 01/01/24(a)	BRL	31,032	5,144,822
0.00%, 07/01/24(a)	BRL	10,263	1,612,747
0.00%, 07/01/25(a)	BRL	4,000	563,203
Brazil Notas do Tesouro Nacional
Series F, 10.00%, 01/01/23	BRL	14,557	2,889,032
Series F, 10.00%, 01/01/25	BRL	11,399	2,193,475
Series F, 10.00%, 01/01/29	BRL	8,263	1,514,064
Series F, 10.00%, 01/01/31	BRL	4,000	717,034
Brazil Notas do Tesouro Nacional Serie F, Series F 10.00%, 01/01/27	BRL	12,728	2,392,861
Brazilian Government International Bond
8.50%, 01/05/24	BRL	500	95,148
10.25%, 01/10/28	BRL	1,420	270,309

			21,467,295

Chile — 4.4%
Bonos de la Tesoreria de la Republica en pesos
2.30%, 10/01/28(b)(c)	CLP	800,000	724,279
2.50%, 03/01/25	CLP	4,370,000	4,538,489
4.00%, 03/01/23(b)(c)	CLP	1,310,000	1,487,849
4.50%, 03/01/26	CLP	3,025,000	3,265,014
4.70%, 09/01/30(b)(c)	CLP	2,955,000	3,040,441
5.00%, 10/01/28(b)(c)	CLP	1,290,000	1,377,807
5.00%, 03/01/35	CLP	3,620,000	3,693,053
6.00%, 01/01/43	CLP	2,630,000	2,913,636

			21,040,568

China — 14.3%
China Government Bond
1.99%, 04/09/25	CNY	18,500	2,769,187
2.36%, 07/02/23	CNY	14,540	2,210,849
2.37%, 01/20/27	CNY	13,350	2,004,447
2.47%, 09/02/24	CNY	16,210	2,465,654
2.68%, 05/21/30	CNY	20,750	3,098,705
2.69%, 08/12/26	CNY	19,510	2,970,396
2.75%, 02/17/32	CNY	9,340	1,406,849
2.84%, 04/08/24	CNY	17,460	2,677,206
2.85%, 06/04/27	CNY	18,230	2,787,107
2.88%, 11/05/23	CNY	16,790	2,572,752
2.89%, 11/18/31	CNY	11,930	1,814,665
2.91%, 10/14/28	CNY	13,220	2,015,258
2.94%, 10/17/24	CNY	11,830	1,820,354
3.01%, 05/13/28	CNY	16,130	2,476,930
3.02%, 10/22/25	CNY	17,850	2,754,166
3.02%, 05/27/31	CNY	18,280	2,799,191
3.03%, 03/11/26	CNY	16,710	2,578,810
3.12%, 12/05/26	CNY	12,920	2,002,881
3.13%, 11/21/29	CNY	12,860	1,988,991
3.19%, 04/11/24	CNY	14,070	2,172,505
3.22%, 12/06/25	CNY	11,340	1,762,882
3.25%, 06/06/26	CNY	15,360	2,392,295
3.25%, 11/22/28	CNY	12,350	1,926,029
3.27%, 11/19/30	CNY	18,100	2,833,166
3.28%, 12/03/27	CNY	16,620	2,598,536
3.29%, 10/18/23	CNY	11,160	1,720,963
3.29%, 05/23/29	CNY	15,310	2,397,681
3.53%, 10/18/51	CNY	9,010	1,408,493
3.72%, 04/12/51	CNY	9,060	1,455,776

Security		Par (000)	Value

China (continued)
3.81%, 09/14/50	CNY	14,850	$2,419,143

			68,301,867

Colombia — 4.2%
Colombia Government International Bond, 9.85%, 06/28/27	COP	745,000	188,402
Colombian TES
Series B, 5.75%, 11/03/27	COP	7,657,800	1,595,843
Series B, 6.00%, 04/28/28	COP	10,355,200	2,150,588
Series B, 6.25%, 11/26/25	COP	8,324,800	1,895,406
Series B, 6.25%, 07/09/36	COP	5,060,000	890,019
Series B, 7.00%, 06/30/32	COP	10,747,300	2,164,992
Series B, 7.25%, 10/18/34	COP	9,710,100	1,924,295
Series B, 7.25%, 10/26/50	COP	6,523,200	1,155,231
Series B, 7.50%, 08/26/26	COP	10,261,700	2,390,732
Series B, 7.75%, 09/18/30	COP	8,757,000	1,917,624
Series B, 10.00%, 07/24/24	COP	9,666,100	2,493,136
Titulos De Tesoreria Bonds, Series B 7.00%, 03/26/31	COP	6,442,800	1,325,177

			20,091,445

Czech Republic — 4.3%
Czech Republic Government Bond
0.00%, 12/12/24(a)	CZK	12,770	479,681
0.05%, 11/29/29	CZK	19,930	619,328
0.25%, 02/10/27	CZK	43,280	1,513,802
0.45%, 10/25/23(c)	CZK	34,840	1,388,394
0.95%, 05/15/30(c)	CZK	44,610	1,480,234
1.00%, 06/26/26(c)	CZK	47,350	1,743,155
1.20%, 03/13/31	CZK	37,600	1,247,936
1.25%, 02/14/25	CZK	38,560	1,488,966
1.50%, 04/24/40	CZK	13,730	384,326
1.75%, 06/23/32	CZK	34,180	1,162,853
2.00%, 10/13/33	CZK	49,240	1,675,764
2.40%, 09/17/25(c)	CZK	42,220	1,666,546
2.50%, 08/25/28(c)	CZK	46,550	1,780,492
2.75%, 07/23/29	CZK	44,590	1,719,765
4.20%, 12/04/36(c)	CZK	24,640	1,037,297
5.70%, 05/25/24(c)	CZK	27,220	1,175,175

			20,563,714

Dominican Republic — 4.4%
Dominican Republic International Bond
8.90%, 02/15/23(c)	DOP	421,800	7,644,407
9.75%, 06/05/26(c)	DOP	746,400	13,567,057

			21,211,464

Egypt — 4.4%
Egypt Government Bond
13.54%, 01/14/25	EGP	15,001	774,354
14.06%, 01/12/26	EGP	60,536	3,117,456
14.29%, 01/05/28	EGP	37,606	1,913,472
14.35%, 09/10/24	EGP	17,274	915,015
14.37%, 10/20/25	EGP	64,287	3,360,636
14.40%, 09/10/29	EGP	16,243	813,198
14.48%, 04/06/26	EGP	54,926	2,858,373
14.53%, 09/14/24	EGP	43,890	2,329,704
14.56%, 07/06/26	EGP	18,486	962,460
14.56%, 10/13/27	EGP	34,444	1,773,367
14.66%, 10/06/30	EGP	22,019	1,110,468
16.10%, 05/07/29	EGP	17,278	932,518

			20,861,021

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® J.P. Morgan EM Local Currency Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hungary — 4.3%
Hungary Government Bond
1.00%, 11/26/25	HUF	820,160	$1,861,022
1.50%, 08/23/23	HUF	132,680	347,176
1.50%, 04/22/26	HUF	646,240	1,458,449
1.50%, 08/26/26	HUF	392,850	870,363
2.00%, 05/23/29	HUF	447,090	903,431
2.25%, 04/20/33	HUF	808,200	1,474,588
2.25%, 06/22/34	HUF	219,350	384,969
2.50%, 10/24/24	HUF	584,360	1,468,389
2.75%, 12/22/26	HUF	479,360	1,108,387
3.00%, 06/26/24	HUF	403,350	1,040,087
3.00%, 10/27/27	HUF	656,860	1,498,651
3.00%, 08/21/30	HUF	567,790	1,192,927
3.00%, 10/27/38	HUF	542,150	956,353
3.00%, 04/25/41	HUF	221,770	375,817
3.25%, 10/22/31	HUF	803,150	1,683,319
5.50%, 06/24/25	HUF	656,950	1,753,272
6.00%, 11/24/23	HUF	473,890	1,309,031
6.75%, 10/22/28	HUF	379,480	1,039,498

			20,725,729

Indonesia — 4.5%
Indonesia Treasury Bond
5.13%, 04/15/27	IDR	9,368,000	613,246
5.50%, 04/15/26	IDR	16,486,000	1,108,202
5.63%, 05/15/23	IDR	8,347,000	581,532
6.13%, 05/15/28	IDR	9,215,000	616,579
6.25%, 06/15/36	IDR	5,099,000	326,228
6.38%, 04/15/32	IDR	8,994,000	593,106
6.50%, 06/15/25	IDR	13,334,000	938,172
6.50%, 02/15/31	IDR	21,130,000	1,405,071
6.63%, 05/15/33	IDR	11,481,000	752,359
7.00%, 05/15/27	IDR	11,720,000	826,229
7.00%, 09/15/30	IDR	16,537,000	1,137,867
7.13%, 06/15/42	IDR	10,351,000	697,231
7.50%, 08/15/32	IDR	4,501,000	315,135
7.50%, 06/15/35	IDR	8,675,000	604,384
7.50%, 05/15/38	IDR	6,739,000	469,503
7.50%, 04/15/40	IDR	14,304,000	999,021
8.13%, 05/15/24	IDR	10,195,000	740,170
8.25%, 05/15/29	IDR	9,054,000	671,384
8.25%, 06/15/32	IDR	5,783,000	426,834
8.25%, 05/15/36	IDR	10,734,000	791,148
8.38%, 03/15/24	IDR	14,200,000	1,030,938
8.38%, 09/15/26	IDR	13,283,000	984,978
8.38%, 03/15/34	IDR	11,986,000	892,935
8.38%, 04/15/39	IDR	6,572,000	495,269
8.75%, 05/15/31	IDR	4,957,000	376,981
9.00%, 03/15/29	IDR	8,750,000	672,984
9.50%, 07/15/31	IDR	5,720,000	453,749
10.50%, 08/15/30	IDR	3,789,000	316,251
11.00%, 09/15/25	IDR	2,856,000	226,557
Perusahaan Penerbit SBSN Indonesia
6.63%, 10/15/24	IDR	6,528,000	466,685
8.25%, 09/15/23	IDR	6,739,000	488,412
8.88%, 11/15/31	IDR	5,023,000	398,471

			21,417,611

Malaysia — 4.4%
Malaysia Government Bond
2.63%, 04/15/31	MYR	3,385	666,550
3.48%, 03/15/23	MYR	3,487	807,412

Security		Par (000)	Value

Malaysia (continued)
3.48%, 06/14/24	MYR	4,078	$936,896
3.50%, 05/31/27	MYR	3,561	793,923
3.73%, 06/15/28	MYR	4,532	1,009,875
3.76%, 04/20/23	MYR	1,119	259,944
3.76%, 05/22/40	MYR	4,040	792,967
3.80%, 08/17/23	MYR	1,841	428,929
3.83%, 07/05/34	MYR	3,230	673,029
3.89%, 08/15/29	MYR	3,848	848,071
3.90%, 11/30/26	MYR	4,397	1,008,073
3.90%, 11/16/27	MYR	3,235	733,212
3.91%, 07/15/26	MYR	1,647	377,401
3.96%, 09/15/25	MYR	4,509	1,041,921
4.06%, 09/30/24	MYR	1,945	451,744
4.07%, 06/15/50	MYR	3,527	689,642
4.18%, 07/15/24	MYR	1,373	319,472
4.25%, 05/31/35	MYR	2,715	583,744
4.76%, 04/07/37	MYR	2,616	593,838
Malaysia Government Investment Issue
3.15%, 05/15/23	MYR	2,423	559,886
3.42%, 09/30/27	MYR	3,094	688,363
3.45%, 07/15/36	MYR	2,694	528,924
3.47%, 10/15/30	MYR	4,719	999,483
3.66%, 10/15/24	MYR	3,114	716,696
3.73%, 03/31/26	MYR	4,357	994,859
4.09%, 11/30/23	MYR	1,591	373,486
4.13%, 08/15/25	MYR	2,835	657,641
4.13%, 07/09/29	MYR	2,100	469,911
4.26%, 07/26/27	MYR	2,796	644,804
4.37%, 10/31/28	MYR	4,846	1,114,263
Malaysia Investment Issue Bond, 4.42%, 09/30/41	MYR	2,188	463,996

			21,228,955

Mexico — 4.4%
Mexican Bonos
5.00%, 03/06/25	MXN	7,000	308,207
5.50%, 03/04/27	MXN	8,000	337,087
Series M, 5.75%, 03/05/26	MXN	62,062	2,715,760
Series M, 6.75%, 03/09/23	MXN	16,400	790,415
Series M, 7.75%, 05/29/31	MXN	45,036	2,022,129
Series M, 7.75%, 11/23/34	MXN	9,900	433,744
Series M, 7.75%, 11/13/42	MXN	29,102	1,233,372
Series M, 8.00%, 12/07/23	MXN	35,515	1,715,448
Series M, 8.00%, 09/05/24	MXN	42,104	2,018,464
Series M, 8.00%, 11/07/47	MXN	34,930	1,505,222
Series M 20, 7.50%, 06/03/27	MXN	41,970	1,928,473
Series M 20, 8.50%, 05/31/29	MXN	42,739	2,031,899
Series M 20, 10.00%, 12/05/24	MXN	35,683	1,786,570
Series M 30, 8.50%, 11/18/38	MXN	33,406	1,545,175
Series M 30, 10.00%, 11/20/36	MXN	10,223	534,073

			20,906,038

Peru — 4.3%
Peru Government Bond
5.35%, 08/12/40	PEN	5,534	1,049,052
5.40%, 08/12/34	PEN	8,909	1,841,139
5.70%, 08/12/24	PEN	4,213	1,082,678
5.94%, 02/12/29	PEN	12,481	2,943,737
6.15%, 08/12/32	PEN	12,082	2,751,658
6.35%, 08/12/28	PEN	11,062	2,694,991
6.90%, 08/12/37	PEN	12,502	2,890,547
6.95%, 08/12/31	PEN	10,945	2,680,688

42	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® J.P. Morgan EM Local Currency Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Peru (continued)
8.20%, 08/12/26	PEN	10,281	$2,798,176

			20,732,666

Philippines — 4.7%
Philippine Government International Bond
3.90%, 11/26/22	PHP	199,000	3,711,886
6.25%, 01/14/36	PHP	957,000	18,923,841

			22,635,727

Poland — 4.4%
Republic of Poland Government Bond
0.25%, 10/25/26	PLN	7,530	1,278,027
0.75%, 04/25/25	PLN	6,415	1,219,487
1.25%, 10/25/30	PLN	8,163	1,247,583
1.75%, 04/25/32	PLN	3,816	573,674
2.25%, 10/25/24	PLN	8,276	1,681,324
2.50%, 01/25/23	PLN	8,011	1,761,552
2.50%, 04/25/24	PLN	7,725	1,613,117
2.50%, 07/25/26	PLN	12,212	2,322,980
2.50%, 07/25/27	PLN	8,284	1,529,475
2.75%, 04/25/28	PLN	8,492	1,554,944
2.75%, 10/25/29	PLN	11,141	1,977,176
3.25%, 07/25/25	PLN	10,031	2,032,341
3.75%, 05/25/27	PLN	3,254	639,288
4.00%, 10/25/23	PLN	6,912	1,507,945

			20,938,913

Romania — 4.3%
Romania Government Bond
2.50%, 10/25/27	RON	4,125	707,158
3.25%, 04/29/24	RON	6,335	1,274,497
3.25%, 06/24/26	RON	5,555	1,036,302
3.50%, 12/19/22	RON	4,660	981,198
3.65%, 07/28/25	RON	6,310	1,234,887
3.65%, 09/24/31	RON	6,560	1,065,284
3.70%, 11/25/24	RON	5,360	1,071,851
4.00%, 10/25/23	RON	5,475	1,131,321
4.15%, 01/26/28	RON	5,825	1,080,474
4.15%, 10/24/30	RON	5,730	991,923
4.25%, 06/28/23	RON	5,660	1,183,150
4.40%, 09/25/23	RON	5,830	1,213,142
4.50%, 06/17/24	RON	5,675	1,165,955
4.75%, 02/24/25	RON	5,515	1,123,063
4.75%, 10/11/34	RON	3,410	572,521
4.85%, 04/22/26	RON	6,040	1,203,647
5.00%, 02/12/29	RON	5,990	1,136,114
5.80%, 07/26/27	RON	5,370	1,090,684
5.85%, 04/26/23	RON	5,780	1,232,515

			20,495,686

Serbia — 4.3%
Serbia Treasury Bonds
4.50%, 01/11/26	RSD	906,590	7,920,105
4.50%, 08/20/32	RSD	857,000	6,845,378
5.88%, 02/08/28	RSD	657,470	5,984,368

			20,749,851

South Africa — 4.4%
Republic of South Africa Government Bond
0.00%, 02/28/31	ZAR	19,292	997,091
6.25%, 03/31/36	ZAR	15,900	685,735
6.50%, 02/28/41	ZAR	11,960	489,487
7.75%, 02/28/23	ZAR	8,660	557,946
8.00%, 01/31/30	ZAR	52,139	2,957,928

Security		Par (000)	Value

South Africa (continued)
8.25%, 03/31/32	ZAR	37,988	$2,095,386
8.50%, 01/31/37	ZAR	33,123	1,732,774
8.75%, 01/31/44	ZAR	32,144	1,656,759
8.75%, 02/28/48	ZAR	50,217	2,579,499
8.88%, 02/28/35	ZAR	31,204	1,721,834
9.00%, 01/31/40	ZAR	27,985	1,497,987
10.50%, 12/21/26	ZAR	56,813	3,890,681

			20,863,107

Thailand — 4.3%
Thailand Government Bond
0.75%, 06/17/24	THB	47,831	1,373,922
0.75%, 09/17/24	THB	18,716	536,650
0.95%, 06/17/25	THB	43,071	1,222,304
1.00%, 06/17/27	THB	32,234	881,958
1.45%, 12/17/24	THB	43,287	1,255,174
1.59%, 12/17/35	THB	27,727	655,900
1.60%, 12/17/29	THB	32,655	881,665
1.60%, 06/17/35	THB	13,217	313,965
2.00%, 12/17/22	THB	24,013	706,909
2.00%, 12/17/31	THB	29,092	797,275
2.00%, 06/17/42	THB	20,662	441,730
2.13%, 12/17/26	THB	37,892	1,100,323
2.40%, 12/17/23	THB	35,125	1,045,566
2.88%, 12/17/28	THB	33,657	999,041
2.88%, 06/17/46	THB	26,540	632,443
3.30%, 06/17/38	THB	42,035	1,175,331
3.40%, 06/17/36	THB	30,513	883,012
3.63%, 06/16/23	THB	32,884	988,577
3.65%, 06/20/31	THB	36,601	1,141,376
3.78%, 06/25/32	THB	43,213	1,352,373
3.85%, 12/12/25	THB	34,200	1,058,927
4.26%, 12/12/37(c)	THB	470	14,719
4.88%, 06/22/29	THB	41,568	1,379,688

			20,838,828

Turkey — 4.4%
Turkey Government Bond
7.10%, 03/08/23	TRY	24,780	1,503,247
8.00%, 03/12/25	TRY	20,578	1,015,165
9.00%, 07/24/24	TRY	33,886	1,841,721
10.40%, 03/20/24	TRY	13,481	765,829
10.50%, 08/11/27	TRY	29,185	1,378,834
10.60%, 02/11/26	TRY	36,848	1,843,858
11.00%, 02/24/27	TRY	22,853	1,106,589
11.70%, 11/13/30	TRY	62,607	2,771,266
12.20%, 01/18/23	TRY	32,656	2,094,849
12.40%, 03/08/28	TRY	16,247	808,616
12.60%, 10/01/25	TRY	65,518	3,543,243
16.20%, 06/14/23	TRY	36,365	2,345,023

			21,018,240

Uruguay — 4.4%
Uruguay Government International Bond
8.25%, 05/21/31	UYU	580,856	12,679,644
8.50%, 03/15/28(c)	UYU	362,727	8,260,492

			20,940,136

Total Foreign Government Obligations — 97.6% (Cost: $545,211,945)			467,028,861

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® J.P. Morgan EM Local Currency Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(d)(e)	9,440	$9,440,000

Total Short-Term Investments — 2.0% (Cost: $9,440,000)		9,440,000

Total Investments in Securities — 99.6% (Cost: $554,651,945)		476,468,861

Other Assets, Less Liabilities — 0.4%		2,143,751

Net Assets — 100.0%		$478,612,612

(a)	Zero-coupon bond.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$1,000,000	$8,440,000	(a)	$—	$—	$—	$9,440,000	9,440	$1,053	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Foreign Government Obligations	$—	$467,028,861	$—	$467,028,861
Money Market Funds	9,440,000	—	—	9,440,000

	$9,440,000	$467,028,861	$—	$476,468,861

See notes to financial statements.

44	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2022	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Corporate Bonds & Notes

Australia — 0.5%
Cellnex Finance Co. SA
1.00%, 09/15/27 (Call 06/15/27)(a)	EUR	100	$91,737
2.00%, 09/15/32 (Call 06/15/32)(a)	EUR	100	83,852
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(b)(c)	USD	100	88,622
4.50%, 09/15/27 (Call 06/15/27)(b)	USD	50	47,671
5.13%, 05/15/24 (Call 02/15/24)(b)	USD	75	75,876
5.88%, 04/15/30 (Call 01/15/30)(b)	USD	70	69,475
6.13%, 04/15/32 (Call 01/15/32)(b)(c)	USD	65	64,479
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(b)	USD	25	24,934
8.50%, 05/01/30 (Call 05/01/25)(b)	USD	40	39,600

			586,246

Austria — 0.1%
ams-OSRAM AG, 6.00%, 07/31/25 (Call 07/31/22)(a)	EUR	100	105,628
Wienerberger AG, 2.00%, 05/02/24(a)	EUR	50	53,378

			159,006

Belgium — 0.3%
Ontex Group NV, 3.50%, 07/15/26 (Call 07/15/23)(a)	EUR	100	91,397
Telenet Finance Luxembourg Notes Sarl
3.50%, 03/01/28 (Call 12/01/22)(a)	EUR	100	99,691
5.50%, 03/01/28 (Call 12/01/22)(b)	USD	200	189,850

			380,938

Canada — 3.3%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(b)	USD	60	52,988
3.88%, 01/15/28 (Call 09/15/22)(b)	USD	120	110,232
4.00%, 10/15/30 (Call 10/15/25)(b)	USD	225	192,656
4.38%, 01/15/28 (Call 11/15/22)(b)	USD	70	63,953
5.75%, 04/15/25 (Call 05/30/22)(b)	USD	40	40,834
Air Canada
3.88%, 08/15/26 (Call 02/15/26)(b)	USD	80	73,600
4.63%, 08/15/29 (Call 02/15/26)(b)	CAD	238	167,606
AutoCanada Inc., 5.75%, 02/07/29 (Call 02/07/25)(b)	CAD	50	36,634
Bausch Health Companies Inc.
5.00%, 02/15/29 (Call 02/15/24)(b)	USD	85	59,487
5.25%, 02/15/31 (Call 02/15/26)(b)	USD	80	55,600
6.13%, 02/01/27 (Call 02/01/24)(b)	USD	80	76,900
Bombardier Inc.
6.00%, 02/15/28 (Call 02/15/24)(b)	USD	55	47,472
7.13%, 06/15/26 (Call 06/15/23)(b)	USD	90	83,258
7.50%, 12/01/24 (Call 05/30/22)(b)(c)	USD	60	59,943
7.50%, 03/15/25 (Call 05/30/22)(b)	USD	117	113,353
7.88%, 04/15/27 (Call 05/30/22)(b)	USD	170	158,369
Brookfield Property Finance ULC, 4.00%, 09/30/26 (Call 08/30/26)	CAD	75	54,746
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(b)	USD	75	62,625
6.25%, 09/15/27 (Call 09/15/22)(b)	USD	82	76,869
CES Energy Solutions Corp., 6.38%, 10/21/24 (Call 05/30/22)	CAD	40	31,546
Crew Energy Inc., 6.50%, 03/14/24 (Call 05/30/22)(b)	CAD	40	30,855
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26)(c)(d)	USD	100	101,727
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/23)(b)(c)	USD	50	45,388
6.00%, 06/01/29 (Call 06/01/24)(b)(c)	USD	50	41,750

Security		Par (000)	Value

Canada (continued)
9.50%, 11/01/27 (Call 11/01/22)(b)	USD	50	$48,956
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(b)	USD	50	44,683
3.75%, 08/01/25 (Call 08/01/22)(b)	USD	60	56,975
4.00%, 08/01/28 (Call 08/01/23)(b)(c)	USD	60	52,776
4.25%, 06/01/25 (Call 06/01/22)(b)(c)	USD	15	14,528
4.38%, 08/15/29 (Call 08/15/24)(b)	USD	55	48,520
4.75%, 06/15/29 (Call 06/15/24)(b)(c)	USD	60	54,450
5.13%, 12/15/26 (Call 12/15/22)(b)	USD	59	58,064
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 06/30/23)(b)	USD	35	31,022
7.00%, 12/31/27 (Call 12/31/23)(b)	USD	45	35,709
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(b)(c)	USD	20	16,946
5.25%, 12/15/27 (Call 12/15/22)(b)	USD	65	60,661
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(b)(c)	USD	50	48,938
7.13%, 02/01/27 (Call 02/01/23)(b)	USD	100	101,550
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)(c)	USD	50	48,013
5.25%, 12/15/29 (Call 09/15/29)	USD	50	47,772
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/15/24)(b)(c)	USD	57	49,326
4.88%, 06/01/24 (Call 03/03/24)(b)(c)	USD	80	78,900
5.00%, 05/01/25 (Call 01/31/25)(b)	USD	40	39,425
5.25%, 06/01/27 (Call 03/03/27)(b)	USD	65	61,903
NuVista Energy Ltd., 7.88%, 07/23/26 (Call 07/23/23)(b)	CAD	25	20,202
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(b)	USD	65	59,059
3.88%, 12/01/29 (Call 12/01/24)(b)	USD	85	75,438
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(b)	USD	65	57,873
4.13%, 12/01/31 (Call 12/01/26)(b)(c)	USD	43	37,356
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(b)(c)	USD	60	52,575
4.63%, 05/01/30 (Call 05/01/25)(b)	USD	55	47,939
5.88%, 07/15/27 (Call 07/15/22)(b)	USD	40	38,639
Parkland Corp./Canada, 3.88%, 06/16/26 (Call 06/16/23)(b)	CAD	125	89,397
Rexel SA, 2.13%, 12/15/28 (Call 12/15/24)(a)	EUR	100	94,109
Ritchie Bros Holdings Ltd., 4.95%, 12/15/29 (Call 12/15/24)(b)	CAD	53	38,713
Superior Plus LP, 4.25%, 05/18/28 (Call 05/18/24)(b)	CAD	50	35,418
Tamarack Valley Energy Ltd., 7.25%, 05/10/27 (Call 05/10/24)(b)	CAD	25	19,448
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/22)(b)	USD	25	17,000
5.63%, 12/06/26 (Call 12/06/23)(b)	USD	35	24,947
6.50%, 10/15/27 (Call 10/15/22)(b)	USD	50	21,375
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 05/30/22)(b)(c)	USD	55	53,506
Videotron Ltd.
3.13%, 01/15/31 (Call 01/15/26)	CAD	25	15,970
3.63%, 06/15/28 (Call 06/15/24)(b)	CAD	50	34,947
3.63%, 06/15/29 (Call 06/15/24)(b)	USD	50	43,681
4.50%, 01/15/30 (Call 10/15/24)	CAD	110	78,428
5.13%, 04/15/27 (Call 05/30/22)(b)	USD	50	49,000
5.38%, 06/15/24 (Call 03/15/24)(b)	USD	50	50,661

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada (continued)
5.63%, 06/15/25 (Call 03/15/25)	CAD	50	$39,274

			3,932,463

Cayman Islands — 0.0%
Seagate HDD Cayman, 4.13%, 01/15/31 (Call 10/15/30)	USD	25	21,731

China — 0.1%
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(b)	USD	45	44,624
6.75%, 06/30/30 (Call 12/30/29)(b)	USD	40	39,252

			83,876

Denmark — 0.1%
DKT Finance ApS, 7.00%, 06/17/23 (Call 05/30/22)(a)	EUR	100	104,934

Finland — 0.4%
Nokia OYJ
2.00%, 03/11/26 (Call 12/11/25)(a)	EUR	200	204,781
4.38%, 06/12/27(c)	USD	40	38,868
Teollisuuden Voima OYJ
1.13%, 03/09/26 (Call 12/09/25)(a)	EUR	100	99,003
2.63%, 03/31/27 (Call 12/31/26)(a)	EUR	150	154,987

			497,639

France — 3.8%
Accor SA, 3.00%, 02/04/26 (Call 11/04/25)(a)	EUR	100	102,792
Altice France SA, 5.50%, 10/15/29 (Call 10/15/24)(b)	USD	100	85,333
Altice France SA/France
2.13%, 02/15/25 (Call 05/30/22)(a)	EUR	100	97,544
4.13%, 01/15/29 (Call 09/15/23)(a)	EUR	100	90,730
5.13%, 07/15/29 (Call 04/15/24)(b)	USD	200	168,515
5.50%, 01/15/28 (Call 09/15/22)(b)	USD	100	88,190
5.88%, 02/01/27 (Call 05/31/22)(a)	EUR	100	105,919
8.13%, 02/01/27 (Call 05/10/22)(b)	USD	150	150,516
CAB SELAS, 3.38%, 02/01/28 (Call 02/01/24)(a)	EUR	100	93,967
Casino Guichard Perrachon SA
3.58%, 02/07/25 (Call 11/07/24)(a)	EUR	100	86,512
5.25%, 04/15/27 (Call 04/15/23)(a)	EUR	100	82,165
Chrome Bidco SASU, 3.50%, 05/31/28 (Call 05/31/24)(a)	EUR	100	95,184
Electricite de France SA, 5.63%, (Call 01/22/24)(b)(c)(d)(e)	USD	100	97,912
Elis SA, 1.63%, 04/03/28 (Call 01/03/28)(a)	EUR	100	92,964
Emeria SASU, 3.38%, 03/31/28 (Call 03/31/24)(a)	EUR	100	93,985
Faurecia SE
2.63%, 06/15/25 (Call 05/30/22)(a)	EUR	100	99,338
2.75%, 02/15/27 (Call 02/15/24)(a)	EUR	100	92,312
3.13%, 06/15/26 (Call 06/15/22)(a)	EUR	100	97,087
Fnac Darty SA, 2.63%, 05/30/26 (Call 05/30/22)(a)	EUR	100	104,214
Getlink SE, 3.50%, 10/30/25 (Call 10/30/22)(a)	EUR	100	104,465
Iliad Holding SAS, 7.00%, 10/15/28 (Call 10/15/24)(b)(c)	USD	150	141,894
Iliad Holding SASU, 5.63%, 10/15/28 (Call 10/15/24)(a)	EUR	100	99,991
IPD 3 BV, 5.50%, 12/01/25 (Call 12/01/22)(a)	EUR	100	103,464
La Banque Postale SA, 3.00%, 06/09/28(a)	EUR	100	102,419
La Financiere Atalian SASU, 4.00%, 05/15/24 (Call 05/09/22)(a)	EUR	100	85,016
Loxam SAS, 3.25%, 01/14/25 (Call 05/09/22)(a)	EUR	125	127,595
Lune Holdings Sarl, 5.63%, 11/15/28 (Call 11/15/24)(a)	EUR	100	96,845
Orano SA, 4.88%, 09/23/24	EUR	150	167,444
Paprec Holding SA, 4.00%, 03/31/25 (Call 05/30/22)(a)	EUR	100	105,094
Parts Europe SA, 6.50%, 07/16/25 (Call 05/30/22)(a)	EUR	100	108,425
Picard Groupe SAS, 3.88%, 07/01/26 (Call 07/01/23)(a)	EUR	100	98,763
Quatrim SASU, 5.88%, 01/15/24 (Call 05/09/22)(a)	EUR	100	103,138
RCI Banque SA, 2.63%, 02/18/30 (Call 02/18/25)(a)(d)	EUR	100	96,869

Security		Par (000)	Value

France (continued)
Renault SA
1.00%, 03/08/23 (Call 12/08/22)(a)	EUR	100	$104,477
1.00%, 11/28/25 (Call 08/28/25)(a)	EUR	100	96,857
1.13%, 10/04/27 (Call 07/04/27)(a)	EUR	100	85,499
1.25%, 06/24/25 (Call 03/24/25)(a)	EUR	100	95,894
2.38%, 05/25/26 (Call 02/25/26)(a)	EUR	100	95,652
SPCM SA, 2.63%, 02/01/29 (Call 09/15/23)(a)	EUR	100	95,690
SPIE SA, 2.63%, 06/18/26 (Call 12/18/25)(a)	EUR	100	100,958
Tereos Finance Groupe, 4.75%, 04/30/27 (Call 04/30/24)(a)	EUR	100	99,066
Valeo
1.63%, 03/18/26 (Call 12/18/25)(a)	EUR	100	100,278
3.25%, 01/22/24(a)	EUR	100	107,583
Verallia SA, 1.63%, 05/14/28 (Call 02/14/28)(a)	EUR	100	94,865

			4,543,420

Germany — 3.7%
ADLER Group SA, 3.25%, 08/05/25 (Call 05/05/25)(a)	EUR	100	77,864
Adler Pelzer Holding GmbH, 4.13%, 04/01/24 (Call 05/09/22)(a)	EUR	100	87,745
ADLER Real Estate AG, 3.00%, 04/27/26 (Call 02/27/26)(a)	EUR	100	82,841
Bayer AG
3.13%, 11/12/79 (Call 08/12/27)(a)(d)	EUR	100	97,170
3.75%, 07/01/74 (Call 07/01/24)(a)(d)	EUR	100	105,224
Bertelsmann SE & Co. KGaA, 3.50%, 04/23/75 (Call 04/23/27)(a)(d)	EUR	100	100,236
Commerzbank AG
4.00%, 03/30/27(a)	EUR	80	84,460
4.00%, 12/05/30 (Call 09/05/25)(a)(d)	EUR	100	104,478
8.13%, 09/19/23(b)	USD	75	78,071
CT Investment GmbH, 5.50%, 04/15/26 (Call 04/15/23)(a)	EUR	100	98,679
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24 (Call 07/15/24)(a)	EUR	100	100,626
Deutsche Bank AG
2.75%, 02/17/25(a)	EUR	125	131,291
4.00%, 06/24/32 (Call 03/24/27)(a)(d)	EUR	100	100,841
4.30%, 05/24/28 (Call 05/24/23), (5 year USD Swap + 2.248%)(d)	USD	200	196,131
4.50%, 05/19/26(a)	EUR	100	108,269
Deutsche Bank AG/New York NY
3.73%, 01/14/32 (Call 10/14/30)(d)	USD	175	144,371
3.74%, 01/07/33 (Call 10/07/31)(d)	USD	50	40,861
4.88%, 12/01/32 (Call 12/01/27)(d)	USD	100	91,474
5.88%, 07/08/31 (Call 04/08/30)(d)	USD	50	48,254
Deutsche Lufthansa AG
2.88%, 05/16/27 (Call 02/16/27)(a)	EUR	100	93,339
3.00%, 05/29/26 (Call 03/02/26)(a)	EUR	100	97,648
3.50%, 07/14/29 (Call 04/14/29)(a)	EUR	100	91,676
Douglas GmbH, 6.00%, 04/08/26 (Call 04/15/23)(a)	EUR	100	94,597
Evonik Industries AG, 1.38%, 09/02/81 (Call 09/02/26)(a)(d)	EUR	100	93,345
Gruenenthal GMBH, 4.13%, 05/15/28 (Call 05/15/24)(a)	EUR	100	97,724
LANXESS AG, 4.50%, 12/06/76 (Call 06/06/23)(a)(d)	EUR	100	106,642
Nidda BondCo GmbH, 5.00%, 09/30/25 (Call 05/30/22)(a)	EUR	100	94,375
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24 (Call 05/09/22)(a)	EUR	100	97,881
ProGroup AG, 3.00%, 03/31/26 (Call 05/30/22)(a)	EUR	100	100,012
RWE AG, 3.50%, 04/21/75 (Call 04/21/25)(a)(d)	EUR	50	52,616
Schaeffler AG
2.88%, 03/26/27 (Call 12/26/26)(a)	EUR	100	99,571
3.38%, 10/12/28 (Call 07/12/28)(a)	EUR	100	96,498

46	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
Schenck Process Holding GmbH/Darmstadt, 5.38%, 06/15/23 (Call 05/09/22)(a)	EUR	100	$103,739
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26 (Call 05/09/22)(a)	EUR	88	91,232
Tele Columbus AG, 3.88%, 05/02/25 (Call 05/30/22)(a)	EUR	100	95,829
thyssenkrupp AG
1.88%, 03/06/23 (Call 02/06/23)(a)	EUR	175	182,358
2.88%, 02/22/24 (Call 11/22/23)(a)	EUR	25	25,909
TK Elevator Holdco GmbH
6.63%, 07/15/28 (Call 07/15/23)(a)	EUR	90	86,476
7.63%, 07/15/28 (Call 07/15/23)(b)	USD	25	23,862
TK Elevator Midco GmbH, 4.38%, 07/15/27 (Call 07/15/23)(a)	EUR	100	97,443
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(b)	USD	125	116,800
TUI Cruises GmbH, 6.50%, 05/15/26 (Call 05/15/23)(a)	EUR	100	95,559
ZF Europe Finance BV, 2.00%, 02/23/26 (Call 12/23/25)(a)	EUR	200	188,735
ZF North America Capital Inc.
2.75%, 04/27/23(a)	EUR	100	105,933
4.75%, 04/29/25(b)	USD	75	73,125

			4,381,810

Greece — 0.5%
Alpha Bank SA, 2.50%, 03/23/28 (Call 03/23/27)(a)(d)	EUR	100	91,237
Ellaktor Value PLC, 6.38%, 12/15/24 (Call 05/30/22)(a)	EUR	100	93,539
Eurobank SA, 2.00%, 05/05/27 (Call 05/05/26)(a)(d)	EUR	100	93,388
Piraeus Bank SA, 3.88%, 11/03/27 (Call 11/03/26)(a)(d)	EUR	100	93,362
Public Power Corp. SA, 3.88%, 03/30/26 (Call 03/30/23)(a)	EUR	100	100,058
Titan Global Finance PLC, 2.38%, 11/16/24 (Call 05/16/24)(a)	EUR	100	103,949

			575,533

Ireland — 0.5%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(c)(d)	USD	75	70,500
AIB Group PLC, 1.88%, 11/19/29 (Call 11/19/24)(a)(d)	EUR	100	100,958
Bank of Ireland Group PLC, 1.38%, 08/11/31 (Call 05/11/26)(a)(d)	EUR	100	95,143
eircom Finance DAC, 3.50%, 05/15/26 (Call 05/30/22)(a)	EUR	125	124,786
Permanent TSB Group Holdings PLC, 3.00%, 08/19/31 (Call 05/19/26)(a)(d)	EUR	100	94,785
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)	USD	50	42,188
3.38%, 07/15/31 (Call 01/15/26)	USD	55	44,597

			572,957

Israel — 1.1%
Energean Israel Finance Ltd., 5.88%, 03/30/31 (Call 09/30/30)(b)	USD	50	44,933
Leviathan Bond Ltd., 5.75%, 06/30/23 (Call 03/30/23)(b)	USD	25	24,894
Teva Pharmaceutical Finance Netherlands II BV
1.25%, 03/31/23 (Call 12/31/22)(a)	EUR	100	104,035
1.63%, 10/15/28(a)	EUR	100	82,205
3.75%, 05/09/27 (Call 02/09/27)	EUR	100	95,146
4.38%, 05/09/30 (Call 02/09/30)	EUR	150	139,853
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23(c)	USD	125	121,381
3.15%, 10/01/26	USD	375	321,750
5.13%, 05/09/29 (Call 02/09/29)	USD	100	90,335
6.00%, 04/15/24 (Call 01/15/24)(c)	USD	150	149,881
6.75%, 03/01/28 (Call 12/01/27)	USD	100	101,456

			1,275,869

Security		Par (000)	Value

Italy — 4.7%
Almaviva-The Italian Innovation Co. SpA, 4.88%, 10/30/26 (Call 10/30/23)(a)	EUR	100	$100,724
Atlantia SpA
1.88%, 07/13/27 (Call 04/13/27)(a)	EUR	100	95,960
1.88%, 02/12/28 (Call 11/12/27)(a)	EUR	100	94,409
Autostrade per l’Italia SpA
1.63%, 01/25/28 (Call 10/25/27)(a)	EUR	125	121,450
1.75%, 06/26/26(a)	EUR	100	100,586
1.88%, 09/26/29 (Call 06/26/29)(a)	EUR	100	95,037
2.00%, 12/04/28 (Call 09/04/28)(a)	EUR	100	97,322
Azzurra Aeroporti SpA, 2.63%, 05/30/27 (Call 02/28/27)(a)	EUR	100	100,572
Banca Monte dei Paschi di Siena SpA
3.63%, 09/24/24(a)	EUR	100	101,373
10.50%, 07/23/29(a)	EUR	100	77,644
Banca Popolare di Sondrio SCPA, 2.38%, 04/03/24(a)	EUR	100	105,267
Banco BPM SpA
0.88%, 07/15/26(a)	EUR	100	97,171
3.25%, 01/14/31 (Call 01/14/26)(a)(d)	EUR	100	100,902
BPER Banca, 1.38%, 03/31/27 (Call 03/31/26)(a)(d)	EUR	100	96,585
Centurion Bidco SpA, 5.88%, 09/30/26 (Call 09/30/22)(a)	EUR	100	100,708
doValue SpA, 3.38%, 07/31/26 (Call 07/31/23)(a)	EUR	100	99,108
Esselunga SpA, 1.88%, 10/25/27 (Call 07/25/27)(a)	EUR	100	103,222
Gamma Bidco SpA, 5.13%, 07/15/25 (Call 07/15/22)(a)	EUR	100	101,465
Guala Closures SpA, 3.25%, 06/15/28 (Call 06/15/24)(a)	EUR	100	91,840
Iccrea Banca SpA
2.13%, 01/17/27 (Call 01/17/26)(a)(d)	EUR	100	100,065
4.75%, 01/18/32 (Call 10/18/26)(a)(d)	EUR	100	98,591
IMA Industria Macchine Automatiche SpA, 3.75%, 01/15/28 (Call 01/15/23)(a)	EUR	100	93,593
Infrastrutture Wireless Italiane SpA
1.63%, 10/21/28 (Call 07/21/28)(a)	EUR	100	95,427
1.88%, 07/08/26 (Call 04/08/26)(a)	EUR	100	101,965
Intesa Sanpaolo SpA
3.93%, 09/15/26(a)	EUR	100	107,427
4.20%, 06/01/32 (Call 06/01/31)(b)(d)	USD	50	41,468
5.02%, 06/26/24(b)	USD	200	195,145
5.71%, 01/15/26(b)	USD	200	199,039
5.88%, 03/04/29 (Call 03/04/24)(a)(d)	EUR	100	110,029
6.63%, 09/13/23(a)	EUR	100	111,917
Leonardo SpA, 1.50%, 06/07/24 (Call 03/07/24)(a)	EUR	100	103,902
Mediobanca Banca di Credito Finanziario SpA, 5.75%, 04/18/23	EUR	115	126,125
Nexi SpA, 1.63%, 04/30/26 (Call 01/30/26)(a)	EUR	100	96,878
Rekeep SpA, 7.25%, 02/01/26 (Call 02/01/23)(a)	EUR	100	106,793
Rossini Sarl, 6.75%, 10/30/25 (Call 05/30/22)(a)	EUR	100	106,819
Sisal SpA/Milano, 7.00%, 07/31/23 (Call 05/09/22)(a)	EUR	69	72,412
Telecom Italia SpA/Milano
1.63%, 01/18/29 (Call 10/18/28)(a)	EUR	100	84,141
2.38%, 10/12/27 (Call 07/12/27)(a)	EUR	100	91,678
2.50%, 07/19/23(a)	EUR	100	105,169
3.00%, 09/30/25(a)	EUR	100	100,247
3.63%, 01/19/24(a)	EUR	100	104,596
3.63%, 05/25/26(a)	EUR	100	101,342
4.00%, 04/11/24 (Call 01/11/24)(a)	EUR	100	105,451
5.30%, 05/30/24(b)	USD	100	98,113
UniCredit SpA
2.73%, 01/15/32 (Call 01/15/27)(a)(d)	EUR	200	189,258
5.46%, 06/30/35 (Call 06/30/30)(b)(c)(d)	USD	125	112,863
5.86%, 06/19/32 (Call 06/19/27)(b)(d)	USD	75	71,277
7.30%, 04/02/34 (Call 04/02/29)(b)(d)	USD	100	101,081

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Italy (continued)
Unipol Gruppo SpA
3.00%, 03/18/25(a)	EUR	100	$107,168
3.25%, 09/23/30 (Call 06/23/30)(a)	EUR	100	104,764
UnipolSai Assicurazioni SpA, 3.88%, 03/01/28(a)	EUR	100	102,848
Verde Bidco SpA, 4.63%, 10/01/26 (Call 10/01/23)(a)	EUR	100	98,540
Webuild SpA, 1.75%, 10/26/24(a)	EUR	200	198,461

			5,625,937

Japan — 0.5%
Rakuten Group Inc.
5.13%, (Call 04/22/26)(b)(c)(d)(e)	USD	50	45,975
6.25%, (Call 04/22/31)(b)(c)(d)(e)	USD	75	70,864
SoftBank Group Corp.
2.13%, 07/06/24 (Call 04/06/24)(a)	EUR	100	98,071
2.88%, 01/06/27 (Call 10/06/26)(a)	EUR	100	89,624
3.13%, 09/19/25 (Call 06/21/25)(a)	EUR	150	145,089
5.00%, 04/15/28 (Call 01/16/28)(a)	EUR	100	96,566

			546,189

Jersey — 0.1%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(b)(c)	USD	100	100,750

Kazakhstan — 0.0%
Energean Israel Finance Ltd., 5.38%, 03/30/28 (Call 09/30/27)(b)	USD	45	41,231

Kuwait — 0.0%
Leviathan Bond Ltd., 6.50%, 06/30/27 (Call 12/30/26)(b)	USD	55	54,340

Luxembourg — 1.6%
Albion Financing 1 Sarl/Aggreko Holdings Inc., 6.13%, 10/15/26 (Call 10/15/23)(b)	USD	75	70,643
Albion Financing 1 SARL/Aggreko Holdings Inc., 5.25%, 10/15/26 (Call 10/15/23)(a)	EUR	100	99,915
Altice Financing SA
4.25%, 08/15/29 (Call 08/15/24)(a)	EUR	100	89,495
5.75%, 08/15/29 (Call 08/15/24)(b)	USD	200	168,168
Altice Finco SA, 4.75%, 01/15/28 (Call 10/15/22)(a)	EUR	100	88,406
Altice France Holding SA
4.00%, 02/15/28 (Call 02/15/23)(a)	EUR	100	87,554
6.00%, 02/15/28 (Call 02/15/23)(b)(c)	USD	150	123,874
8.00%, 05/15/27 (Call 05/15/22)(a)	EUR	100	106,977
10.50%, 05/15/27 (Call 05/15/22)(b)	USD	150	151,109
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(b)	USD	150	131,148
4.00%, 09/01/29 (Call 05/15/24)(b)(c)	USD	50	42,506
Garfunkelux Holdco 3 SA, 6.75%, 11/01/25 (Call 11/01/22)(a)	EUR	100	103,026
INEOS Finance PLC, 2.88%, 05/01/26 (Call 05/09/22)(a)	EUR	100	97,319
Matterhorn Telecom SA, 4.00%, 11/15/27 (Call 11/15/22)(a)	EUR	100	99,011
Mytilineos Financial Partners SA, 2.50%, 12/01/24 (Call 06/01/24)(a)	EUR	100	100,748
SIG Combibloc Purchase Co. Sarl, 2.13%, 06/18/25 (Call 03/18/25)(a)	EUR	100	105,067
Summer BC Holdco B Sarl, 5.75%, 10/31/26 (Call 10/31/22)(a)	EUR	100	104,015
Swissport Investments SA, 6.75%, 12/15/21(a)(f)(g)	EUR	100	1
Vivion Investments Sarl, 3.00%, 08/08/24(a)	EUR	100	96,306
ZF Finance GmbH, 2.25%, 05/03/28 (Call 02/03/28)(a)	EUR	100	87,881

			1,953,169

Security		Par (000)	Value

Macau — 0.7%
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 05/30/22)(b)(c)	USD	200	$178,678
5.38%, 12/04/29 (Call 12/04/24)(b)(c)	USD	150	120,522
MGM China Holdings Ltd., 4.75%, 02/01/27 (Call 02/01/24)(b)	USD	75	63,000
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(b)	USD	125	85,383
6.50%, 01/15/28 (Call 07/15/23)(b)(c)	USD	50	38,854
Wynn Macau Ltd.
5.13%, 12/15/29 (Call 12/15/24)(b)	USD	125	98,634
5.50%, 01/15/26 (Call 06/15/22)(b)	USD	100	86,441
5.63%, 08/26/28 (Call 08/26/23)(b)(c)	USD	150	120,154

			791,666

Malaysia — 0.1%
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/16/29 (Call 01/16/29)(b)	USD	75	65,763

Netherlands — 1.5%
Intertrust Group BV, 3.38%, 11/15/25 (Call 05/09/22)(a)	EUR	100	104,022
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(b)(d)	USD	50	50,418
Lincoln Financing Sarl, 3.63%, 04/01/24 (Call 05/31/22)(a)	EUR	125	130,713
Nobel Bidco BV, 3.13%, 06/15/28 (Call 06/15/24)(a)	EUR	100	87,665
Nobian Finance BV, 3.63%, 07/15/26 (Call 07/15/23)(a)	EUR	100	93,497
PPF Telecom Group BV, 3.25%, 09/29/27 (Call 06/29/27)(a)	EUR	175	173,693
Q-Park Holding I BV, 2.00%, 03/01/27 (Call 03/01/23)(a)	EUR	150	138,139
Sensata Technologies BV
4.88%, 10/15/23(b)(c)	USD	50	50,070
5.00%, 10/01/25(b)	USD	50	49,621
5.63%, 11/01/24(b)(c)	USD	50	50,675
Trivium Packaging Finance BV
3.75%, 08/15/26 (Call 08/15/22)(a)	EUR	100	101,007
8.50%, 08/15/27 (Call 08/15/22)(b)(c)	USD	150	147,363
United Group BV
3.63%, 02/15/28 (Call 02/15/23)(a)	EUR	100	91,634
4.63%, 08/15/28 (Call 08/15/24)(a)	EUR	100	93,923
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(b)	USD	75	65,906
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(b)	USD	100	86,291
WP/AP Telecom Holdings IV BV, 3.75%, 01/15/29 (Call 01/15/25)(a)	EUR	100	95,383
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(b)(c)	USD	175	155,094

			1,765,114

Norway — 0.1%
Adevinta ASA, 2.63%, 11/15/25 (Call 11/15/22)(a)	EUR	100	100,471

Portugal — 0.5%
Caixa Geral de Depositos SA, 1.25%, 11/25/24(a)	EUR	100	103,295
EDP - Energias de Portugal SA
1.50%, 03/14/82 (Call 12/14/26)(a)(d)	EUR	100	90,557
1.88%, 08/02/81 (Call 05/02/26)(a)(d)	EUR	100	93,797
4.50%, 04/30/79 (Call 01/30/24)(a)(d)	EUR	100	107,612
Novo Banco SA, 3.50%, 07/23/24 (Call 07/23/23)(a)(d)	EUR	100	101,031
Saipem Finance International BV, 3.13%, 03/31/28 (Call 12/31/27)(a)	EUR	100	85,967

			582,259

Singapore — 0.2%
Puma International Financing SA, 5.13%, 10/06/24 (Call 05/10/22)(b)	USD	200	191,248

48	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Spain — 1.9%
Abanca Corp. Bancaria SA, 4.63%, 04/07/30 (Call 04/07/25)(a)(d)	EUR	100	$104,908
Banco de Credito Social Cooperativo SA, 1.75%, 03/09/28 (Call 03/09/27)(a)(d)	EUR	100	92,410
Banco de Sabadell SA
1.75%, 05/10/24(a)	EUR	100	103,974
2.63%, 03/24/26 (Call 03/24/25)(a)(d)	EUR	100	103,620
5.38%, 12/12/28 (Call 12/12/23)(a)(d)	EUR	100	109,064
Cellnex Finance Co. SA
0.75%, 11/15/26 (Call 08/15/26)(a)	EUR	100	94,881
1.50%, 06/08/28 (Call 03/08/28)(a)	EUR	100	91,724
2.00%, 02/15/33 (Call 11/15/32)(a)	EUR	100	82,948
Cellnex Telecom SA
1.75%, 10/23/30 (Call 07/23/30)(a)	EUR	100	86,681
2.88%, 04/18/25 (Call 01/18/25)(a)	EUR	100	106,698
Cirsa Finance International Sarl
4.50%, 03/15/27 (Call 09/15/23)(a)	EUR	100	94,843
6.25%, 12/20/23 (Call 05/09/22)(a)	EUR	85	89,094
ContourGlobal Power Holdings SA, 2.75%, 01/01/26 (Call 01/01/23)(a)	EUR	100	96,475
eDreams ODIGEO SA, 5.50%, 07/15/27 (Call 01/15/24)(a)	EUR	100	99,103
El Corte Ingles SA, 3.00%, 03/15/24 (Call 05/09/22)(a)	EUR	100	106,026
Grifols Escrow Issuer SA, 3.88%, 10/15/28 (Call 10/15/24)(a)	EUR	125	118,290
Grifols SA, 3.20%, 05/01/25 (Call 05/30/22)(a)	EUR	100	100,637
Grupo Antolin-Irausa SA, 3.50%, 04/30/28 (Call 04/30/24)(a)	EUR	100	80,825
Ibercaja Banco SA, 2.75%, 07/23/30 (Call 07/23/25)(a)(d)	EUR	100	99,691
Kaixo Bondco Telecom SA, 5.13%, 09/30/29 (Call 09/30/24)(a)	EUR	100	92,788
Lorca Telecom Bondco SA, 4.00%, 09/18/27 (Call 09/30/23)(a)	EUR	150	144,831
Repsol International Finance BV, 4.50%, 03/25/75 (Call 03/25/25)(a)(d)	EUR	100	105,648
Unicaja Banco SA, 3.13%, 07/19/32 (Call 01/19/27)(a)(d)	EUR	100	93,645

			2,298,804

Sweden — 0.7%
CGG SA, 7.75%, 04/01/27 (Call 04/01/24)(a)	EUR	100	105,659
Dometic Group AB, 2.00%, 09/29/28 (Call 06/29/28)(a)	EUR	100	90,765
Heimstaden AB, 4.25%, 03/09/26 (Call 12/09/25)(a)	EUR	100	97,676
Intrum AB
3.13%, 07/15/24 (Call 07/15/22)(a)	EUR	100	102,685
3.50%, 07/15/26 (Call 07/15/22)(a)	EUR	100	98,064
4.88%, 08/15/25 (Call 08/15/22)(a)	EUR	100	103,875
Verisure Holding AB, 3.25%, 02/15/27 (Call 02/15/23)(a)	EUR	100	95,073
Verisure Midholding AB, 5.25%, 02/15/29 (Call 02/15/24)(a)	EUR	100	92,595
Volvo Car AB, 2.00%, 01/24/25 (Call 10/24/24)(a)	EUR	100	102,649

			889,041

Switzerland — 0.3%
Dufry One BV
2.50%, 10/15/24 (Call 05/30/22)(a)	EUR	100	101,052
3.38%, 04/15/28 (Call 04/15/24)(a)	EUR	100	93,800
VistaJet Malta Finance PLC/XO Management Holding Inc.
6.38%, 02/01/30 (Call 02/01/25)(b)	USD	70	61,162
7.88%, 05/01/27 (Call 05/01/24)(b)	USD	50	46,900

			302,914

Security		Par (000)	Value

United Arab Emirates — 0.1%
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)(b)	USD	75	$72,900
4.88%, 03/30/26 (Call 12/30/25)(b)	USD	45	41,816

			114,716

United Kingdom — 5.2%
Arqiva Broadcast Finance PLC, 6.75%, 09/30/23 (Call 05/30/22)(a)	GBP	100	124,962
B&M European Value Retail SA, 3.63%, 07/15/25 (Call 07/15/22)(a)	GBP	100	121,533
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28 (Call 11/30/24)(a)	EUR	150	142,642
Bellis Acquisition Co. PLC, 3.25%, 02/16/26 (Call 02/24/23)(a)	GBP	175	193,420
Bellis Finco PLC, 4.00%, 02/16/27 (Call 02/24/23)(a)	GBP	100	104,641
British Telecommunications PLC
4.25%, 11/23/81 (Call 11/23/26)(b)(d)	USD	50	46,672
4.88%, 11/23/81 (Call 08/23/31)(b)(d)	USD	25	23,090
Cidron Aida Finco Sarl, 5.00%, 04/01/28 (Call 04/01/24)(a)	EUR	100	94,756
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(b)	USD	150	146,278
Constellation Automotive Financing PLC, 4.88%, 07/15/27 (Call 07/15/23)(a)	GBP	100	108,655
Cooperative Bank Finance, 6.00%, 04/06/27 (Call 04/06/26)(a)(d)	GBP	100	124,738
Deuce Finco PLC, 5.50%, 06/15/27 (Call 06/15/23)(a)	GBP	100	114,896
eG Global Finance PLC
4.38%, 02/07/25 (Call 05/30/22)(a)	EUR	100	100,978
6.25%, 10/30/25 (Call 05/30/22)(a)	EUR	100	103,160
6.75%, 02/07/25 (Call 05/10/22)(b)	USD	100	97,201
Heathrow Finance PLC, 4.38%, 03/01/27(a)(h)	GBP	100	115,128
Iceland Bondco PLC, 4.63%, 03/15/25 (Call 05/23/22)(a)	GBP	100	107,954
INEOS Styrolution Group GmbH, 2.25%, 01/16/27 (Call 01/15/23)(a)	EUR	100	92,966
International Consolidated Airlines Group SA, 3.75%, 03/25/29 (Call 12/25/28)(a)	EUR	100	90,821
Jaguar Land Rover Automotive PLC
4.50%, 01/15/26 (Call 10/15/25)(a)	EUR	100	96,002
4.50%, 07/15/28 (Call 07/15/24)(a)	EUR	100	87,974
5.88%, 01/15/28 (Call 01/15/24)(b)	USD	150	130,500
Jerrold Finco PLC, 4.88%, 01/15/26 (Call 05/30/22)(a)	GBP	100	119,629
Market Bidco Finco PLC, 5.50%, 11/04/27 (Call 11/04/24)(a)	GBP	100	111,913
Metro Bank PLC, 5.50%, 06/26/28 (Call 06/26/23)(a)(d)	GBP	100	80,017
Motion Finco Sarl, 7.00%, 05/15/25 (Call 05/30/22)(a)	EUR	100	108,348
NGG Finance PLC
2.13%, 09/05/82 (Call 06/05/27)(a)(d)	EUR	100	93,785
5.63%, 06/18/73 (Call 06/18/25)(a)(d)	GBP	100	126,256
Nomad Foods Bondco PLC, 2.50%, 06/24/28 (Call 06/24/24)(a)	EUR	100	94,225
Ocado Group PLC, 3.88%, 10/08/26 (Call 10/08/23)(a)	GBP	100	108,557
Pinewood Finance Co. Ltd., 3.25%, 09/30/25 (Call 05/30/22)(a)	GBP	100	119,763
Pinnacle Bidco PLC, 5.50%, 02/15/25 (Call 05/30/22)(a)	EUR	100	105,375
Playtech PLC, 4.25%, 03/07/26 (Call 05/30/22)(a)	EUR	100	104,869
Rolls-Royce PLC
1.63%, 05/09/28 (Call 02/09/28)(a)	EUR	100	88,683
3.38%, 06/18/26	GBP	100	115,399
5.75%, 10/15/27 (Call 07/15/27)(b)	USD	150	144,938
Stonegate Pub Co. Financing 2019 PLC, 8.25%, 07/31/25 (Call 07/31/22)(a)	GBP	100	127,194

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
Thames Water Utilities Finance PLC, 5.75%, 09/13/30 (Call 09/13/22)(d)	GBP	125	$158,770
TI Automotive Finance PLC, 3.75%, 04/15/29 (Call 04/15/24)(a)	EUR	100	88,276
Very Group Funding PLC (The), 6.50%, 08/01/26 (Call 08/01/23)(a)	GBP	100	113,774
Victoria PLC, 3.63%, 08/24/26 (Call 02/28/23)(a)	EUR	100	97,683
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(b)	USD	100	87,369
Virgin Media Secured Finance PLC
4.25%, 01/15/30 (Call 10/15/24)(a)	GBP	150	162,997
4.50%, 08/15/30 (Call 08/15/25)(b)	USD	50	43,200
5.00%, 04/15/27 (Call 05/09/22)(a)	GBP	100	122,451
5.50%, 05/15/29 (Call 05/15/24)(b)	USD	125	116,633
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28 (Call 07/15/23)(a)	GBP	100	114,100
Vmed O2 UK Financing I PLC
3.25%, 01/31/31 (Call 01/31/26)(a)	EUR	150	138,017
4.25%, 01/31/31 (Call 01/31/26)(b)	USD	100	84,489
4.75%, 07/15/31 (Call 07/15/26)(b)	USD	100	85,588
Vodafone Group PLC
3.10%, 01/03/79 (Call 10/03/23)(a)(d)	EUR	200	210,611
3.25%, 06/04/81 (Call 06/04/26)(d)	USD	50	45,071
4.13%, 06/04/81 (Call 03/04/31)(d)	USD	75	64,275
4.88%, 10/03/78 (Call 07/03/25)(a)(d)	GBP	100	123,968
7.00%, 04/04/79 (Call 01/04/29)(d)	USD	150	157,500
Zenith Finco PLC, 6.50%, 06/30/27 (Call 01/28/24)(a)	GBP	100	111,962

			6,144,652

United States — 64.9%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	USD	45	39,263
6.00%, 08/01/29 (Call 08/01/24)(b)(c)	USD	35	30,581
7.00%, 11/15/25 (Call 05/31/22)(b)(c)	USD	90	87,543
10.13%, 08/01/26 (Call 08/01/22)(b)(c)	USD	30	31,240
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(b)(c)	USD	50	42,497
5.13%, 03/01/30 (Call 03/01/25)(b)(c)	USD	35	30,100
ADLER Group SA, 2.25%, 04/27/27 (Call 01/27/27)(a)	EUR	100	68,670
ADT Security Corp. (The)
4.13%, 06/15/23	USD	40	39,680
4.13%, 08/01/29 (Call 08/01/28)(b)	USD	75	63,844
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(b)	USD	55	50,082
3.50%, 03/15/29 (Call 09/15/23)(b)(c)	USD	100	84,208
4.63%, 01/15/27 (Call 01/15/23)(b)	USD	95	88,966
4.88%, 02/15/30 (Call 02/15/25)(b)	USD	75	67,969
5.88%, 02/15/28 (Call 08/15/22)(b)	USD	75	72,694
7.50%, 03/15/26 (Call 05/31/22)(b)	USD	50	52,578
Alcoa Nederland Holding BV, 6.13%, 05/15/28 (Call 05/15/23)(b)	USD	150	151,766
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(b)	USD	90	82,855
5.88%, 11/01/29 (Call 11/01/24)(b)	USD	30	27,745
6.75%, 10/15/27 (Call 10/15/22)(b)	USD	80	75,493
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29 (Call 06/01/24)(b)(c)	USD	75	61,650
6.63%, 07/15/26 (Call 07/15/22)(b)	USD	170	164,492
9.75%, 07/15/27 (Call 07/15/22)(b)	USD	90	87,030

Security		Par (000)	Value

United States (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28 (Call 06/01/24)(b)	USD	150	$132,319
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl, 3.63%, 06/01/28 (Call 06/01/24)(a)	EUR	100	90,698
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(b)	USD	60	51,900
4.75%, 10/01/27 (Call 10/01/22)(b)(c)	USD	50	47,833
5.88%, 06/01/29 (Call 06/01/24)(b)(c)	USD	45	44,178
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)(c)	USD	80	82,212
AMC Entertainment Holdings Inc., 7.50%, 02/15/29 (Call 02/15/25)(b)	USD	70	64,015
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)	USD	75	65,395
4.75%, 08/01/25 (Call 05/31/22)(c)	USD	50	48,281
5.00%, 04/01/24 (Call 05/31/22)	USD	21	20,790
American Airlines Group Inc., 3.75%, 03/01/25(b)(c)	USD	65	58,204
American Airlines Inc., 11.75%, 07/15/25(b)	USD	175	201,250
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(b)	USD	255	250,917
5.75%, 04/20/29(b)	USD	260	250,952
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(c)	USD	50	43,000
6.25%, 03/15/26 (Call 05/10/22)(c)	USD	22	20,977
6.50%, 04/01/27 (Call 05/31/22)(c)	USD	35	32,439
6.88%, 07/01/28 (Call 07/01/23)(c)	USD	25	23,449
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29 (Call 11/15/24)(b)(c)	USD	25	22,094
4.00%, 01/15/28 (Call 01/15/23)(b)	USD	50	46,374
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	USD	40	39,438
5.63%, 05/20/24 (Call 03/20/24)	USD	60	59,946
5.75%, 05/20/27 (Call 02/20/27)	USD	50	48,663
5.88%, 08/20/26 (Call 05/20/26)	USD	50	49,250
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(b)	USD	70	65,728
5.75%, 03/01/27 (Call 05/16/22)(b)	USD	60	58,500
5.75%, 01/15/28 (Call 01/15/23)(b)	USD	30	28,993
7.88%, 05/15/26 (Call 05/15/23)(b)	USD	50	52,303
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(b)(c)	USD	60	58,575
7.63%, 02/01/29 (Call 02/01/24)(b)	USD	21	22,211
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(c)	USD	75	69,705
4.38%, 10/15/28 (Call 07/15/28)	USD	25	23,404
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(b)	USD	65	53,099
6.75%, 02/15/27 (Call 02/15/23)(b)(c)	USD	30	29,657
Aramark Services Inc.
5.00%, 04/01/25 (Call 05/31/22)(b)(c)	USD	50	49,505
5.00%, 02/01/28 (Call 02/01/23)(b)	USD	95	88,599
6.38%, 05/01/25 (Call 05/31/22)(b)	USD	95	96,626
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(b)	USD	55	48,908
6.13%, 12/01/28 (Call 12/01/23)(b)(c)	USD	50	43,217
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/23)(b)	USD	65	62,952
6.88%, 04/01/27 (Call 05/31/22)(b)(c)	USD	40	39,713

50	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Arconic Corp.
6.00%, 05/15/25 (Call 05/31/22)(b)	USD	70	$70,414
6.13%, 02/15/28 (Call 02/15/23)(b)(c)	USD	65	62,969
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 2.00%, 09/01/28 (Call 05/15/24)(a)	EUR	100	89,896
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
2.13%, 08/15/26 (Call 08/15/22)(a)	EUR	100	94,286
5.25%, 08/15/27 (Call 08/15/22)(b)	USD	225	193,286
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)(c)	USD	25	23,242
4.63%, 11/15/29 (Call 11/15/24)(b)	USD	60	53,951
4.75%, 03/01/30 (Call 03/01/25)	USD	25	22,328
5.00%, 02/15/32 (Call 11/15/26)(b)(c)	USD	50	44,409
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(b)(c)	USD	25	24,116
7.00%, 11/01/26 (Call 05/31/22)(b)	USD	50	50,396
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30 (Call 04/01/25)(b)	USD	30	24,489
ASP Unifrax Holdings Inc.
5.25%, 09/30/28 (Call 09/30/24)(b)	USD	60	52,694
7.50%, 09/30/29 (Call 09/30/24)(b)(c)	USD	40	32,868
AssuredPartners Inc., 5.63%, 01/15/29 (Call 12/15/23)(b)(c)	USD	75	65,959
Audacy Capital Corp.
6.50%, 05/01/27 (Call 05/16/22)(b)	USD	25	21,500
6.75%, 03/31/29 (Call 03/31/24)(b)	USD	50	43,305
Autostrade per l’Italia SpA, 2.00%, 01/15/30 (Call 10/15/29)(a)	EUR	100	94,888
Avantor Funding Inc.
2.63%, 11/01/25 (Call 11/01/22)(a)	EUR	100	102,574
3.88%, 11/01/29 (Call 11/01/24)(b)(c)	USD	85	76,394
4.63%, 07/15/28 (Call 07/15/23)(b)(c)	USD	105	100,012
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(b)(c)	USD	75	69,325
Avient Corp., 5.75%, 05/15/25 (Call 05/31/22)(b)	USD	45	45,418
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(b)(c)	USD	50	46,313
5.38%, 03/01/29 (Call 03/01/24)(b)(c)	USD	40	37,707
5.75%, 07/15/27 (Call 07/15/22)(b)	USD	30	29,660
Avis Budget Finance PLC, 4.75%, 01/30/26 (Call 05/30/22)(a)	EUR	100	104,573
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(b)(c)	USD	100	86,263
B&G Foods Inc.
5.25%, 04/01/25 (Call 05/31/22)(c)	USD	65	61,636
5.25%, 09/15/27 (Call 05/31/22)	USD	45	41,086
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	USD	125	104,544
3.13%, 09/15/31 (Call 06/15/31)	USD	70	58,712
4.00%, 11/15/23(c)	USD	75	74,812
4.38%, 12/15/23	EUR	100	109,526
4.88%, 03/15/26 (Call 12/15/25)	USD	45	45,107
5.25%, 07/01/25(c)	USD	75	76,905
Banco BPM SpA, 1.75%, 01/28/25(a)	EUR	100	103,677
Banco Comercial Portugues SA
1.75%, 04/07/28 (Call 04/07/27)(a)(d)	EUR	100	90,089
3.87%, 03/27/30 (Call 03/27/25)(a)(d)	EUR	100	95,613
Banco de Sabadell SA, 1.13%, 03/27/25(a)	EUR	100	100,170
Bath & Body Works Inc. 5.25%, 02/01/28(c)	USD	40	38,612

Security		Par (000)	Value

United States (continued)
6.63%, 10/01/30 (Call 10/01/25)(b)	USD	85	$84,728
7.50%, 06/15/29 (Call 06/15/24)	USD	40	41,300
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/22)(b)(c)	USD	120	113,452
9.25%, 04/01/26 (Call 05/31/22)(b)(c)	USD	115	114,137
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(b)(c)	USD	100	88,183
5.00%, 01/30/28 (Call 01/30/23)(b)	USD	130	95,819
5.25%, 01/30/30 (Call 01/30/25)(b)	USD	105	72,732
5.50%, 11/01/25 (Call 05/30/22)(b)	USD	170	164,475
5.75%, 08/15/27 (Call 08/15/22)(b)	USD	40	37,400
6.13%, 04/15/25 (Call 05/16/22)(b)	USD	268	268,788
6.25%, 02/15/29 (Call 02/15/24)(b)	USD	110	80,025
7.00%, 01/15/28 (Call 01/15/23)(b)	USD	70	57,593
7.25%, 05/30/29 (Call 05/30/24)(b)	USD	70	52,865
9.00%, 12/15/25 (Call 05/30/22)(b)	USD	140	140,350
Bayer AG, 5.38%, 03/25/82 (Call 06/25/30)(a)(d)	EUR	100	105,137
Belden Inc., 3.88%, 03/15/28 (Call 03/15/23)(a)	EUR	150	150,656
Berry Global Inc., 5.63%, 07/15/27 (Call 07/15/22)(b)(c)	USD	30	29,812
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(b)(c)	USD	75	69,375
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)(b)(c)	USD	75	68,349
3.50%, 06/01/31 (Call 03/01/31)(b)	USD	80	67,000
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(b)	USD	50	46,000
4.00%, 07/01/29 (Call 07/01/24)(b)	USD	55	50,600
Boxer Parent Co. Inc., 6.50%, 10/02/25 (Call 06/01/22)(a)	EUR	100	105,314
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)(c)	USD	75	70,500
4.75%, 06/15/31 (Call 06/15/26)(b)(c)	USD	65	58,825
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 05/31/22)(b)	USD	85	76,712
Brink’s Co. (The), 5.50%, 07/15/25 (Call 07/15/22)(b)	USD	65	64,982
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 4.50%, 04/01/27 (Call 10/01/23)(b)	USD	70	63,390
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	USD	50	47,066
4.13%, 03/01/25 (Call 02/01/25)(b)	USD	25	23,919
4.13%, 12/01/27 (Call 09/01/27)(c)	USD	25	22,838
4.15%, 07/01/23 (Call 04/01/23)	USD	50	49,577
4.50%, 03/01/28 (Call 12/01/27)(b)	USD	50	45,571
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(b)(c)	USD	90	76,837
5.00%, 03/01/30 (Call 03/01/25)(b)	USD	50	46,282
6.75%, 06/01/27 (Call 06/01/22)(b)	USD	40	41,020
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(b)(c)	USD	120	103,566
6.25%, 07/01/25 (Call 07/01/22)(b)	USD	255	257,938
8.13%, 07/01/27 (Call 07/01/23)(b)(c)	USD	135	140,868
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%, 07/01/25 (Call 07/01/22)(b)	USD	85	86,806
Callon Petroleum Co.
6.13%, 10/01/24 (Call 05/31/22)	USD	35	34,563
8.00%, 08/01/28 (Call 08/01/24)(b)(c)	USD	50	51,475
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(b)	USD	75	63,234
4.50%, 02/15/28 (Call 02/15/23)(b)	USD	105	97,356
4.63%, 02/01/29 (Call 02/01/24)(b)	USD	65	56,654
5.00%, 02/01/31 (Call 02/01/26)(b)(c)	USD	65	55,432

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
5.13%, 03/15/28 (Call 03/15/23)(b)	USD	100	$90,711
5.25%, 06/01/26 (Call 05/31/22)(b)	USD	37	36,741
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 05/31/22)(b)	USD	45	45,423
Carnival PLC, 1.00%, 10/28/29 (Call 07/28/29)	EUR	100	72,941
Carvana Co.
4.88%, 09/01/29 (Call 09/01/24)(b)(c)	USD	50	36,563
5.50%, 04/15/27 (Call 04/15/24)(b)(c)	USD	50	40,372
5.63%, 10/01/25 (Call 10/01/22)(b)(c)	USD	55	47,713
5.88%, 10/01/28 (Call 10/01/23)(b)	USD	40	31,683
10.25%, 05/01/30 (Call 05/01/27)(b)	USD	80	77,400
Catalent Pharma Solutions Inc.
2.38%, 03/01/28 (Call 03/01/23)(a)	EUR	100	92,968
3.13%, 02/15/29 (Call 02/15/24)(b)	USD	40	34,524
3.50%, 04/01/30 (Call 04/01/25)(b)	USD	60	52,050
5.00%, 07/15/27 (Call 07/15/22)(b)	USD	25	24,245
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(b)(c)	USD	225	190,057
4.25%, 01/15/34 (Call 01/15/28)(b)	USD	160	126,937
4.50%, 08/15/30 (Call 02/15/25)(b)	USD	210	183,225
4.50%, 05/01/32 (Call 05/01/26)	USD	235	198,134
4.50%, 06/01/33 (Call 06/01/27)(b)	USD	155	127,197
4.75%, 03/01/30 (Call 09/01/24)(b)	USD	210	187,377
4.75%, 02/01/32 (Call 02/01/27)(b)(c)	USD	95	81,616
5.00%, 02/01/28 (Call 08/01/22)(b)(c)	USD	190	180,975
5.13%, 05/01/27 (Call 05/31/22)(b)(c)	USD	280	272,588
5.38%, 06/01/29 (Call 06/01/24)(b)	USD	140	132,425
5.50%, 05/01/26 (Call 05/31/22)(b)(c)	USD	95	95,237
CDI Escrow Issuer Inc., 5.75%, 04/01/30 (Call 04/01/25)(b)	USD	95	91,514
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	USD	50	50,333
5.00%, 10/15/24 (Call 07/15/24)	USD	40	41,139
5.25%, 05/15/29 (Call 05/15/24)(b)	USD	40	40,316
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	USD	45	42,522
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 05/31/22)	USD	60	58,350
5.50%, 05/01/25 (Call 05/31/22)(b)	USD	50	50,131
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	USD	200	174,500
2.50%, 03/01/31 (Call 12/01/30)	USD	190	157,418
2.63%, 08/01/31 (Call 05/01/31)	USD	110	91,535
3.00%, 10/15/30 (Call 07/15/30)	USD	175	151,376
3.38%, 02/15/30 (Call 02/15/25)	USD	150	133,246
4.25%, 12/15/27 (Call 12/15/22)(c)	USD	190	182,954
4.63%, 12/15/29 (Call 12/15/24)(c)	USD	265	256,553
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)	USD	25	21,596
4.13%, 04/30/31 (Call 04/30/26)(b)(c)	USD	45	38,678
Century Communities Inc., 3.88%, 08/15/29 (Call 02/15/29)(b)	USD	50	42,151
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 05/10/22)(b)	USD	100	99,726
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(b)(c)	USD	50	45,160
4.00%, 03/15/31 (Call 03/15/26)(b)(c)	USD	40	35,573
4.25%, 05/01/28 (Call 05/01/23)(b)(c)	USD	40	38,100
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(b)(c)	USD	70	60,412
5.38%, 05/15/27 (Call 02/15/27)(c)	USD	40	38,631

Security		Par (000)	Value

United States (continued)
5.75%, 11/15/28 (Call 11/15/23)(b)(c)	USD	60	$56,288
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	USD	160	154,712
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)(b)	USD	90	76,351
4.00%, 03/01/31 (Call 03/01/26)	USD	125	113,371
4.50%, 10/01/29 (Call 10/01/24)	USD	115	110,112
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28 (Call 01/15/24)(a)	EUR	100	98,375
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 02/05/23)(b)	USD	30	29,725
5.88%, 02/01/29 (Call 02/05/24)(b)	USD	57	56,288
6.75%, 04/15/29 (Call 04/15/24)(b)	USD	75	75,469
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(b)	USD	85	71,545
5.25%, 05/15/30 (Call 05/15/25)(b)	USD	140	122,850
5.63%, 03/15/27 (Call 12/15/23)(b)(c)	USD	80	76,358
6.00%, 01/15/29 (Call 01/15/24)(b)(c)	USD	70	66,150
6.13%, 04/01/30 (Call 04/01/25)(b)(c)	USD	125	102,250
6.88%, 04/01/28 (Call 04/01/23)(b)(c)	USD	60	46,800
6.88%, 04/15/29 (Call 04/15/24)(b)(c)	USD	145	127,237
8.00%, 03/15/26 (Call 05/31/22)(b)	USD	185	191,475
8.00%, 12/15/27 (Call 12/15/22)(b)(c)	USD	64	66,400
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)(b)	USD	40	37,306
5.50%, 04/01/27 (Call 05/31/22)(b)	USD	55	53,966
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(b)(c)	USD	65	57,622
5.88%, 03/15/26 (Call 03/15/23)(b)(c)	USD	35	32,543
Citgo Holding Inc., 9.25%, 08/01/24 (Call 05/31/22)(b)(c)	USD	100	99,375
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 06/15/23)(b)(c)	USD	45	44,663
7.00%, 06/15/25 (Call 06/15/22)(b)	USD	100	99,324
Clarios Global LP, 6.75%, 05/15/25 (Call 05/30/22)(b)(c)	USD	27	27,558
Clarios Global LP/Clarios US Finance Co.
4.38%, 05/15/26 (Call 05/31/22)(a)	EUR	100	100,837
6.25%, 05/15/26 (Call 05/31/22)(b)(c)	USD	75	75,756
8.50%, 05/15/27 (Call 05/31/22)(b)(c)	USD	145	144,844
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(b)	USD	60	53,370
4.88%, 07/01/29 (Call 06/30/24)(b)	USD	85	74,513
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 08/15/22)(b)(c)	USD	80	74,747
7.50%, 06/01/29 (Call 06/01/24)(b)(c)	USD	100	93,337
7.75%, 04/15/28 (Call 04/15/24)(b)(c)	USD	65	61,032
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(b)(c)	USD	70	60,086
4.75%, 03/15/28 (Call 03/15/23)(b)	USD	60	57,005
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(b)	USD	30	28,001
4.88%, 03/01/31 (Call 03/01/26)(b)(c)	USD	45	41,800
5.88%, 06/01/27 (Call 06/01/22)	USD	50	49,884
6.75%, 03/15/26 (Call 05/31/22)(b)	USD	70	73,325
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29 (Call 04/15/25)(b)	USD	37	36,908
8.75%, 04/15/30 (Call 04/15/25)(b)	USD	95	86,813
CNX Resources Corp., 6.00%, 01/15/29 (Call 01/15/24)(b)(c)	USD	80	79,000
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(b)(c)	USD	80	62,613
3.63%, 10/01/31 (Call 10/01/26)(b)	USD	70	51,625

52	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Colgate Energy Partners III LLC, 5.88%, 07/01/29 (Call 07/01/24)(b)(c)	USD	60	$59,361
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(b)	USD	90	75,433
6.00%, 03/01/26 (Call 05/31/22)(b)	USD	115	108,390
7.13%, 07/01/28 (Call 07/01/23)(b)(c)	USD	65	51,829
8.25%, 03/01/27 (Call 05/31/22)(b)	USD	75	63,750
CommScope Technologies LLC
5.00%, 03/15/27 (Call 05/10/22)(b)(c)	USD	65	51,025
6.00%, 06/15/25 (Call 05/10/22)(b)(c)	USD	131	114,625
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(b)	USD	75	67,094
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(b)(c)	USD	100	96,125
6.75%, 03/01/29 (Call 03/01/24)(b)(c)	USD	80	80,894
Condor Merger Sub Inc., 7.38%, 02/15/30 (Call 02/15/25)(b)	USD	175	156,609
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(b)	USD	35	28,515
6.50%, 10/01/28 (Call 10/01/23)(b)(c)	USD	70	59,990
Constellium SE
3.13%, 07/15/29 (Call 07/15/24)(a)	EUR	100	92,415
3.75%, 04/15/29 (Call 04/15/24)(b)(c)	USD	25	21,625
Coty Inc.
3.88%, 04/15/26 (Call 04/15/23)(a)	EUR	100	98,690
5.00%, 04/15/26 (Call 04/15/23)(b)(c)	USD	70	66,587
6.50%, 04/15/26 (Call 05/31/22)(b)(c)	USD	25	24,313
Coty Inc/HFC Prestige Products Inc/HFC Prestige International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(b)	USD	50	44,326
Covanta Holding Corp, 4.88%, 12/01/29 (Call 12/01/24)(b)	USD	40	36,105
Covanta Holding Corp., 5.00%, 09/01/30 (Call 09/01/25)	USD	35	31,665
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(b)	USD	100	91,625
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/16/22)(b)(c)	USD	50	48,538
5.75%, 04/01/25 (Call 05/31/22)(c)	USD	65	64,225
6.00%, 02/01/29 (Call 02/01/24)(b)	USD	60	58,318
Crown Americas LLC, 5.25%, 04/01/30 (Call 01/01/30)(b)	USD	45	44,606
Crown Americas LLC / Crown Americas Capital Corp VI, 4.25%, 09/30/26 (Call 03/31/26)	USD	25	24,246
Crown European Holdings SA
0.75%, 02/15/23 (Call 01/15/23)(a)	EUR	100	104,261
2.88%, 02/01/26 (Call 08/01/25)(a)	EUR	100	104,869
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(b)(c)	USD	35	34,277
5.63%, 10/15/25 (Call 05/31/22)(b)	USD	75	75,000
CSC Holdings LLC
4.13%, 12/01/30 (Call 12/01/25)(b)(c)	USD	100	82,625
4.50%, 11/15/31 (Call 11/15/26)(b)(c)	USD	100	82,375
4.63%, 12/01/30 (Call 12/01/25)(b)(c)	USD	200	153,000
5.00%, 11/15/31 (Call 11/15/26)(b)(c)	USD	50	38,475
5.25%, 06/01/24(c)	USD	75	73,406
5.38%, 02/01/28 (Call 02/01/23)(b)	USD	200	184,000
5.50%, 04/15/27 (Call 05/31/22)(b)	USD	200	193,086
5.75%, 01/15/30 (Call 01/15/25)(b)	USD	250	205,187
7.50%, 04/01/28 (Call 04/01/23)(b)	USD	125	115,312
Curo Group Holdings Corp., 7.50%, 08/01/28 (Call 08/01/24)(b)	USD	75	62,351

Security		Par (000)	Value

United States (continued)
CVR Energy Inc.
5.25%, 02/15/25 (Call 05/16/22)(b)	USD	45	$43,364
5.75%, 02/15/28 (Call 02/15/23)(b)	USD	35	32,725
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 05/30/22)(b)	USD	25	24,706
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)(c)	USD	40	34,300
5.38%, 11/15/27 (Call 11/15/22)	USD	15	14,175
5.63%, 06/15/28 (Call 06/15/23)(c)	USD	35	33,381
Darling Global Finance BV, 3.63%, 05/15/26 (Call 05/09/22)(a)	EUR	100	104,873
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)(c)	USD	130	105,495
4.63%, 06/01/30 (Call 06/01/25)(b)	USD	215	186,580
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)(c)	USD	50	42,404
3.88%, 03/15/23 (Call 12/15/22)(c)	USD	40	39,915
5.13%, 05/15/29 (Call 02/15/29)(c)	USD	25	24,594
5.38%, 07/15/25 (Call 04/15/25)	USD	55	55,004
5.63%, 07/15/27 (Call 04/15/27)	USD	25	25,299
5.85%, 05/21/43 (Call 05/21/23)(b)(d)	USD	50	45,375
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	USD	75	71,437
3.75%, 10/28/29 (Call 07/28/29)(c)	USD	50	44,125
3.80%, 04/19/23 (Call 03/19/23)	USD	40	39,937
4.38%, 04/19/28 (Call 01/19/28)(c)	USD	25	23,430
7.38%, 01/15/26 (Call 12/15/25)	USD	70	74,223
Deutsche Lufthansa AG, 2.88%, 02/11/25 (Call 01/11/25)(a)	EUR	100	100,876
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(b)	USD	330	120,509
6.63%, 08/15/27 (Call 08/15/22)(b)	USD	200	42,288
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 05/31/22)(c)	USD	25	16,281
9.38%, 07/15/25 (Call 07/15/22)(b)	USD	70	61,950
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(b)	USD	275	259,187
DISH DBS Corp.
5.25%, 12/01/26 (Call 06/01/26)(b)	USD	235	215,178
5.75%, 12/01/28 (Call 12/01/27)(b)	USD	200	179,396
5.88%, 11/15/24(c)	USD	175	169,420
7.38%, 07/01/28 (Call 07/01/23)(c)	USD	55	48,435
7.75%, 07/01/26(c)	USD	150	141,282
5.13%, 06/01/29	USD	140	108,430
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)(c)	USD	40	30,927
4.75%, 02/15/28 (Call 08/15/27)	USD	40	34,150
9.75%, 06/15/25 (Call 06/15/22)	USD	60	62,850
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)	USD	50	48,480
4.35%, 04/15/29 (Call 01/15/29)	USD	25	23,031
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(b)	USD	75	68,437
4.38%, 06/15/31 (Call 06/15/26)(b)	USD	90	80,775
Duke Energy Carolinas LLC, 4.75%, 02/01/26 (Call 05/31/22)	USD	75	74,374
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(b)(c)	USD	30	26,667
5.50%, 06/01/28 (Call 06/01/23)(b)(c)	USD	55	53,034
Elanco Animal Health Inc., 6.40%, 08/28/28 (Call 05/28/28)	USD	50	51,625

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(b)	USD	50	$49,784
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	USD	55	50,607
4.63%, 04/01/31 (Call 04/01/26)	USD	40	35,234
4.75%, 02/01/30 (Call 02/01/25)	USD	80	72,040
Encore Capital Group Inc., 5.38%, 02/15/26 (Call 11/15/22)(a)	GBP	100	123,619
Endeavor Energy Resources LP/EER Finance Inc.
5.75%, 01/30/28 (Call 01/30/23)(b)(c)	USD	50	50,177
6.63%, 07/15/25 (Call 07/15/22)(b)	USD	60	61,650
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 06/30/28 (Call 06/30/23)(b)	USD	91	39,541
9.50%, 07/31/27 (Call 07/31/23)(b)(c)	USD	72	56,520
Endo Luxembourg Finance Co. I Sarl/Endo U.S. Inc., 6.13%, 04/01/29 (Call 04/01/24)(b)	USD	100	87,000
Energizer Gamma Acquisition BV, 3.50%, 06/30/29 (Call 06/30/24)(a)	EUR	100	87,780
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(b)	USD	55	45,729
4.75%, 06/15/28 (Call 06/15/23)(b)	USD	50	43,569
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	USD	65	62,958
4.40%, 04/01/24 (Call 01/01/24)	USD	25	24,719
4.85%, 07/15/26 (Call 04/15/26)	USD	40	39,009
Enstar Finance LLC, 5.50%, 01/15/42 (Call 01/15/27)(d)	USD	25	23,203
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	USD	50	48,349
4.13%, 12/01/26 (Call 09/01/26)	USD	25	23,111
4.50%, 01/15/29 (Call 07/15/28)(b)	USD	70	62,663
4.75%, 07/15/23 (Call 06/15/23)	USD	50	49,763
4.75%, 01/15/31 (Call 07/15/30)(b)	USD	75	66,937
5.50%, 07/15/28 (Call 04/15/28)	USD	75	71,625
6.00%, 07/01/25 (Call 04/01/25)(b)	USD	60	59,443
6.50%, 07/01/27 (Call 01/01/27)(b)	USD	75	75,377
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/22)(b)(c)	USD	75	68,182
5.25%, 05/15/26 (Call 02/15/26)(b)(c)	USD	25	25,125
Faurecia SE, 2.38%, 06/15/27 (Call 06/15/23)(a)	EUR	100	88,910
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 04/01/23)(b)	USD	65	59,105
5.88%, 04/01/29 (Call 04/01/24)(b)	USD	60	52,289
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29 (Call 01/15/25)(b)	USD	75	68,017
6.75%, 01/15/30 (Call 01/15/25)(b)	USD	90	77,913
Fifth Third Bancorp., Series H, 5.10%, (Call 06/30/23)(c)(d)(e)	USD	50	48,465
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/23)(b)	USD	50	45,500
5.63%, 01/01/30 (Call 01/01/25)(b)(c)	USD	35	32,550
FirstEnergy Corp.
2.65%, 03/01/30 (Call 12/01/29)	USD	50	42,352
Series B, 2.25%, 09/01/30 (Call 06/01/30)	USD	50	41,637
Series B, 4.15%, 07/15/27 (Call 04/15/27)	USD	100	97,125
Ford Credit Canada Co, 2.96%, 09/16/26 (Call 08/16/26)	CAD	75	52,581
Ford Credit Canada Co.
3.50%, 11/30/23	CAD	100	76,013
3.74%, 05/08/23	CAD	100	76,957
4.46%, 11/13/24	CAD	50	38,109

Security		Par (000)	Value

United States (continued)
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	USD	285	$230,907
4.35%, 12/08/26 (Call 09/08/26)(c)	USD	200	192,000
Ford Motor Credit Co. LLC
1.51%, 02/17/23	EUR	100	105,103
1.74%, 07/19/24	EUR	100	101,410
2.30%, 02/10/25 (Call 01/10/25)	USD	100	92,823
2.70%, 08/10/26 (Call 07/10/26)(c)	USD	175	155,863
3.10%, 05/04/23	USD	50	49,375
3.25%, 09/15/25	EUR	100	103,172
3.37%, 11/17/23	USD	150	147,591
3.38%, 11/13/25 (Call 10/13/25)	USD	200	188,375
3.63%, 06/17/31 (Call 03/17/31)	USD	150	124,687
3.81%, 01/09/24 (Call 11/09/23)	USD	150	147,892
3.82%, 11/02/27 (Call 08/02/27)	USD	100	91,267
4.00%, 11/13/30 (Call 08/13/30)(c)	USD	125	108,748
4.06%, 11/01/24 (Call 10/01/24)(c)	USD	200	195,877
4.95%, 05/28/27 (Call 04/28/27)	USD	125	120,965
5.11%, 05/03/29 (Call 02/03/29)	USD	200	189,500
5.13%, 06/16/25 (Call 05/16/25)	USD	365	361,532
5.58%, 03/18/24 (Call 02/18/24)	USD	50	50,375
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(b)	USD	60	51,600
6.50%, 10/01/25 (Call 05/31/22)(b)	USD	85	80,962
9.75%, 08/01/27 (Call 08/01/23)(b)	USD	40	40,850
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 01/15/24)(b)	USD	60	51,900
7.63%, 05/01/26 (Call 05/01/23)(b)(c)	USD	45	40,950
8.13%, 11/15/24 (Call 05/31/22)(b)	USD	30	29,066
8.25%, 04/15/25 (Call 05/31/22)(b)	USD	45	43,420
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(b)	USD	115	104,785
5.88%, 10/15/27 (Call 10/15/23)(b)(c)	USD	110	105,224
5.88%, 11/01/29 (Call 11/01/24)(c)	USD	75	65,156
6.00%, 01/15/30 (Call 10/15/24)(b)(c)	USD	80	69,700
6.75%, 05/01/29 (Call 05/01/24)(b)	USD	60	54,049
FXI Holdings Inc.
7.88%, 11/01/24 (Call 05/31/22)(b)(c)	USD	39	38,354
12.25%, 11/15/26 (Call 11/15/22)(b)	USD	49	51,960
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(b)(c)	USD	50	40,750
3.88%, 10/01/31 (Call 10/01/26)(b)(c)	USD	50	39,772
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(b)(c)	USD	40	35,977
3.75%, 10/01/30 (Call 10/01/25)(b)	USD	80	71,188
4.50%, 07/01/28 (Call 07/01/23)(b)	USD	50	47,926
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25 (Call 05/31/22)(c)	USD	45	42,653
7.75%, 02/01/28 (Call 02/01/23)(c)	USD	55	52,938
8.00%, 01/15/27 (Call 01/15/24)(c)	USD	70	68,666
Global Atlantic Fin Co., 4.70%, 10/15/51 (Call 07/15/26)(b)(c)(d)	USD	50	45,209
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(b)	USD	50	44,438
5.25%, 12/01/27 (Call 06/01/22)(b)	USD	50	49,348
Goodyear Europe BV, 2.75%, 08/15/28 (Call 08/15/24)(a)	EUR	100	90,324
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(c)	USD	65	60,518
5.00%, 05/31/26 (Call 05/31/22)	USD	65	62,262
5.00%, 07/15/29 (Call 04/15/29)	USD	70	62,419

54	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
5.25%, 04/30/31 (Call 01/30/31)(c)	USD	50	$43,533
5.25%, 07/15/31 (Call 04/15/31)(c)	USD	45	38,813
5.63%, 04/30/33 (Call 01/30/33)	USD	35	29,864
9.50%, 05/31/25 (Call 05/31/22)	USD	55	57,674
Grand Canyon University
4.13%, 10/01/24	USD	50	48,525
5.13%, 10/01/28 (Call 08/01/28)	USD	50	48,075
Graphic Packaging International LLC
3.50%, 03/15/28(b)	USD	25	22,651
3.75%, 02/01/30 (Call 08/01/29)(b)	USD	45	39,544
Gray Escrow II Inc., 5.38%, 11/15/31 (Call 11/15/26)(b)	USD	120	103,446
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(b)(c)	USD	50	43,500
5.88%, 07/15/26 (Call 05/31/22)(b)	USD	65	65,309
7.00%, 05/15/27 (Call 05/15/22)(b)(c)	USD	40	41,229
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	USD	80	71,400
Grifols SA, 1.63%, 02/15/25 (Call 05/30/22)(a)	EUR	100	98,665
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/31/22)(b)	USD	25	24,691
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(b)	USD	100	87,062
Hanesbrands Finance Luxembourg SCA, 3.50%, 06/15/24 (Call 03/15/24)(a)	EUR	100	106,929
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(b)	USD	65	64,421
4.88%, 05/15/26 (Call 02/15/26)(b)(c)	USD	65	63,165
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26 (Call 03/15/26)(b)	USD	95	87,120
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(b)	USD	100	97,625
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	USD	190	169,803
5.38%, 02/01/25	USD	200	205,750
5.38%, 09/01/26 (Call 03/01/26)(c)	USD	75	76,801
5.63%, 09/01/28 (Call 03/01/28)	USD	115	118,881
5.88%, 05/01/23	USD	100	103,045
5.88%, 02/15/26 (Call 08/15/25)	USD	140	144,550
5.88%, 02/01/29 (Call 08/01/28)	USD	100	104,059
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(b)	USD	30	29,513
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(b)(c)	USD	100	97,970
Hertz Corp. (The)
4.63%, 12/01/26 (Call 12/01/23)(b)	USD	50	45,522
5.00%, 12/01/29 (Call 12/01/24)(b)	USD	80	70,000
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(b)(c)	USD	70	63,932
5.13%, 06/15/28 (Call 06/15/23)(b)(c)	USD	45	43,652
5.50%, 10/15/30 (Call 10/15/25)(b)	USD	35	34,475
5.63%, 02/15/26 (Call 05/31/22)(b)	USD	50	50,003
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(b)	USD	45	43,980
6.00%, 04/15/30 (Call 04/15/25)(b)	USD	35	34,541
6.00%, 02/01/31 (Call 02/01/26)(b)	USD	45	43,492
6.25%, 11/01/28 (Call 11/01/23)(b)	USD	50	49,570
6.25%, 04/15/32 (Call 05/15/27)(b)	USD	40	39,050
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(b)	USD	105	88,987
3.75%, 05/01/29 (Call 05/01/24)(b)	USD	75	68,062
4.00%, 05/01/31 (Call 05/01/26)(b)(c)	USD	75	66,562
4.88%, 01/15/30 (Call 01/15/25)(c)	USD	105	101,456
5.38%, 05/01/25 (Call 05/10/22)(b)(c)	USD	10	10,164

Security		Par (000)	Value

United States (continued)
5.75%, 05/01/28 (Call 05/01/23)(b)(c)	USD	40	$40,600
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(b)(c)	USD	55	48,043
5.00%, 06/01/29 (Call 06/01/24)(b)	USD	50	44,772
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 05/16/22)	USD	60	59,690
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(b)	USD	50	40,125
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(b)	USD	75	66,540
4.63%, 02/01/28 (Call 02/01/23)(b)(c)	USD	25	24,500
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(b)(c)	USD	40	35,956
4.38%, 02/01/31 (Call 02/01/26)(b)(c)	USD	65	57,731
5.38%, 08/01/28 (Call 08/01/23)(b)	USD	65	63,043
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	USD	75	65,485
5.13%, 10/01/24 (Call 07/01/24)	USD	55	55,976
6.88%, 05/01/25 (Call 04/01/25)	USD	55	58,103
HUB International Ltd.
5.63%, 12/01/29 (Call 12/01/24)(b)(c)	USD	40	36,666
7.00%, 05/01/26 (Call 05/10/22)(b)	USD	125	123,734
Hughes Satellite Systems Corp.
5.25%, 08/01/26	USD	70	68,600
6.63%, 08/01/26(c)	USD	50	49,959
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	USD	60	51,681
4.75%, 09/15/24 (Call 06/15/24)	USD	100	97,500
5.25%, 05/15/27 (Call 11/15/26)(c)	USD	117	109,401
6.25%, 05/15/26 (Call 05/31/22)	USD	105	103,950
6.38%, 12/15/25 (Call 05/31/22)	USD	45	44,814
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(b)(c)	USD	40	36,157
5.25%, 08/15/27 (Call 08/15/22)(b)	USD	70	65,689
6.38%, 05/01/26 (Call 05/16/22)	USD	50	50,150
8.38%, 05/01/27 (Call 05/16/22)(c)	USD	105	103,950
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(b)(c)	USD	150	139,996
INEOS Quattro Finance 2 PLC, 2.50%, 01/15/26 (Call 01/15/23)(a)	EUR	100	97,172
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(b)(c)	USD	250	235,685
International Game Technology PLC
3.50%, 06/15/26 (Call 06/15/22)(a)	EUR	150	153,799
4.13%, 04/15/26 (Call 04/15/23)(b)	USD	50	47,030
6.25%, 01/15/27 (Call 07/15/26)(b)	USD	110	111,674
6.50%, 02/15/25 (Call 08/15/24)(b)(c)	USD	100	101,317
IQVIA Inc.
2.25%, 03/15/29 (Call 03/15/24)(a)	EUR	100	92,352
2.88%, 06/15/28 (Call 06/15/23)(a)	EUR	100	96,441
5.00%, 05/15/27 (Call 05/31/22)(b)(c)	USD	175	173,582
IRB Holding Corp., 7.00%, 06/15/25 (Call 06/15/22)(b)	USD	50	51,316
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(b)	USD	85	73,049
4.88%, 09/15/27 (Call 09/15/22)(b)	USD	75	71,458
4.88%, 09/15/29 (Call 09/15/24)(b)	USD	60	54,996
5.00%, 07/15/28 (Call 07/15/23)(b)(c)	USD	55	51,966
5.25%, 03/15/28 (Call 12/27/22)(b)	USD	55	52,470
5.25%, 07/15/30 (Call 07/15/25)(b)(c)	USD	100	91,500
5.63%, 07/15/32 (Call 07/15/26)(b)	USD	60	54,335

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(b)	USD	55	$48,400
Iron Mountain UK PLC, 3.88%, 11/15/25 (Call 05/09/22)(a)	GBP	100	123,725
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)(c)	USD	20	19,100
4.75%, 10/01/24 (Call 07/01/24)	USD	75	72,937
5.50%, 02/15/26 (Call 08/15/22)(c)	USD	50	48,603
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(b)	USD	90	79,650
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(b)(c)	USD	110	101,113
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(b)	USD	75	68,156
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 05/31/22)(b)	USD	25	23,564
4.88%, 12/15/27 (Call 12/15/22)(b)(c)	USD	25	22,674
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(b)(c)	USD	35	30,179
4.63%, 03/01/28 (Call 03/01/23)(b)(c)	USD	50	45,550
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)(c)	USD	30	27,673
4.75%, 02/01/30 (Call 09/01/24)	USD	50	45,082
5.00%, 03/01/31 (Call 03/01/26)	USD	61	55,233
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 06/01/22)(b)	USD	75	74,812
Kleopatra Holdings 2 SCA, 6.50%, 09/01/26 (Call 03/01/23)(a)	EUR	100	76,777
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(b)	USD	45	41,116
6.75%, 07/15/26 (Call 07/15/22)(b)	USD	40	38,400
8.25%, 11/01/29 (Call 11/01/24)(b)	USD	45	36,935
10.50%, 07/15/27 (Call 07/15/22)(b)(c)	USD	35	33,759
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(b)	USD	60	55,001
4.75%, 06/15/29 (Call 06/15/24)(b)(c)	USD	45	40,332
5.25%, 10/01/25 (Call 05/16/22)(b)	USD	4	3,925
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)	USD	45	39,150
3.75%, 02/15/28 (Call 02/15/23)	USD	50	46,125
4.00%, 02/15/30 (Call 02/15/25)	USD	35	31,349
4.88%, 01/15/29 (Call 01/15/24)	USD	40	37,855
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(b)	USD	50	44,619
4.38%, 01/31/32 (Call 01/31/27)(b)(c)	USD	75	67,038
4.88%, 05/15/28 (Call 11/15/27)(b)	USD	35	33,816
Laredo Petroleum Inc.
7.75%, 07/31/29 (Call 07/31/24)(b)(c)	USD	25	24,462
9.50%, 01/15/25 (Call 05/31/22)	USD	50	51,375
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/24)(b)	USD	75	61,197
LCM Investments Holdings II LLC, 4.88%, 05/01/29 (Call 05/01/24)(b)	USD	65	56,875
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(b)	USD	75	68,064
6.75%, 10/15/27 (Call 10/15/22)(b)	USD	90	89,603
LD Holdings Group LLC
6.13%, 04/01/28 (Call 04/01/24)(b)(c)	USD	40	30,200
6.50%, 11/01/25 (Call 11/01/22)(b)	USD	50	41,349
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 05/31/22)(b)(c)	USD	60	55,363
6.75%, 04/15/25 (Call 05/31/22)(b)(c)	USD	35	35,554
Level 3 Financing Inc. 3.63%, 01/15/29 (Call 01/15/24)(b)	USD	80	65,100

Security		Par (000)	Value

United States (continued)
3.75%, 07/15/29 (Call 01/15/24)(b)	USD	65	$52,479
4.25%, 07/01/28 (Call 07/01/23)(b)	USD	100	84,217
4.63%, 09/15/27 (Call 09/15/22)(b)	USD	75	67,219
5.25%, 03/15/26 (Call 05/31/22)(c)	USD	50	48,500
5.38%, 05/01/25 (Call 05/31/22)	USD	45	44,502
Levi Strauss & Co., 3.38%, 03/15/27 (Call 05/09/22)	EUR	100	103,912
Liberty Mutual Group Inc.
3.63%, 05/23/59 (Call 05/23/24)(a)(d)	EUR	100	101,038
4.13%, 12/15/51 (Call 09/15/26)(b)(d)	USD	100	90,405
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/23)(b)	USD	68	65,794
8.00%, 04/15/26 (Call 02/01/23)(b)(c)	USD	45	43,880
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(b)(c)	USD	45	38,835
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 04/15/24)(b)(c)	USD	65	57,571
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(b)(c)	USD	100	90,332
4.38%, 01/15/31 (Call 10/15/25)(b)(c)	USD	40	36,704
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(b)	USD	35	31,763
4.75%, 10/15/27 (Call 10/15/22)(b)(c)	USD	100	93,200
6.50%, 05/15/27 (Call 05/15/23)(b)	USD	110	113,300
Lkq Italia Bondco Di Lkq Italia Bondco Gp SRL E C SAPA, 3.88%, 04/01/24 (Call 01/01/24)(a)	EUR	100	108,747
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(b)	USD	60	54,600
4.38%, 05/15/31 (Call 05/15/26)(b)(c)	USD	35	31,894
4.63%, 11/15/27 (Call 11/15/22)(b)	USD	50	47,353
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(b)	USD	80	71,000
4.50%, 01/15/29 (Call 01/15/24)(b)	USD	85	67,293
5.13%, 12/15/26 (Call 12/15/22)(b)(c)	USD	105	94,832
5.38%, 06/15/29 (Call 06/15/24)(b)	USD	90	73,443
5.63%, 04/01/25 (Call 01/01/25)	USD	65	63,200
Series W, 6.75%, 12/01/23(c)	USD	75	76,249
Series Y, 7.50%, 04/01/24 (Call 01/01/24)	USD	50	51,350
Macy’s Retail Holdings LLC
5.88%, 04/01/29 (Call 04/01/24)(b)	USD	35	33,229
5.88%, 03/15/30 (Call 03/15/25)(b)	USD	35	32,813
6.13%, 03/15/32 (Call 03/15/27)(b)	USD	40	36,845
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(b)(c)	USD	50	43,875
5.88%, 06/30/29 (Call 06/30/24)(b)	USD	80	65,200
Mahle GmbH, 2.38%, 05/14/28 (Call 02/14/28)(a)	EUR	100	83,657
Marriott Ownership Resorts Inc.
4.50%, 06/15/29 (Call 06/15/24)(b)	USD	35	30,984
6.13%, 09/15/25 (Call 05/31/22)(b)(c)	USD	7	7,166
Matador Resources Co., 5.88%, 09/15/26 (Call 05/16/22)	USD	80	78,253
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(b)(c)	USD	60	49,950
4.13%, 08/01/30 (Call 05/01/25)(b)(c)	USD	40	35,597
4.63%, 06/01/28 (Call 06/01/23)(b)(c)	USD	35	32,683
5.00%, 12/15/27 (Call 12/15/22)(b)(c)	USD	25	24,265
Mattel Inc.
3.38%, 04/01/26 (Call 04/01/23)(b)	USD	40	38,907
3.75%, 04/01/29 (Call 04/01/24)(b)	USD	40	38,100
5.88%, 12/15/27 (Call 12/15/22)(b)	USD	60	61,323
Mauser Packaging Solutions Holding Co.
4.75%, 04/15/24 (Call 05/31/22)(a)	EUR	100	103,319
5.50%, 04/15/24 (Call 05/31/22)(b)(c)	USD	110	107,387

56	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
7.25%, 04/15/25 (Call 05/31/22)(b)(c)	USD	110	$104,225
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(b)	USD	75	66,937
8.00%, 08/01/29 (Call 08/01/24)(b)(c)	USD	50	44,750
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)(c)	USD	60	55,575
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(b)(c)	USD	40	35,700
6.00%, 06/01/25 (Call 03/01/25)	USD	25	25,469
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	USD	37	34,880
4.75%, 10/15/28 (Call 07/15/28)(c)	USD	65	59,556
5.50%, 04/15/27 (Call 01/15/27)(c)	USD	61	59,000
5.75%, 06/15/25 (Call 03/15/25)	USD	65	64,222
6.75%, 05/01/25 (Call 05/31/22)	USD	50	51,263
Michaels Companies Inc (The)
5.25%, 05/01/28 (Call 11/01/23)(b)	USD	65	55,819
7.88%, 05/01/29 (Call 05/01/24)(b)(c)	USD	115	90,774
Midcap Financial Issuer Trust, 6.50%, 05/01/28 (Call 05/01/24)(b)	USD	100	86,250
Minerva Merger Sub Inc., 6.50%, 02/15/30 (Call 02/15/25)(b)	USD	180	165,271
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29 (Call 10/01/24)(b)	USD	35	30,592
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/22)(b)	USD	50	49,000
Mohegan Gaming & Entertainment, 8.00%, 02/01/26 (Call 02/01/23)(b)(c)	USD	135	118,503
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(b)	USD	65	58,662
3.88%, 05/15/32 (Call 02/15/32)(b)(c)	USD	60	52,784
4.38%, 06/15/28 (Call 06/15/23)(b)	USD	30	28,050
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 05/31/22)(b)	USD	65	59,605
10.50%, 05/15/27 (Call 05/31/22)(b)	USD	40	39,097
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (Call 10/01/24)(b)	USD	355	309,826
5.25%, 10/01/29 (Call 10/01/24)(b)	USD	190	164,446
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(b)	USD	75	69,403
5.75%, 11/01/28 (Call 11/01/23)(b)(c)	USD	115	100,155
MPT Operating Partnership LP/MPT Finance Corp.
3.38%, 04/24/30 (Call 01/24/30)	GBP	125	140,549
3.50%, 03/15/31 (Call 03/15/26)	USD	85	72,356
4.63%, 08/01/29 (Call 08/01/24)	USD	65	59,736
5.00%, 10/15/27 (Call 10/15/22)(c)	USD	125	119,995
5.25%, 08/01/26 (Call 05/31/22)	USD	40	40,000
MSCI Inc.
3.25%, 08/15/33 (Call 08/15/27)(b)(c)	USD	70	59,100
3.63%, 09/01/30 (Call 03/01/25)(b)(c)	USD	60	52,800
3.63%, 11/01/31 (Call 11/01/26)(b)	USD	50	43,775
3.88%, 02/15/31 (Call 06/01/25)(b)	USD	75	67,726
4.00%, 11/15/29 (Call 11/15/24)(b)(c)	USD	75	68,906
Murphy Oil Corp.
5.75%, 08/15/25 (Call 05/31/22)(c)	USD	25	25,034
5.88%, 12/01/27 (Call 12/01/22)(c)	USD	55	54,296
6.38%, 07/15/28 (Call 07/15/24)	USD	50	50,885
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	USD	35	30,738
4.75%, 09/15/29 (Call 09/15/24)	USD	50	47,433
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)(c)	USD	50	47,793

Security		Par (000)	Value

United States (continued)
7.38%, 05/15/27 (Call 05/15/24)(b)	USD	40	$40,815
Nabors Industries Ltd., 7.25%, 01/15/26 (Call 07/15/22)(b)	USD	50	48,750
National Bank of Greece SA, 2.75%, 10/08/26 (Call 10/08/25)(a)(d)	EUR	150	147,766
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(b)	USD	55	47,713
5.50%, 08/15/28 (Call 08/15/23)(b)	USD	50	45,722
5.75%, 11/15/31 (Call 11/15/26)(b)(c)	USD	50	44,375
6.00%, 01/15/27 (Call 01/15/23)(b)	USD	60	58,222
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	USD	45	39,545
5.00%, 03/15/27 (Call 09/15/26)(c)	USD	65	59,171
5.50%, 03/15/29 (Call 06/15/28)(c)	USD	65	57,281
5.88%, 10/25/24(c)	USD	40	39,850
6.13%, 03/25/24	USD	55	55,206
6.75%, 06/25/25	USD	40	40,090
6.75%, 06/15/26	USD	40	39,250
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 05/10/22)(b)	USD	50	46,500
5.88%, 03/15/26 (Call 12/15/25)(b)	USD	80	73,908
5.88%, 02/15/27 (Call 02/15/24)(b)	USD	75	71,506
7.75%, 02/15/29 (Call 11/15/28)(b)	USD	45	43,759
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(b)	USD	65	58,197
NCR Corp.
5.00%, 10/01/28 (Call 10/01/23)(b)	USD	45	42,975
5.13%, 04/15/29 (Call 04/15/24)(b)(c)	USD	110	104,775
5.25%, 10/01/30 (Call 10/01/25)(b)	USD	45	42,525
5.75%, 09/01/27 (Call 09/01/22)(b)	USD	40	39,460
6.13%, 09/01/29 (Call 09/01/24)(b)(c)	USD	50	48,588
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(b)	USD	100	96,875
6.75%, 09/15/25 (Call 09/15/22)(b)	USD	125	122,281
Newell Brands Inc.
4.10%, 04/01/23 (Call 02/01/23)	USD	37	36,945
4.45%, 04/01/26 (Call 01/01/26)	USD	150	148,650
4.88%, 06/01/25 (Call 05/01/25)(c)	USD	40	40,480
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(b)(c)	USD	85	76,500
5.13%, 02/15/32 (Call 02/15/27)(b)	USD	35	33,674
Nexi SpA, 1.75%, 10/31/24 (Call 07/31/24)(a)	EUR	150	154,798
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(b)	USD	100	90,775
5.63%, 07/15/27 (Call 07/15/22)(b)	USD	125	121,596
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(b)	USD	40	37,600
4.25%, 07/15/24 (Call 04/15/24)(b)	USD	45	44,615
4.50%, 09/15/27 (Call 06/15/27)(b)	USD	40	37,889
NFP Corp.
4.88%, 08/15/28 (Call 08/15/23)(b)(c)	USD	60	54,570
6.88%, 08/15/28 (Call 08/15/23)(b)(c)	USD	170	150,909
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/23)(b)	USD	165	155,511
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 11/01/23 (Call 05/31/22)	USD	40	37,183
Nielsen Co Luxembourg SARL (The), 5.00%, 02/01/25 (Call 05/30/22)(b)(c)	USD	40	40,050
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 07/15/29 (Call 07/15/24)(b)(c)	USD	55	51,978
4.75%, 07/15/31 (Call 07/15/26)(b)	USD	40	37,780
5.63%, 10/01/28 (Call 10/01/23)(b)	USD	70	67,832

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
5.88%, 10/01/30 (Call 10/01/25)(b)	USD	70	$67,112
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/23)(b)(c)	USD	85	84,787
Nordstrom Inc.
4.25%, 08/01/31 (Call 05/01/31)	USD	25	21,375
4.38%, 04/01/30 (Call 01/01/30)(c)	USD	50	43,523
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 05/10/22)(b)	USD	90	89,914
Novelis Corp.
3.25%, 11/15/26 (Call 11/15/23)(b)	USD	55	50,170
3.88%, 08/15/31 (Call 08/15/26)(b)	USD	75	63,982
4.75%, 01/30/30 (Call 01/30/25)(b)	USD	120	109,915
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(b)(c)	USD	35	29,753
3.63%, 02/15/31 (Call 02/15/26)(b)	USD	70	58,293
3.88%, 02/15/32 (Call 02/15/27)(b)(c)	USD	100	83,250
5.25%, 06/15/29 (Call 06/15/24)(b)(c)	USD	40	37,555
5.75%, 01/15/28 (Call 01/15/23)	USD	80	78,029
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	USD	25	23,954
5.75%, 10/01/25 (Call 07/01/25)	USD	60	59,515
6.00%, 06/01/26 (Call 03/01/26)	USD	40	39,770
6.38%, 10/01/30 (Call 04/01/30)(c)	USD	55	54,175
Occidental Petroleum Corp.
3.00%, 02/15/27 (Call 11/15/26)	USD	75	69,920
3.20%, 08/15/26 (Call 06/15/26)	USD	75	70,659
3.40%, 04/15/26 (Call 01/15/26)	USD	75	71,437
3.50%, 08/15/29 (Call 05/15/29)(c)	USD	100	93,375
5.50%, 12/01/25 (Call 09/01/25)	USD	45	45,765
5.55%, 03/15/26 (Call 12/15/25)	USD	95	97,375
5.88%, 09/01/25 (Call 06/01/25)	USD	85	87,403
6.13%, 01/01/31 (Call 07/01/30)(c)	USD	100	105,250
6.38%, 09/01/28 (Call 03/01/28)	USD	65	68,315
6.63%, 09/01/30 (Call 03/01/30)	USD	115	124,631
6.95%, 07/01/24	USD	50	52,440
7.50%, 05/01/31	USD	50	57,120
7.88%, 09/15/31	USD	50	58,404
8.00%, 07/15/25 (Call 04/15/25)	USD	55	59,476
8.50%, 07/15/27 (Call 01/15/27)	USD	40	45,194
8.88%, 07/15/30 (Call 01/15/30)	USD	100	120,000
OI European Group BV
3.13%, 11/15/24 (Call 08/15/24)(a)	EUR	100	103,771
4.75%, 02/15/30 (Call 11/15/24)(b)	USD	30	26,435
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(c)	USD	40	37,772
5.13%, 09/15/27 (Call 05/31/22)	USD	40	39,394
5.63%, 08/01/29 (Call 08/01/24)	USD	45	44,325
Olympus Water U.S. Holding Corp.
3.88%, 10/01/28 (Call 10/01/24)(a)	EUR	100	94,126
4.25%, 10/01/28 (Call 10/01/24)(b)(c)	USD	125	110,081
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)(c)	USD	65	57,200
3.88%, 09/15/28 (Call 09/15/24)	USD	50	42,388
4.00%, 09/15/30 (Call 09/15/25)(c)	USD	65	53,138
5.38%, 11/15/29 (Call 05/15/29)	USD	75	66,796
6.13%, 03/15/24 (Call 09/15/23)	USD	90	90,319
6.63%, 01/15/28 (Call 07/15/27)	USD	50	49,227
6.88%, 03/15/25	USD	105	105,824
7.13%, 03/15/26	USD	125	127,037
8.88%, 06/01/25 (Call 06/01/22)	USD	75	78,641

Security		Par (000)	Value

United States (continued)
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(b)	USD	175	$162,312
5.13%, 04/30/31 (Call 04/30/26)(b)	USD	150	134,952
Organon & Co./Organon Foreign Debt Co-Issuer BV., 2.88%, 04/30/28 (Call 04/30/24)(a)	EUR	150	142,424
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(b)	USD	40	35,530
4.63%, 03/15/30 (Call 03/15/25)(b)(c)	USD	40	35,758
5.00%, 08/15/27 (Call 08/15/22)(b)	USD	55	51,920
6.25%, 06/15/25 (Call 06/15/22)(b)(c)	USD	30	30,460
Owens & Minor Inc.
4.50%, 03/31/29 (Call 03/31/24)(b)(c)	USD	16	14,308
6.63%, 04/01/30 (Call 04/01/25)(b)	USD	40	39,050
Owens-Brockway Glass Container Inc.
5.88%, 08/15/23(b)	USD	57	57,728
6.63%, 05/13/27 (Call 05/15/23)(b)	USD	60	59,473
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Gro, 4.00%, 10/15/27 (Call 10/15/23)(b)(c)	USD	65	57,038
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(b)	USD	40	34,812
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 05/31/22)(b)	USD	161	146,792
Paramount Global
6.25%, 02/28/57 (Call 02/28/27)(d)	USD	55	52,947
6.38%, 03/30/62 (Call 03/30/27)(d)	USD	75	72,750
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(b)	USD	60	54,977
5.88%, 10/01/28 (Call 10/01/23)(b)	USD	55	53,327
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)(c)	USD	60	52,800
7.25%, 06/15/25 (Call 05/31/22)	USD	50	48,153
9.25%, 05/15/25 (Call 05/31/22)(b)	USD	100	103,669
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	USD	40	32,200
5.38%, 10/15/25 (Call 10/15/22)(b)	USD	50	47,606
5.75%, 09/15/31 (Call 09/15/26)(b)	USD	50	41,244
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/22)	USD	45	43,548
3.75%, 06/15/29 (Call 06/15/24)	USD	25	21,375
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(b)	USD	85	75,380
5.50%, 10/15/27 (Call 10/15/22)(b)	USD	85	82,292
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	USD	50	48,974
4.38%, 03/15/26 (Call 12/15/25)	USD	125	120,562
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 02/15/24)(b)	USD	125	116,250
7.75%, 02/15/29 (Call 02/15/24)(b)(c)	USD	75	74,625
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)(c)	USD	75	68,976
5.25%, 07/01/30 (Call 07/01/25)(c)	USD	70	63,700
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(b)(c)	USD	50	46,660
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(b)(c)	USD	45	45,805
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)(b)	USD	75	63,637
4.25%, 04/15/31 (Call 04/15/26)(b)(c)	USD	90	81,540
5.88%, 09/30/27 (Call 09/30/22)(b)	USD	55	55,344

58	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(b)	USD	155	$128,668
4.63%, 04/15/30 (Call 04/15/25)(b)	USD	130	111,150
5.50%, 12/15/29 (Call 12/15/24)(b)	USD	85	77,456
5.63%, 01/15/28 (Call 12/01/22)(b)	USD	70	66,452
5.75%, 03/01/27 (Call 05/16/22)(b)(c)	USD	140	137,620
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(b)	USD	65	51,155
5.88%, 09/01/31 (Call 09/01/26)(b)	USD	60	46,381
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 02/01/23)(b)	USD	50	47,394
8.25%, 02/01/28 (Call 02/01/23)(b)	USD	45	43,594
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(b)	USD	45	38,226
5.13%, 01/15/28 (Call 01/15/23)(b)	USD	50	47,766
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(b)	USD	95	80,987
5.25%, 04/15/24(b)(c)	USD	70	69,912
5.75%, 04/15/26(b)	USD	110	105,387
6.25%, 01/15/28 (Call 01/15/23)(b)(c)	USD	85	75,969
PTC Inc.
3.63%, 02/15/25 (Call 05/31/22)(b)	USD	40	38,861
4.00%, 02/15/28 (Call 02/15/23)(b)	USD	40	37,000
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)(c)	USD	40	34,009
4.45%, 02/15/25 (Call 11/15/24)	USD	50	48,563
4.75%, 02/15/27 (Call 11/15/26)	USD	45	40,275
4.85%, 04/01/24	USD	50	49,715
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(b)(c)	USD	45	38,813
5.38%, 12/01/28 (Call 12/01/23)(b)	USD	50	40,774
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	USD	25	24,334
4.88%, 03/15/27 (Call 09/15/26)	USD	25	23,923
6.63%, 03/15/25 (Call 09/15/24)	USD	45	45,783
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/23)(b)	USD	65	59,800
6.50%, 09/15/28 (Call 09/15/23)(b)(c)	USD	80	70,056
Radiology Partners Inc., 9.25%, 02/01/28 (Call 02/01/23)(b)(c)	USD	50	47,556
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(b)(c)	USD	35	33,347
4.88%, 05/15/25 (Call 02/15/25)	USD	70	69,376
5.00%, 03/15/23 (Call 12/15/22)	USD	40	40,100
8.25%, 01/15/29 (Call 01/15/24)	USD	55	58,652
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(b)(c)	USD	50	49,753
5.25%, 04/15/30 (Call 04/15/25)(b)	USD	70	56,629
5.75%, 01/15/29 (Call 01/15/24)(b)(c)	USD	80	67,162
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 05/31/22)(b)	USD	105	107,895
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(b)	USD	40	36,094
4.75%, 10/15/27 (Call 10/15/22)	USD	55	51,216
Ritchie Bros Holdings Inc., 4.75%, 12/15/31 (Call 12/15/26)(b)	USD	60	60,000
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/22)(b)	USD	52	44,590
8.00%, 11/15/26 (Call 01/15/23)(b)(c)	USD	64	53,469

Security		Par (000)	Value

United States (continued)
RLJ Lodging Trust LP, 4.00%, 09/15/29 (Call 09/15/24)(b)	USD	70	$62,436
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(b)	USD	65	55,725
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 10/15/23)(b)	USD	85	75,203
3.63%, 03/01/29 (Call 03/01/24)(b)(c)	USD	45	38,359
3.88%, 03/01/31 (Call 03/01/26)(b)(c)	USD	105	88,078
4.00%, 10/15/33 (Call 10/15/27)(b)	USD	70	56,175
Rockies Express Pipeline LLC, 4.95%, 07/15/29 (Call 04/15/29)(b)(c)	USD	50	46,795
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/22)(b)	USD	70	65,490
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(b)(c)	USD	55	55,601
9.25%, 04/15/25 (Call 03/16/25)(b)	USD	65	69,447
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)	USD	115	98,641
3.88%, 02/15/27 (Call 02/15/23)	USD	125	118,650
Scientific Games International Inc.
7.00%, 05/15/28 (Call 05/15/23)(b)(c)	USD	85	87,162
7.25%, 11/15/29 (Call 11/15/24)(b)(c)	USD	65	68,169
8.63%, 07/01/25 (Call 07/01/22)(b)	USD	60	62,962
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(b)	USD	100	87,815
6.63%, 05/01/29 (Call 05/01/24)(b)(c)	USD	50	39,691
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)	USD	45	37,013
4.38%, 02/01/32 (Call 08/01/26)	USD	30	25,121
4.50%, 10/15/29 (Call 10/15/24)(c)	USD	25	21,973
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(b)	USD	20	17,766
5.38%, 01/15/31 (Call 01/15/26)(b)(c)	USD	45	39,938
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/22)(b)(c)	USD	50	47,750
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)(c)	USD	50	44,375
4.88%, 03/01/24 (Call 01/01/24)	USD	50	50,290
4.88%, 06/01/27 (Call 03/01/27)	USD	50	48,678
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(b)(c)	USD	55	51,847
5.00%, 04/15/29 (Call 04/15/25)(b)	USD	16	15,880
5.13%, 12/01/24 (Call 09/01/24)(b)	USD	30	30,553
5.50%, 09/15/25 (Call 06/15/25)(b)	USD	25	25,625
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(b)(c)	USD	80	79,400
Sensata Technologies BV, 4.00%, 04/15/29 (Call 04/15/24)(b)	USD	75	66,866
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)(c)	USD	80	67,700
4.38%, 02/15/30 (Call 11/15/29)(b)	USD	30	27,204
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)(c)	USD	50	43,228
4.00%, 05/15/31 (Call 05/15/26)(c)	USD	75	67,244
4.63%, 12/15/27 (Call 12/15/22)(c)	USD	25	24,318
5.13%, 06/01/29 (Call 06/01/24)(c)	USD	75	73,607
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	USD	25	19,813
4.35%, 10/01/24 (Call 09/01/24)	USD	50	46,270
4.38%, 02/15/30 (Call 08/15/29)(c)	USD	35	26,775
4.75%, 10/01/26 (Call 08/01/26)	USD	50	43,138
4.95%, 02/15/27 (Call 08/15/26)(c)	USD	25	21,519
4.95%, 10/01/29 (Call 07/01/29)	USD	50	39,936
5.50%, 12/15/27 (Call 09/15/27)	USD	40	36,400

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
7.50%, 09/15/25 (Call 06/15/25)	USD	65	$64,960
Silgan Holdings Inc., 3.25%, 03/15/25 (Call 05/31/22)	EUR	100	104,095
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(b)(c)	USD	55	45,533
5.13%, 02/15/27 (Call 05/16/22)(b)	USD	25	21,844
5.50%, 03/01/30 (Call 12/01/24)(b)	USD	40	32,714
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(b)(c)	USD	105	96,313
3.88%, 09/01/31 (Call 09/01/26)(b)	USD	120	101,400
4.00%, 07/15/28 (Call 07/15/24)(b)	USD	145	131,007
4.13%, 07/01/30 (Call 07/01/25)(b)	USD	120	105,230
5.00%, 08/01/27 (Call 08/01/22)(b)(c)	USD	115	110,601
5.50%, 07/01/29 (Call 07/01/24)(b)(c)	USD	80	77,000
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 05/31/22)(b)(c)	USD	75	74,709
5.50%, 04/15/27 (Call 05/31/22)(b)	USD	65	63,537
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(b)	USD	35	36,281
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	USD	50	45,656
4.20%, 10/29/25 (Call 09/29/25)	USD	25	24,341
SM Energy Co.
6.50%, 07/15/28 (Call 07/15/24)(c)	USD	45	44,360
6.63%, 01/15/27 (Call 05/31/22)	USD	50	49,750
10.00%, 01/15/25 (Call 06/17/22)(b)	USD	30	32,492
SoftBank Group Corp., 4.00%, 09/19/29 (Call 06/21/29)(a)	EUR	125	109,747
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(b)(c)	USD	40	34,200
4.88%, 11/15/31 (Call 11/15/26)(b)	USD	57	48,593
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/22)(b)	USD	50	49,260
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)(c)	USD	65	61,426
5.38%, 02/01/29 (Call 02/01/24)	USD	75	73,675
5.38%, 03/15/30 (Call 03/15/25)	USD	90	88,987
7.75%, 10/01/27 (Call 10/01/22)	USD	40	41,710
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(b)(c)	USD	30	24,864
5.75%, 07/15/25 (Call 05/31/22)	USD	41	41,343
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)(c)	USD	75	64,744
5.50%, 01/15/25 (Call 10/15/22)(b)	USD	40	39,889
7.50%, 04/15/25 (Call 05/31/22)(b)	USD	75	76,161
Sprint Corp.
7.13%, 06/15/24	USD	190	199,718
7.63%, 02/15/25 (Call 11/15/24)	USD	115	122,331
7.63%, 03/01/26 (Call 11/01/25)	USD	140	151,995
7.88%, 09/15/23	USD	335	351,750
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(b)	USD	85	81,600
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(b)(c)	USD	30	27,387
6.00%, 12/01/29 (Call 12/01/24)(b)(c)	USD	60	52,320
6.13%, 07/01/29 (Call 07/01/24)(b)(c)	USD	50	44,000
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 05/31/22)(b)	USD	150	147,187
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(b)(c)	USD	75	65,967
Standard Industries Inc./NJ
2.25%, 11/21/26 (Call 08/21/26)(a)	EUR	100	93,314
3.38%, 01/15/31 (Call 07/15/25)(b)	USD	85	67,801
4.38%, 07/15/30 (Call 07/15/25)(b)(c)	USD	125	104,125

Security		Par (000)	Value

United States (continued)
4.75%, 01/15/28 (Call 01/15/23)(b)	USD	75	$68,374
5.00%, 02/15/27 (Call 05/31/22)(b)	USD	85	80,112
Staples Inc.
7.50%, 04/15/26 (Call 05/31/22)(b)	USD	150	142,710
10.75%, 04/15/27 (Call 05/31/22)(b)(c)	USD	75	66,394
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(b)	USD	40	36,557
3.75%, 12/31/24 (Call 09/30/24)(b)(c)	USD	55	52,881
4.38%, 01/15/27 (Call 07/15/26)(b)	USD	50	46,688
Station Casinos LLC
4.50%, 02/15/28 (Call 02/15/23)(b)	USD	75	67,552
4.63%, 12/01/31 (Call 06/01/31)(b)(c)	USD	30	25,128
Stericycle Inc., 3.88%, 01/15/29 (Call 11/15/23)(b)	USD	60	52,803
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31 (Call 06/01/26)(b)	USD	50	45,458
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 07/15/23)(b)	USD	65	60,986
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)	USD	60	53,892
4.50%, 04/30/30 (Call 04/30/25)(b)	USD	73	65,609
5.88%, 03/15/28 (Call 03/15/23)	USD	25	24,755
6.00%, 04/15/27 (Call 05/31/22)	USD	50	50,250
Switch Ltd.
3.75%, 09/15/28 (Call 09/15/23)(b)(c)	USD	25	23,438
4.13%, 06/15/29 (Call 06/15/24)(b)(c)	USD	55	52,621
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 05/31/22)(c)	USD	70	25,666
6.63%, 01/15/28 (Call 01/15/23)(b)	USD	35	33,119
7.25%, 05/15/27 (Call 05/31/22)(b)	USD	70	67,025
7.63%, 06/01/28 (Call 06/01/23)(b)	USD	15	14,381
10.50%, 01/15/26 (Call 05/31/22)(b)	USD	75	27,559
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 01/15/23)(b)	USD	45	42,019
6.00%, 03/01/27 (Call 03/01/23)(b)	USD	30	28,819
6.00%, 12/31/30 (Call 12/31/25)(b)	USD	65	59,678
6.00%, 09/01/31 (Call 09/01/26)(b)	USD	50	45,253
7.50%, 10/01/25 (Call 10/01/22)(b)	USD	50	50,780
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(b)	USD	50	45,475
5.75%, 01/15/28 (Call 10/15/27)(b)	USD	30	29,366
5.88%, 06/15/27 (Call 03/15/27)(b)	USD	40	39,650
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(c)	USD	50	48,180
4.75%, 03/15/26 (Call 03/15/23)(b)(c)	USD	55	54,539
5.00%, 09/15/29 (Call 09/15/24)	USD	95	91,778
Teleflex Inc., 4.25%, 06/01/28 (Call 06/01/23)(b)	USD	85	79,695
Tempur Sealy International Inc., 3.88%, 10/15/31 (Call 10/15/26)(b)(c)	USD	130	107,900
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)(b)	USD	125	112,656
4.38%, 01/15/30 (Call 12/01/24)(b)	USD	100	90,737
4.63%, 07/15/24 (Call 05/31/22)	USD	72	71,805
4.63%, 09/01/24 (Call 05/16/22)(b)	USD	50	49,813
4.63%, 06/15/28 (Call 06/15/23)(b)	USD	65	60,970
4.88%, 01/01/26 (Call 05/31/22)(b)	USD	165	160,776
5.13%, 11/01/27 (Call 11/01/22)(b)	USD	135	131,287
6.13%, 10/01/28 (Call 10/01/23)(b)(c)	USD	200	191,575
6.25%, 02/01/27 (Call 05/31/22)(b)	USD	110	109,013
6.75%, 06/15/23	USD	135	138,939

60	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Tenneco Inc.
5.00%, 07/15/26 (Call 05/31/22)(c)	USD	35	$33,556
5.13%, 04/15/29 (Call 04/15/24)(b)	USD	80	77,900
7.88%, 01/15/29 (Call 01/15/24)(b)	USD	35	35,185
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(b)	USD	60	54,173
5.00%, 01/31/28 (Call 07/31/27)(b)	USD	50	46,462
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(b)(c)	USD	80	78,300
Teva Pharmaceutical Finance Netherlands II BV, 6.00%, 01/31/25 (Call 10/31/24)	EUR	100	107,170
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/15/24)(b)	USD	45	42,958
10.50%, 05/15/29 (Call 05/15/24)(b)	USD	40	38,573
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/23)(c)	USD	100	91,990
2.25%, 02/15/26 (Call 02/15/23)(b)	USD	60	55,194
2.63%, 04/15/26 (Call 04/15/23)	USD	80	74,357
2.63%, 02/15/29 (Call 02/15/24)	USD	70	60,600
2.88%, 02/15/31 (Call 02/15/26)	USD	75	63,518
3.38%, 04/15/29 (Call 04/15/24)	USD	95	86,051
3.38%, 04/15/29 (Call 04/15/24)(b)	USD	82	74,276
3.50%, 04/15/31 (Call 04/15/26)(c)	USD	92	82,110
3.50%, 04/15/31 (Call 04/15/26)(b)	USD	105	93,240
4.75%, 02/01/28 (Call 02/01/23)(c)	USD	115	113,634
5.38%, 04/15/27 (Call 05/10/22)(c)	USD	65	66,364
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)	USD	90	78,300
4.88%, 05/01/29 (Call 05/01/24)(c)	USD	60	52,292
5.50%, 11/15/27 (Call 11/15/22)(c)	USD	210	192,837
6.25%, 03/15/26 (Call 05/31/22)(b)	USD	355	354,127
6.38%, 06/15/26 (Call 05/31/22)	USD	95	93,575
7.50%, 03/15/27 (Call 05/31/22)	USD	75	75,617
8.00%, 12/15/25 (Call 05/31/22)(b)	USD	105	109,286
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 05/30/22)(b)	USD	61	57,918
Transocean Inc., 11.50%, 01/30/27 (Call 07/30/23)(b)	USD	100	99,500
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 05/30/22)(b)	USD	108	106,082
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 05/30/22)(b)	USD	89	85,834
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 05/30/22)(b)	USD	37	36,936
Travel + Leisure Co.
3.90%, 03/01/23 (Call 12/01/22)	USD	38	37,858
4.50%, 12/01/29 (Call 09/01/29)(b)	USD	70	62,475
6.00%, 04/01/27 (Call 01/01/27)	USD	25	25,042
6.63%, 07/31/26 (Call 04/30/26)(b)	USD	35	35,875
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	USD	50	50,733
Triumph Group Inc.
6.25%, 09/15/24 (Call 05/31/22)(b)(c)	USD	50	47,808
7.75%, 08/15/25 (Call 05/31/22)(c)	USD	42	40,656
8.88%, 06/01/24 (Call 02/01/23)(b)	USD	32	33,074
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(b)	USD	80	71,400
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	USD	40	35,250
3.88%, 03/15/31 (Call 03/15/26)(c)	USD	45	38,477
Twitter Inc.
3.88%, 12/15/27 (Call 09/15/27)(b)	USD	50	49,031
5.00%, 03/01/30 (Call 12/01/29)(b)	USD	80	81,800

Security		Par (000)	Value

United States (continued)
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(b)	USD	45	$40,313
4.75%, 02/15/29 (Call 02/15/24)(b)	USD	55	50,735
6.25%, 04/15/25 (Call 05/31/22)(b)	USD	85	87,444
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(b)	USD	110	94,739
6.25%, 01/15/28 (Call 09/15/23)(b)	USD	50	49,500
7.50%, 05/15/25 (Call 05/31/22)(b)	USD	90	92,926
7.50%, 09/15/27 (Call 09/15/22)(b)	USD	100	102,897
8.00%, 11/01/26 (Call 05/31/22)(b)	USD	90	94,275
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(b)	USD	165	158,020
4.63%, 04/15/29 (Call 10/15/28)(b)	USD	140	128,450
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)(c)	USD	70	60,900
3.88%, 02/15/31 (Call 08/15/25)(c)	USD	75	65,812
4.00%, 07/15/30 (Call 07/15/25)(c)	USD	45	40,275
4.88%, 01/15/28 (Call 01/15/23)(c)	USD	135	131,091
5.25%, 01/15/30 (Call 01/15/25)	USD	75	72,781
5.50%, 05/15/27 (Call 05/31/22)	USD	75	76,545
United States Steel Corp., 6.88%, 03/01/29 (Call 03/01/24)(c)	USD	65	66,126
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/22)(b)	USD	50	45,938
5.50%, 04/15/29 (Call 04/15/24)(b)(c)	USD	65	54,223
5.75%, 06/15/27 (Call 06/15/24)(b)	USD	40	34,460
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
6.00%, 01/15/30 (Call 01/15/25)(b)	USD	75	62,364
7.88%, 02/15/25 (Call 05/31/22)(b)	USD	160	163,104
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(b)	USD	55	48,888
6.50%, 02/15/29 (Call 02/15/24)(b)	USD	70	60,375
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(b)(c)	USD	80	71,800
5.13%, 02/15/25 (Call 05/10/22)(b)	USD	135	133,066
6.63%, 06/01/27 (Call 06/01/23)(b)	USD	115	115,214
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 05/31/22)	USD	40	39,167
6.88%, 09/01/27 (Call 09/01/22)	USD	70	68,372
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(b)	USD	40	32,350
4.25%, 02/15/30 (Call 02/15/25)(b)	USD	35	30,469
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(b)	USD	60	52,566
10.50%, 11/01/26 (Call 05/31/22)(b)	USD	45	45,776
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(b)	USD	110	95,800
3.88%, 08/15/29 (Call 02/15/29)(b)	USD	90	81,958
4.13%, 08/15/31 (Call 02/15/31)(b)	USD	90	81,672
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/23)(b)	USD	91	85,735
Verisure Holding AB, 3.88%, 07/15/26 (Call 07/15/22)(a)	EUR	100	99,167
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 05/31/22)(b)	USD	140	123,375
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 05/31/22)(b)(c)	USD	90	92,700
ViaSat Inc.
5.63%, 09/15/25 (Call 05/10/22)(b)(c)	USD	40	36,687
5.63%, 04/15/27 (Call 05/10/22)(b)(c)	USD	50	46,428
6.50%, 07/15/28 (Call 07/15/23)(b)	USD	30	25,769

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 05/31/22)(b)	USD	25	$24,000
3.75%, 02/15/27 (Call 02/15/23)(b)	USD	45	41,499
3.88%, 02/15/29 (Call 11/15/28)(b)	USD	90	85,638
4.13%, 08/15/30 (Call 02/15/25)(b)	USD	50	44,919
4.25%, 12/01/26 (Call 12/01/22)(b)	USD	75	71,109
4.50%, 09/01/26 (Call 06/01/26)(b)	USD	65	64,629
4.63%, 06/15/25 (Call 03/15/25)(b)	USD	145	144,372
4.63%, 12/01/29 (Call 12/01/24)(b)	USD	50	46,783
5.63%, 05/01/24 (Call 02/01/24)(b)	USD	130	131,963
5.75%, 02/01/27 (Call 11/01/26)(b)	USD	120	124,111
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/22)(b)	USD	55	46,633
7.00%, 02/15/29 (Call 02/15/24)(b)(c)	USD	50	44,245
13.00%, 05/15/25 (Call 05/16/22)(b)	USD	65	71,136
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/01/24)(b)	USD	100	90,500
5.00%, 07/31/27 (Call 07/31/22)(b)	USD	105	100,359
5.50%, 09/01/26 (Call 05/10/22)(b)	USD	75	74,766
5.63%, 02/15/27 (Call 05/10/22)(b)	USD	95	93,442
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(b)	USD	35	31,591
Vodafone Group PLC, 3.00%, 08/27/80 (Call 05/27/30)(a)(d)	EUR	100	91,694
Weatherford International Ltd.
6.50%, 09/15/28 (Call 09/15/24)(b)	USD	60	60,600
8.63%, 04/30/30 (Call 10/30/24)(b)	USD	115	113,873
Wesco Aircraft Holdings Inc., 9.00%, 11/15/26 (Call 11/15/22)(b)(c)	USD	89	55,180
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/22)(b)	USD	80	83,100
7.25%, 06/15/28 (Call 06/15/23)(b)	USD	130	134,583
Western Midstream Operating LP
3.60%, 02/01/25 (Call 01/01/25)	USD	50	47,784
4.50%, 03/01/28 (Call 12/01/27)	USD	25	23,876
4.55%, 02/01/30 (Call 11/01/29)	USD	100	92,212
4.65%, 07/01/26 (Call 04/01/26)	USD	50	48,959
4.75%, 08/15/28 (Call 05/15/28)	USD	25	24,271
WeWork Companies Inc., 7.88%, 05/01/25(b)	USD	50	42,293
WeWork Companies LLC/WW Co-Obligor Inc., 5.00%, 07/10/25 (Call 04/10/25)(b)(c)	USD	55	44,183
William Carter Co. (The), 5.63%, 03/15/27 (Call 05/31/22)(b)	USD	50	49,823
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(b)(c)	USD	30	28,400
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(b)	USD	105	100,548
WMG Acquisition Corp.
2.75%, 07/15/28 (Call 07/15/23)(a)	EUR	100	97,923
3.00%, 02/15/31 (Call 02/15/26)(b)	USD	40	33,300
3.75%, 12/01/29 (Call 12/01/24)(b)	USD	50	44,813
3.88%, 07/15/30 (Call 07/15/25)(b)(c)	USD	50	44,813
Wolverine Escrow LLC
8.50%, 11/15/24 (Call 05/31/22)(b)	USD	74	41,070
13.13%, 11/15/27 (Call 11/15/22)(b)	USD	65	24,131
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 06/15/23)(b)	USD	70	65,814
5.63%, 08/15/29 (Call 08/15/24)(b)	USD	95	81,168
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(b)	USD	40	39,292
5.25%, 05/15/27 (Call 02/15/27)(b)(c)	USD	65	59,881

Security		Par/ Shares (000)	Value

United States (continued)
5.50%, 03/01/25 (Call 12/01/24)(b)	USD	150	$144,951
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(b)	USD	50	43,625
7.75%, 04/15/25 (Call 05/31/22)(b)	USD	50	51,490
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(b)	USD	50	48,000
5.50%, 08/15/28 (Call 07/15/28)(b)(c)	USD	65	58,500
XHR LP, 4.88%, 06/01/29 (Call 06/01/24)(b)	USD	60	55,125
XPO Logistics Inc., 6.25%, 05/01/25 (Call 05/31/22)(b)(c)	USD	45	46,069
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	USD	60	51,520
4.63%, 01/31/32 (Call 10/01/26)	USD	70	63,589
4.75%, 01/15/30 (Call 10/15/29)(b)	USD	75	71,407
5.38%, 04/01/32 (Call 04/01/27)	USD	75	71,531
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 05/31/22)(b)(c)	USD	105	91,350
6.13%, 03/01/28 (Call 03/01/23)(b)(c)	USD	90	75,150
ZF Europe Finance BV, 3.00%, 10/23/29 (Call 07/23/29)(a)	EUR	100	88,068
Ziggo Bond Co. BV, 3.38%, 02/28/30 (Call 02/15/25)(a)	EUR	100	87,732
Ziggo BV, 2.88%, 01/15/30 (Call 10/15/24)(a)	EUR	100	90,517

			76,972,368

Total Corporate Bonds & Notes — 97.5% (Cost: $129,644,639)			115,657,054

Short-Term Investments

Money Market Funds — 20.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(i)(j)(k)		22,647	22,646,960
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(i)(j)		1,020	1,020,000

			23,666,960

Total Short-Term Investments — 20.0% (Cost: $23,665,827)			23,666,960

Total Investments in Securities — 117.5% (Cost: $153,310,466)			139,324,014

Other Assets, Less Liabilities — (17.5)%			(20,758,949)

Net Assets — 100.0%			$118,565,065

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

62	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® US & Intl High Yield Corp Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$20,934,089	$1,723,511	(a)	$—		$(8,075)	$(2,565)	$22,646,960	22,647	$30,207	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,290,000	—		(270,000	)(a)	—	—	1,020,000	1,020	362		—

						$(8,075)	$(2,565)	$23,666,960		$30,569		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$115,657,054	$—	$115,657,054
Money Market Funds	23,666,960	—	—	23,666,960

	$23,666,960	$115,657,054	$—	$139,324,014

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	63

Statements of Assets and Liabilities (unaudited)

April 30, 2022

	iShares International High Yield Bond ETF	iShares J.P. Morgan EM Corporate Bond ETF	iShares J.P. Morgan EM High Yield Bond ETF	iShares J.P. Morgan EM Local Currency Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$44,643,130	$328,250,811	$410,453,778	$467,028,861
Affiliated(c)	10,000	31,270,800	37,391,029	9,440,000
Cash	7,227	18,289	32,702	1,109,584
Foreign currency, at value(d)	501,220	—	527	6,643,275
Receivables:
Investments sold	275,817	4,309,780	2,284,388	7,927,199
Securities lending income — Affiliated	—	12,971	15,259	—
Capital shares sold	—	198,433	194,391	—
Dividends	—	789	752	372
Interest	576,506	3,769,834	6,739,487	9,859,428

Total assets	46,013,900	367,831,707	457,112,313	502,008,719

LIABILITIES
Collateral on securities loaned, at value	—	27,410,444	32,049,909	—
Deferred foreign capital gain tax	—	—	—	18,051
Payables:
Investments purchased	704,768	6,946,692	3,890,857	7,446,660
Capital shares redeemed	—	—	—	15,802,632
Investment advisory fees	15,589	145,137	175,490	128,691
Foreign taxes	—	—	—	73

Total liabilities	720,357	34,502,273	36,116,256	23,396,107

NET ASSETS	$45,293,543	$333,329,434	$420,996,057	$478,612,612

NET ASSETS CONSIST OF:
Paid-in capital	$60,435,877	$397,979,539	$568,462,326	$634,464,294
Accumulated loss	(15,142,334)	(64,650,105)	(147,466,269)	(155,851,682)

NET ASSETS	$45,293,543	$333,329,434	$420,996,057	$478,612,612

Shares outstanding	1,000,000	7,400,000	11,150,000	13,600,000

Net asset value	$45.29	$45.04	$37.76	$35.19

Shares authorized	500 million	500 million	500 million	500 million

Par value	$0.001	$0.001	$0.001	$0.001

(a) Securities loaned, at value	$—	$25,821,626	$30,423,774	$—
(b) Investments, at cost — Unaffiliated	$53,059,460	$364,539,293	$480,914,622	$545,211,945
(c) Investments, at cost — Affiliated	$10,000	$31,266,205	$37,384,927	$9,440,000
(d) Foreign currency, at cost	$515,791	$—	$542	$6,699,038

See notes to financial statements.

64	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

April 30, 2022

iShares US & Intl High Yield Corp Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$115,657,054
Affiliated(c)	23,666,960
Cash	6,340
Foreign currency, at value(d)	828,774
Receivables:
Investments sold	990,569
Securities lending income — Affiliated	5,678
Dividends	197
Interest	1,674,047

Total assets	142,829,619

LIABILITIES
Collateral on securities loaned, at value	22,653,228
Payables:
Investments purchased	1,571,257
Investment advisory fees	40,069

Total liabilities	24,264,554

NET ASSETS	$118,565,065

NET ASSETS CONSIST OF:
Paid-in capital	$141,125,877
Accumulated loss	(22,560,812)

NET ASSETS	$118,565,065

Shares outstanding	2,700,000

Net asset value	$43.91

Shares authorized	500 million

Par value	$0.001

(a) Securities loaned, at value	$21,811,961
(b) Investments, at cost — Unaffiliated	$129,644,639
(c) Investments, at cost — Affiliated	$23,665,827
(d) Foreign currency, at cost	$864,045

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	65

Statements of Operations (unaudited)

Six Months Ended April 30, 2022

	iShares International High Yield Bond ETF	iShares J.P. Morgan EM Corporate Bond ETF	iShares J.P. Morgan EM High Yield Bond ETF	iShares J.P. Morgan EM Local Currency Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$7	$5,031	$4,063	$1,053
Interest — Unaffiliated	969,743	9,318,996	14,630,603	14,124,949
Securities lending income — Affiliated — net	—	75,040	79,424	—
Other income — Unaffiliated	280	16,200	10,500	—
Foreign taxes withheld	(330)	(502)	—	(264,580)

Total investment income	969,700	9,414,765	14,724,590	13,861,422

EXPENSES
Investment advisory fees	124,002	1,184,079	1,178,860	787,646
Commitment fees	—	—	—	3,180
Professional fees	217	217	217	217

Total expenses	124,219	1,184,296	1,179,077	791,043

Net investment income	845,481	8,230,469	13,545,513	13,070,379

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	(376,558)	(15,789,546)	(13,691,873)	(46,279,209)
Investments — Affiliated	—	(20,606)	(20,386)	—
In-kind redemptions — Unaffiliated	(1,607,110)	(10,111,784)	(4,369,034)	(1,506,246)
Foreign currency transactions	(66,047)	—	—	(1,440,781)

Net realized loss	(2,049,715)	(25,921,936)	(18,081,293)	(49,226,236)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	(8,191,934)	(35,150,004)	(50,743,840)	(36,646,128)
Investments — Affiliated	—	(1,962)	6,101	—
Foreign currency translations	(41,412)	—	(15)	(227,945)

Net change in unrealized appreciation (depreciation)	(8,233,346)	(35,151,966)	(50,737,754)	(36,874,073)

Net realized and unrealized loss	(10,283,061)	(61,073,902)	(68,819,047)	(86,100,309)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,437,580)	$(52,843,433)	$(55,273,534)	$(73,029,930)

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable	$—	$—	$—	$(25,430)
(b) Net of reduction in deferred foreign capital gain tax of	$—	$—	$—	$91,523

See notes to financial statements.

66	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended April 30, 2022

iShares US & Intl High Yield Corp Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$1,944
Interest — Unaffiliated	3,568,464
Securities lending income — Affiliated — net	28,625
Other income — Unaffiliated	(409)

Total investment income	3,598,624

EXPENSES
Investment advisory fees	314,562
Professional fees	217

Total expenses	314,779

Net investment income	3,283,845

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	363,028
Investments — Affiliated	(8,075)
In-kind redemptions — Unaffiliated	(895,377)
Foreign currency transactions	(38,859)

Net realized loss	(579,283)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(16,901,426)
Investments — Affiliated	(2,565)
Foreign currency translations	(54,355)

Net change in unrealized appreciation (depreciation)	(16,958,346)

Net realized and unrealized loss	(17,537,629)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(14,253,784)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	67

Statements of Changes in Net Assets

	iShares International High Yield Bond ETF		iShares J.P. Morgan EM Corporate Bond ETF
	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$845,481	$1,640,605	$8,230,469	$12,338,101
Net realized gain (loss)	(2,049,715)	246,665	(25,921,936)	(337,078)
Net change in unrealized appreciation (depreciation)	(8,233,346)	680,844	(35,151,966)	(3,235,881)

Net increase (decrease) in net assets resulting from operations	(9,437,580)	2,568,114	(52,843,433)	8,765,142

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,102,987)	(736,269)	(9,252,151)	(11,947,480)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(14,326,435)	22,578,514	(122,937,926)	306,813,811

NET ASSETS
Total increase (decrease) in net assets	(25,867,002)	24,410,359	(185,033,510)	303,631,473
Beginning of period	71,160,545	46,750,186	518,362,944	214,731,471

End of period	$45,293,543	$71,160,545	$333,329,434	$518,362,944

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

68	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares J.P. Morgan EM High Yield Bond ETF		iShares J.P. Morgan EM Local Currency Bond ETF
	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$13,545,513	$21,702,643	$13,070,379	$24,130,068
Net realized loss	(18,081,293)	(5,754,719)	(49,226,236)	(3,824,330)
Net change in unrealized appreciation (depreciation)	(50,737,754)	3,814,196	(36,874,073)	(20,231,809)

Net increase (decrease) in net assets resulting from operations	(55,273,534)	19,762,120	(73,029,930)	73,929

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(13,558,664)	(22,290,589)	(19,531,059)	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	14,473,144	174,299,553	53,746,261	17,252,960

NET ASSETS
Total increase (decrease) in net assets	(54,359,054)	171,771,084	(38,814,728)	17,326,889
Beginning of period	475,355,111	303,584,027	517,427,340	500,100,451

End of period	$420,996,057	$475,355,111	$478,612,612	$517,427,340

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	69

Statements of Changes in Net Assets (continued)

	iShares US & Intl High Yield Corp Bond ETF

	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,283,845	$7,955,550
Net realized gain (loss)	(579,283)	2,777,006
Net change in unrealized appreciation (depreciation)	(16,958,346)	4,307,320

Net increase (decrease) in net assets resulting from operations	(14,253,784)	15,039,876

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,806,237)	(8,596,496)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(56,839,215)	10,169,888

NET ASSETS
Total increase (decrease) in net assets	(74,899,236)	16,613,268
Beginning of period	193,464,301	176,851,033

End of period	$118,565,065	$193,464,301

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

70	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares International High Yield Bond ETF

	Six Months Ended
	04/30/22		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		10/31/21	10/31/20	10/31/19	10/31/18	10/31/17

Net asset value, beginning of period	$54.74		$51.94	$51.05	$50.66	$53.04	$46.91

Net investment income(a)	0.69		1.44	1.42	1.51	1.54	1.77
Net realized and unrealized gain (loss)(b)		(8.52)	2.18	0.09	0.82	(3.92)	4.85

Net increase (decrease) from investment operations		(7.83)	3.62	1.51	2.33	(2.38)	6.62

Distributions(c)
From net investment income		(1.62)	(0.82)	(0.62)	(1.94)	—	(0.40)
Return of capital	—		—	—	—	—	(0.09)

Total distributions		(1.62)	(0.82)	(0.62)	(1.94)	—	(0.49)

Net asset value, end of period	$45.29		$54.74	$51.94	$51.05	$50.66	$53.04

Total Return(d)
Based on net asset value	(14.69	)%(e)	6.90%	3.00%	4.85%	(4.49)%	14.21%

Ratios to Average Net Assets(f)
Total expenses	0.40	%(g)	0.40%	0.40%	0.40%	0.40%	0.40%

Total expenses after fees waived	0.40	%(g)	0.40%	0.40%	0.40%	0.40%	0.40%

Net investment income	2.73	%(g)	2.56%	2.85%	3.03%	2.87%	3.62%

Supplemental Data
Net assets, end of period (000)	$45,294		$71,161	$46,750	$40,838	$65,858	$90,160

Portfolio turnover rate(h)	10	%(e)	33%	46%	34%	31%	49%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	71

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares J.P. Morgan EM Corporate Bond ETF

	Six Months Ended
	04/30/22		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		10/31/21	10/31/20	10/31/19	10/31/18	10/31/17

Net asset value, beginning of period	$51.32		$51.13	$51.29	$47.68	$51.33	$50.40

Net investment income(a)	0.85		1.75	2.06	2.25	2.16	2.10
Net realized and unrealized gain (loss)(b)		(6.21)	0.23	(0.13)	3.61	(3.70)	0.90

Net increase (decrease) from investment operations		(5.36)	1.98	1.93	5.86	(1.54)	3.00

Distributions(c)
From net investment income		(0.92)	(1.79)	(2.09)	(2.25)	(2.11)	(2.07)

Total distributions		(0.92)	(1.79)	(2.09)	(2.25)	(2.11)	(2.07)

Net asset value, end of period	$45.04		$51.32	$51.13	$51.29	$47.68	$51.33

Total Return(d)
Based on net asset value	(10.58	)%(e)	3.88%	3.94%	12.57%	(3.09)%	6.14%

Ratios to Average Net Assets(f)
Total expenses	0.50	%(g)	0.50%	0.50%	0.50%	0.50%	0.50%

Net investment income	3.48	%(g)	3.36%	4.08%	4.51%	4.37%	4.16%

Supplemental Data
Net assets, end of period (000)	$333,329		$518,363	$214,731	$166,685	$71,515	$87,269

Portfolio turnover rate(h)	9	%(e)	16%	25%	21%	16%	62%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

72	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares J.P. Morgan EM High Yield Bond ETF

	Six Months Ended
	04/30/22		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	(unaudited)		10/31/21	10/31/20	10/31/19	10/31/18		10/31/17

Net asset value, beginning of period	$43.61		$43.06	$46.63	$45.29	$50.60		$49.97

Net investment income(a)	1.17		2.43	2.52	2.66	2.44		2.87
Net realized and unrealized gain (loss)(b)		(5.84)	0.68	(3.54)	1.93	(5.40)		0.77

Net increase (decrease) from investment operations		(4.67)	3.11	(1.02)	4.59	(2.96)		3.64

Distributions(c)
From net investment income		(1.18)	(2.56)	(2.55)	(3.25)	(2.35)		(3.01)

Total distributions		(1.18)	(2.56)	(2.55)	(3.25)	(2.35)		(3.01)

Net asset value, end of period	$37.76		$43.61	$43.06	$46.63	$45.29		$50.60

Total Return(d)
Based on net asset value	(10.91	)%(e)	7.16%	(2.08)%	10.51%	(5.96	)%(f)	7.60%

Ratios to Average Net Assets(g)
Total expenses	0.50	%(h)	0.50%	0.50%	0.50%	0.50%		0.50%

Total expenses after fees waived	0.50	%(h)	0.49%	0.48%	0.50%	0.50%		0.50%

Net investment income	5.75	%(h)	5.40%	5.75%	5.75%	5.11%		5.73%

Supplemental Data
Net assets, end of period (000)	$420,996		$475,355	$303,584	$333,378	$398,541		$624,867

Portfolio turnover rate(i)	8	%(e)	23%	65%	32%	19%		25%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	73

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares J.P. Morgan EM Local Currency Bond ETF

	Six Months Ended
	04/30/22		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		10/31/21	10/31/20	10/31/19	10/31/18	10/31/17

Net asset value, beginning of period	$41.73		$41.68	$45.43	$43.24	$46.85	$45.14

Net investment income(a)	0.95		2.06	2.29	3.09	2.87	2.29
Net realized and unrealized gain (loss)(b)		(5.96)	(2.01)	(4.11)	0.59	(6.48)	(0.58)

Net increase (decrease) from investment operations		(5.01)	0.05	(1.82)	3.68	(3.61)	1.71

Distributions(c)
From net investment income		(1.53)	—	(1.93)	(1.49)	—	—

Total distributions		(1.53)	—	(1.93)	(1.49)	—	—

Net asset value, end of period	$35.19		$41.73	$41.68	$45.43	$43.24	$46.85

Total Return(d)
Based on net asset value	(12.32	)%(e)	0.12%	(4.20)%	8.75%	(7.71)%	3.79%

Ratios to Average Net Assets(f)
Total expenses	0.30	%(g)	0.30%	0.30%	0.30%	0.42%	0.50%

Total expenses after fees waived	0.30	%(g)	0.30%	0.30%	0.30%	0.41%	0.50%

Net investment income	4.98	%(g)	4.72%	5.46%	6.95%	6.19%	5.04%

Supplemental Data
Net assets, end of period (000)	$478,613		$517,427	$500,100	$536,078	$423,732	$309,217

Portfolio turnover rate(h)	23	%(e)	29%	43%	44%	51%	97%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

74	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares US & Intl High Yield Corp Bond ETF

	Six Months Ended
	04/30/22		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		10/31/21	10/31/20	10/31/19	10/31/18	10/31/17

Net asset value, beginning of period	$49.61		$47.80	$48.97	$48.03	$50.98	$48.77

Net investment income(a)	0.99		2.09	2.21	2.42	2.46	2.45
Net realized and unrealized gain (loss)(b)		(5.60)	1.99	(1.27)	1.17	(2.80)	2.08

Net increase (decrease) from investment operations		(4.61)	4.08	0.94	3.59	(0.34)	4.53

Distributions(c)
From net investment income		(1.09)	(2.27)	(2.11)	(2.65)	(2.61)	(2.32)

Total distributions		(1.09)	(2.27)	(2.11)	(2.65)	(2.61)	(2.32)

Net asset value, end of period	$43.91		$49.61	$47.80	$48.97	$48.03	$50.98

Total Return(d)
Based on net asset value	(9.45	)%(e)	8.56%	2.04%	7.74%	(0.71)%	9.58%

Ratios to Average Net Assets(f)
Total expenses	0.40	%(g)	0.40%	0.40%	0.40%	0.40%	0.40%

Total expenses after fees waived	0.40	%(g)	0.40%	0.40%	0.40%	0.40%	0.40%

Net investment income	4.18	%(g)	4.16%	4.65%	5.02%	4.95%	4.93%

Supplemental Data
Net assets, end of period (000)	$118,565		$193,464	$176,851	$176,300	$211,353	$214,103

Portfolio turnover rate(h)	9	%(e)	31%	33%	24%	20%	22%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	75

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

International High Yield Bond	Diversified
J.P. Morgan EM Corporate Bond	Diversified
J.P. Morgan EM High Yield Bond	Non-diversified
J.P. Morgan EM Local Currency Bond	Non-diversified
US & Intl High Yield Corp Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2022, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

76	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	77

Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

	Market Value of	Cash Collateral		Non-Cash Collateral
iShares ETF and Counterparty	Securities on Loan	Received	(a)	Received	Net Amount

J.P. Morgan EM Corporate Bond
Barclays Bank PLC	$1,097,229	$1,097,229		$—	$—
Barclays Capital, Inc.	3,894,559	3,894,559		—	—
BNP Paribas SA	498,957	498,957		—	—
BofA Securities, Inc.	927,831	927,831		—	—
Citigroup Global Markets, Inc.	2,556,041	2,556,041		—	—
Credit Suisse Securities (USA) LLC	701,043	701,043		—	—
HSBC Securities (USA), Inc.	964,660	964,660		—	—
J.P. Morgan Securities LLC	3,573,904	3,573,904		—	—
Jefferies LLC	5,190,461	5,190,461		—	—
Morgan Stanley	2,332,229	2,332,229		—	—
Nomura Securities International, Inc.	1,311,787	1,311,787		—	—
Pershing LLC	285,950	285,950		—	—
Scotia Capital (USA), Inc.	103,009	103,009		—	—
Wells Fargo Securities LLC	2,383,966	2,383,966		—	—

	$25,821,626	$25,821,626		$—	$—

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Notes to Financial Statements (unaudited) (continued)

	Market Value of	Cash Collateral		Non-Cash Collateral
iShares ETF and Counterparty	Securities on Loan	Received	(a)	Received	Net Amount

J.P. Morgan EM High Yield Bond
Barclays Bank PLC	$1,237,909	$1,237,909		$—	$—
BNP Paribas SA	5,151,009	5,151,009		—	—
BofA Securities, Inc.	4,203,830	4,203,830		—	—
Citigroup Global Markets, Inc.	1,579,925	1,579,925		—	—
Credit Suisse Securities (USA) LLC	1,889,914	1,889,914		—	—
Goldman Sachs & Co. LLC	3,548,219	3,548,219		—	—
Jefferies LLC	6,659,106	6,659,106		—	—
Morgan Stanley	1,797,899	1,797,899		—	—
Nomura Securities International, Inc.	2,190,175	2,190,175		—	—
RBC Capital Markets LLC	467,713	467,713		—	—
Scotia Capital (USA), Inc.	894,855	894,855		—	—
UBS AG	1,912	1,912		—	—
UBS Securities LLC	499,386	499,386		—	—
Wells Fargo Securities LLC	301,922	301,922		—	—

	$30,423,774	$30,423,774		$—	$—

US & Intl High Yield Corp Bond
Barclays Bank PLC	$1,244,124	$1,244,124		$—	$—
Barclays Capital, Inc.	571,712	571,712		—	—
BMO Capital Markets Corp.	129,013	129,013		—	—
BNP Paribas SA	4,151,320	4,151,320		—	—
BofA Securities, Inc.	1,464,858	1,464,858		—	—
Citadel Clearing LLC	264,724	264,724		—	—
Citigroup Global Markets, Inc.	911,193	911,193		—	—
Credit Suisse Securities (USA) LLC	179,968	179,968		—	—
Deutsche Bank Securities, Inc.	221,387	221,387		—	—
Goldman Sachs & Co. LLC	5,164,287	5,164,287		—	—
J.P. Morgan Securities LLC	4,093,513	4,093,513		—	—
Jefferies LLC	272,200	272,200		—	—
Morgan Stanley	1,200,250	1,200,250		—	—
Nomura Securities International, Inc.	397,213	397,213		—	—
RBC Capital Markets LLC	1,334,656	1,334,656		—	—
Scotia Capital (USA), Inc.	149,623	149,623		—	—
State Street Bank & Trust Co.	28,413	28,413		—	—
UBS AG	549	549		—	—
Wells Fargo Securities LLC	32,958	32,958		—	—

	$21,811,961	$21,811,961		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

N O T E S T O F I N A N C I A L S T A T E M E N T S	79

Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

International High Yield Bond	0.40%
J.P. Morgan EM Corporate Bond	0.50
J.P. Morgan EM High Yield Bond	0.50
J.P. Morgan EM Local Currency Bond	0.30
US & Intl High Yield Corp Bond	0.40

Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of BFA, under which BFA pays BIL for services it provides to the iShares International High Yield Bond ETF, iShares J.P. Morgan EM Corporate Bond ETF, iShares J.P. Morgan EM High Yield Bond ETF, iShares J.P. Morgan EM Local Currency Bond ETF and iShares US & Intl High Yield Corp Bond ETF. BFA has entered into a separate sub-advisory agreement with BlackRock (Singapore) Limited (“BRS”, together with BlackRock International Limited, the “Sub-Advisers”), both affiliates of BFA, under which BFA pays BRS for services it provides to the iShares J.P. Morgan EM Local Currency Bond ETF.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

J.P. Morgan EM Corporate Bond	$24,320
J.P. Morgan EM High Yield Bond	24,616
US & Intl High Yield Corp Bond	10,234

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

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Notes to Financial Statements (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

J.P. Morgan EM Corporate Bond	$1,070,743	$206,063	$(16,623)
J.P. Morgan EM High Yield Bond	2,874,501	941,778	(148,239)
J.P. Morgan EM Local Currency Bond	1,003,083	—	—
US & Intl High Yield Corp Bond	—	1,129,422	(28,826)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended April 30, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

International High Yield Bond	$6,117,377	$7,134,006
J.P. Morgan EM Corporate Bond	40,431,697	43,008,751
J.P. Morgan EM High Yield Bond	58,626,414	37,953,851
J.P. Morgan EM Local Currency Bond	156,102,974	119,234,529
US & Intl High Yield Corp Bond	14,023,551	14,485,367

For the six months ended April 30, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

International High Yield Bond	$—	$13,781,317
J.P. Morgan EM Corporate Bond	41,040,605	159,249,340
J.P. Morgan EM High Yield Bond	61,442,827	67,358,062
J.P. Morgan EM Local Currency Bond	44,861,114	37,598,501
US & Intl High Yield Corp Bond	4,770,819	60,328,050

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

International High Yield Bond	$5,076,573
J.P. Morgan EM Corporate Bond	2,807,271
J.P. Morgan EM High Yield Bond	60,420,371
J.P. Morgan EM Local Currency Bond	30,944,097
US & Intl High Yield Corp Bond	8,141,623

N O T E S T O F I N A N C I A L S T A T E M E N T S	81

Notes to Financial Statements (unaudited) (continued)

As of April 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

International High Yield Bond	$53,141,963	$102,899	$(8,591,732)	$(8,488,833)
J.P. Morgan EM Corporate Bond	396,528,134	549,716	(37,556,239)	(37,006,523)
J.P. Morgan EM High Yield Bond	519,164,581	896,742	(72,216,516)	(71,319,774)
J.P. Morgan EM Local Currency Bond	560,682,407	3,251,582	(87,465,128)	(84,213,546)
US & Intl High Yield Corp Bond	153,522,151	451,302	(14,649,439)	(14,198,137)

8.	LINE OF CREDIT

The iShares J.P. Morgan EM Local Currency Bond ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 12, 2022. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended April 30, 2022, the Fund did not borrow under the Syndicated Credit Agreement.

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or

82	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

N O T E S T O F I N A N C I A L S T A T E M E N T S	83

Notes to Financial Statements (unaudited) (continued)

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

iShares ETF	Six Months Ended 04/30/22		Year Ended 10/31/21
	Shares	Amount	Shares	Amount

International High Yield Bond
Shares sold	—	$—	400,000	$22,578,514
Shares redeemed	(300,000)	(14,326,435)	—	—

Net increase (decrease)	(300,000)	$(14,326,435)	400,000	$22,578,514

J.P. Morgan EM Corporate Bond
Shares sold	850,000	$43,070,166	5,900,000	$306,813,811
Shares redeemed	(3,550,000)	(166,008,092)	—	—

Net increase (decrease)	(2,700,000)	$(122,937,926)	5,900,000	$306,813,811

J.P. Morgan EM High Yield Bond
Shares sold	2,000,000	$84,500,354	4,250,000	$192,187,348
Shares redeemed	(1,750,000)	(70,027,210)	(400,000)	(17,887,795)

Net increase	250,000	$14,473,144	3,850,000	$174,299,553

J.P. Morgan EM Local Currency Bond
Shares sold	3,400,000	$133,655,838	2,800,000	$123,271,919
Shares redeemed	(2,200,000)	(79,909,577)	(2,400,000)	(106,018,959)

Net increase	1,200,000	$53,746,261	400,000	$17,252,960

US & Intl High Yield Corp Bond
Shares sold	100,000	$4,919,799	600,000	$30,073,163
Shares redeemed	(1,300,000)	(61,759,014)	(400,000)	(19,903,275)

Net increase (decrease)	(1,200,000)	$(56,839,215)	200,000	$10,169,888

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares International High Yield Bond ETF, iShares J.P. Morgan EM Corporate Bond ETF, iShares J.P. Morgan EM High Yield Bond ETF, iShares J.P. Morgan EM Local Currency Bond ETF and iShares US & Intl High Yield Corp Bond ETF (the “Funds” or “ETFs”), each a series of the Company, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Company, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	85

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2022

iShares ETF	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

International High Yield Bond(a)	$1.558045	$—	$0.059637	$1.617682	96%	—%	4%	100%
J.P. Morgan EM Corporate Bond	0.921221	—	—	0.921221	100	—	—	100
J.P. Morgan EM High Yield Bond	1.183103	—	—	1.183103	100	—	—	100
J.P. Morgan EM Local Currency Bond(a)	1.440662	—	0.085202	1.525864	94	—	6	100
US & Intl High Yield Corp Bond	1.086102	—	—	1.086102	100	—	—	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

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General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	87

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

CAB	Capital Appreciation Bonds

LIBOR	London Interbank Offered Rate

PIK	Payment-in-kind

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

Currency Abbreviations

BRL	Brazilian Real

CAD	Canadian Dollar

CLP	Chilean Peso

CNY	Chinese Yuan

COP	Colombian Peso

CZK	Czech Koruna

DOP	Dominican Peso

EUR	Euro

GBP	British Pound

HUF	Hungarian Forint

IDR	Indonesian Rupiah

MXN	Mexican Peso

MYR	Malaysian Ringgit

PEN	Peru Nuevo Sol

PHP	Philippine Peso

PLN	Polish Zloty

RON	Romanian Leu

RSD	Serbian Dinar

THB	Thai Baht

TRY	Turkish Lira

UYU	Uruguayan Peso

ZAR	South African Rand

Counterparty Abbreviations

DBS	Deutsche Bank Securities Inc.

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Want to know more?

iShares.com   |   1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by JPMorgan Chase & Co., Markit Indices Limited or Morningstar, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1002-0422

(b) Not Applicable

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a) (4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: June 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: June 23, 2022

By:	/s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: June 23, 2022